UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07747

Nuveen Multistate Trust I

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Mutual Funds
30 November 2021
Nuveen Municipal
Bond Funds
Fund Name	Class A	Class C	Class C2	Class I
Nuveen Arizona Municipal Bond Fund	FAZTX	FZCCX	FAZCX	NMARX
Nuveen Colorado Municipal Bond Fund	FCOTX	FAFKX	FCOCX	FCORX
Nuveen Maryland Municipal Bond Fund	NMDAX	NACCX	NMDCX	NMMDX
Nuveen New Mexico Municipal Bond Fund	FNMTX	FNCCX	FNMCX	FNMRX
Nuveen Pennsylvania Municipal Bond Fund	FPNTX	FPCCX	FPMBX	NBPAX
Nuveen Virginia Municipal Bond Fund	FVATX	FVCCX	FVACX	NMVAX
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will not be sent to you by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares or, if you are a direct investor, by enrolling at www.nuveen.com/e-reports.
You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary or, if you are a direct investor, by calling 800-257-8787 and selecting option #1. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary or, if you are a direct investor, to all your directly held Nuveen Funds and any other directly held funds within the same group of related investment companies.
Semiannual Report

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NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Table
of Contents

Chair’s Letter to Shareholders
Dear Shareholders,
In 2021, we have seen a nearly full recovery in the economy and began to approach more normalcy in our daily lives, enabled by unprecedented help from governments and central banks and the development of effective COVID-19 vaccines and therapies.
As crisis-related monetary and fiscal supports are phasing out, global economic growth is expected to moderate from post-pandemic peak growth toward a more sustainable pace of expansion. In the U.S., the Federal Reserve has begun winding down its pandemic bond buying program and has signaled higher short-term interest rates in 2022 to help keep inflation in check. On the fiscal side, government spending will be lower from here, but the U.S. will begin funding projects with the $1.2 trillion Infrastructure Investment and Jobs Act enacted on November 15, 2021, and Europe, Japan and China are also expected to roll out fiscal support in 2022.
Inflation levels, the timing of monetary policy normalization and the global economy’s response to tighter financial conditions will be a key focus in the markets. We anticipate periodic volatility as markets digest incoming data on these impacts, as well as COVID-19 headlines, as there is still uncertainty about the course of the pandemic. Short-term market fluctuations can provide your Fund opportunities to invest in new ideas as well as upgrade existing positioning while providing long-term value for shareholders. For more than 120 years, the careful consideration of risk and reward has guided Nuveen’s focus on delivering long-term results to our shareholders.
To learn more about how your portfolio can take advantage of new opportunities arising from the normalizing global economy, we encourage you to review your time horizon, risk tolerance and investment goals with your financial professional.
On behalf of the other members of the Nuveen Fund Board, I look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
January 21, 2022

Important Notices
For Shareholders of
Nuveen Arizona Municipal Bond Fund
Nuveen Colorado Municipal Bond Fund
Nuveen Maryland Municipal Bond Fund
Nuveen New Mexico Municipal Bond Fund
Nuveen Pennsylvania Municipal Bond Fund
Nuveen Virginia Municipal Bond Fund
Portfolio Manager Commentaries in Semiannual Reports
Beginning with this semiannual shareholder report, the Funds will include portfolio manager commentaries only in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s May 31, 2021 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding Summaries section within this report.

Risk Considerations and Dividend Information
Risk Considerations
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Funds, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Funds' use of inverse floaters creates effective leverage. Leverage involves the risk that the Funds could lose more than its original investment and also increases the Funds' exposure to volatility and interest rate risk.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6  –  Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of the Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for the Fund as of its most recent tax year end is presented in Note 6  –  Income Tax Information within the Notes to Financial Statements of this report.

Fund Performance, Expense Ratios and Effective Leverage Ratios
The Fund Performance, Expense Ratios and Effective Leverage Ratios for each Fund are shown within this section of the report.
Fund Performance
Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note 7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund's most recent prospectus. The expense ratios shown reflect total operating expenses (before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
Effective Leverage Ratios
Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for each Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument.
A Fund may also from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, Note 9—Borrowing Arrangements, are excluded from the calculation of a Fund’s effective leverage ratio.

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)
Nuveen Arizona Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratios
	Total Returns as of November 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year	Expense Ratios
Class A Shares at NAV	10/29/86	0.87%	2.50%	4.24%	3.96%	0.82%
Class A Shares at maximum Offering Price	10/29/86	(3.38)%	(1.84)%	3.35%	3.52%	-
S&P Municipal Bond Index	-	0.67%	2.22%	4.21%	3.97%	-
S&P Municipal Bond Arizona Index[1]	-	0.73%	2.18%	3.97%	3.88%	-
Lipper Other States Municipal Debt Funds Classification Average	-	0.50%	1.84%	3.39%	3.19%	-
Class I Shares	2/03/97	0.98%	2.71%	4.44%	4.17%	0.62%

	Total Returns as of November 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Expense Ratios
Class C Shares	2/10/14	0.48%	1.69%	3.40%	3.20%	1.62%
*       Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
1      For purposes of Fund performance, relative results are measured against this benchmark/index.
Effective Leverage Ratio as of November 30, 2021

Effective Leverage Ratio	0.38%

Nuveen Colorado Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratios
	Total Returns as of November 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year	Expense Ratios
Class A Shares at NAV	5/04/87	0.67%	1.98%	4.42%	4.40%	0.77%
Class A Shares at maximum Offering Price	5/04/87	(3.58)%	(2.34)%	3.52%	3.96%	-
S&P Municipal Bond Index	-	0.67%	2.22%	4.21%	3.97%	-
S&P Municipal Bond Colorado Index[1]	-	0.79%	2.60%	4.74%	4.68%	-
Lipper Other States Municipal Debt Funds Classification Average	-	0.50%	1.84%	3.39%	3.19%	-
Class I Shares	2/25/97	0.78%	2.20%	4.62%	4.61%	0.57%

	Total Returns as of November 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Expense Ratios
Class C Shares	2/10/14	0.19%	1.09%	3.58%	3.51%	1.57%
*       Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares ten years after purchase (effective March 1, 2021, eight years after purchase). Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
1      For purposes of Fund performance, relative results are measured against this benchmark/index.
Effective Leverage Ratio as of November 30, 2021

Effective Leverage Ratio	0.00%

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)
Nuveen Maryland Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratios
	Total Returns as of November 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year	Expense Ratios
Class A Shares at NAV	9/07/94	0.79%	3.08%	4.05%	3.61%	0.80%
Class A Shares at maximum Offering Price	9/07/94	(3.46)%	(1.22)%	3.15%	3.17%	-
S&P Municipal Bond Index	-	0.67%	2.22%	4.21%	3.97%	-
S&P Municipal Bond Maryland Index[1]	-	0.57%	1.45%	3.58%	3.27%	-
Lipper Maryland Municipal Debt Funds Classification Average	-	0.65%	2.53%	3.28%	2.99%	-
Class I Shares	2/28/92	0.89%	3.31%	4.25%	3.82%	0.60%

	Total Returns as of November 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Expense Ratios
Class C Shares	2/10/14	0.47%	2.35%	3.23%	3.08%	1.60%
*       Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
1      For purposes of Fund performance, relative results are measured against this benchmark/index.
Effective Leverage Ratio as of November 30, 2021

Effective Leverage Ratio	0.00%

Nuveen New Mexico Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratios
	Total Returns as of November 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year	Expense Ratios
Class A Shares at NAV	9/16/92	0.60%	1.90%	3.81%	3.28%	0.85%
Class A Shares at maximum Offering Price	9/16/92	(3.62)%	(2.38)%	2.92%	2.84%	-
S&P Municipal Bond Index	-	0.67%	2.22%	4.21%	3.97%	-
S&P Municipal Bond New Mexico Index[1]	-	0.36%	1.04%	3.21%	2.91%	-
Lipper Other States Municipal Debt Funds Classification Average	-	0.50%	1.84%	3.39%	3.19%	-
Class I Shares	2/24/97	0.71%	2.12%	4.03%	3.49%	0.65%

	Total Returns as of November 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Expense Ratios
Class C Shares	2/10/14	0.20%	1.10%	3.00%	2.78%	1.65%
*       Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
1      For purposes of Fund performance, relative results are measured against this benchmark/index.
Effective Leverage Ratio as of November 30, 2021

Effective Leverage Ratio	0.00%

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)
Nuveen Pennsylvania Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratios
	Total Returns as of November 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year	Expense Ratios
Class A Shares at NAV	10/29/86	1.76%	4.25%	4.65%	4.29%	0.77%
Class A Shares at maximum Offering Price	10/29/86	(2.50)%	(0.16)%	3.75%	3.85%	-
S&P Municipal Bond Index	-	0.67%	2.22%	4.21%	3.97%	-
S&P Municipal Bond Pennsylvania Index[1]	-	0.77%	2.55%	4.48%	4.18%	-
Lipper Pennsylvania Municipal Debt Funds Classification Average	-	0.75%	3.17%	4.04%	3.75%	-
Class I Shares	2/03/97	1.87%	4.47%	4.86%	4.51%	0.57%

	Total Returns as of November 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Expense Ratios
Class C Shares	2/10/14	1.37%	3.44%	3.82%	3.50%	1.57%
*       Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
1      For purposes of Fund performance, relative results are measured against this benchmark/index.
Effective Leverage Ratio as of November 30, 2021

Effective Leverage Ratio	0.00%

Nuveen Virginia Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratios
	Total Returns as of November 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year	Expense Ratios
Class A Shares at NAV	3/27/86	0.47%	2.07%	4.11%	3.74%	0.77%
Class A Shares at maximum Offering Price	3/27/86	(3.75)%	(2.23)%	3.23%	3.30%	-
S&P Municipal Bond Index	-	0.67%	2.22%	4.21%	3.97%	-
S&P Municipal Bond Virginia Index[1]	-	0.50%	1.23%	3.89%	3.57%	-
Lipper Virginia Municipal Debt Funds Classification Average	-	0.48%	1.83%	3.39%	3.18%	-
Class I Shares	2/03/97	0.66%	2.37%	4.33%	3.96%	0.57%

	Total Returns as of November 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Expense Ratios
Class C Shares	2/10/14	0.08%	1.28%	3.28%	3.17%	1.57%
*       Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
1      For purposes of Fund performance, relative results are measured against this benchmark/index.
Effective Leverage Ratio as of November 30, 2021

Effective Leverage Ratio	0.00%

Yields    as of November 30, 2021
Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium or discounts.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at an assumed tax rate. Your actual combined federal and state income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
Nuveen Arizona Municipal Bond Fund
	Share Class
	Class A1	Class C	Class I
Dividend Yield	1.77%	1.06%	2.06%
SEC 30-Day Yield[2]	0.74%	(0.01)%	0.97%
Taxable-Equivalent Yield(45.3%)[3,4]	1.35%	N/A	1.77%
Nuveen Colorado Municipal Bond Fund
	Share Class
	Class A1	Class C	Class I
Dividend Yield	1.62%	0.90%	1.91%
SEC 30-Day Yield	0.78%	0.03%	1.01%
Taxable-Equivalent Yield(45.4%)[3]	1.43%	0.05%	1.85%
Nuveen Maryland Municipal Bond Fund
	Share Class
	Class A1	Class C	Class I
Dividend Yield	2.02%	1.30%	2.32%
SEC 30-Day Yield	0.96%	0.21%	1.20%
Taxable-Equivalent Yield(46.6%)[3]	1.78%	0.39%	2.23%
Nuveen New Mexico Municipal Bond Fund
	Share Class
	Class A1	Class C	Class I
Dividend Yield	2.04%	1.34%	2.34%
SEC 30-Day Yield	0.90%	0.15%	1.13%
Taxable-Equivalent Yield(46.7%)[3]	1.68%	0.28%	2.11%

Nuveen Pennsylvania Municipal Bond Fund
	Share Class
	Class A1	Class C	Class I
Dividend Yield	1.84%	1.15%	2.14%
SEC 30-Day Yield	0.83%	0.08%	1.07%
Taxable-Equivalent Yield(43.9%)[3]	1.46%	0.14%	1.89%
Nuveen Virginia Municipal Bond Fund
	Share Class
	Class A1	Class C	Class I
Dividend Yield	1.88%	1.19%	2.18%
SEC 30-Day Yield[2]	0.74%	(0.02)%	0.97%
Taxable-Equivalent Yield(46.6%)[3,4]	1.38%	N/A	1.81%
1         The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand that the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.
2         A negative SEC 30-Day Yield results when accrued expenses of the past 30 days exceed the income generated during the past 30 days.
3         The Taxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate shown in the respective table above.
4         The Taxable-Equivalent Yield for a Fund’s share class with a negative SEC 30-Day Yield is not provided because it does not represent the yield that must be earned on a taxable investment in order to equal the yield of the Fund on an after-tax basis and therefore does not provide a meaningful comparison of the Fund’s yield against the yield of a taxable investment at the assumed tax rate.

Holding Summaries    as of November 30, 2021
This data relates to the securities held in each Fund's portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Nuveen Arizona Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	95.9%
Other Assets Less Liabilities	4.5%
Net Assets Plus Floating Rate Obligations	100.4%
Floating Rate Obligations	(0.4)%
Net Assets	100%

States and Territories (% of total municipal bonds)[1]
Arizona	94.0%
Puerto Rico	3.5%
Guam	1.8%
Virgin Islands	0.7%
Total	100%
Portfolio Composition (% of total investments)
Education and Civic Organizations	22.8%
Tax Obligation/Limited	20.3%
Tax Obligation/General	15.8%
Health Care	14.9%
Utilities	14.6%
Transportation	5.3%
Other	6.3%
Total	100%
Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	2.2%
AAA	9.5%
AA	54.3%
A	16.9%
BBB	3.8%
BB or Lower	4.6%
N/R (not rated)	8.7%
Total	100%
1	The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Arizona personal income tax if, in the judgment of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.

Nuveen Colorado Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	96.5%
Short-Term Municipal Bonds	2.1%
Other Assets Less Liabilities	1.4%
Net Assets	100%

States and Territories (% of total municipal bonds)[1]
Colorado	99.3%
Puerto Rico	0.7%
Total	100%
Portfolio Composition (% of total investments)
Tax Obligation/Limited	34.8%
Health Care	17.9%
Tax Obligation/General	13.6%
Utilities	11.6%
Education and Civic Organizations	8.2%
Transportation	5.9%
U.S. Guaranteed	5.2%
Other	2.8%
Total	100%
Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	5.2%
AAA	1.7%
AA	62.9%
A	12.0%
BBB	8.6%
BB or Lower	2.3%
N/R (not rated)	7.3%
Total	100%
1	The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Colorado personal income tax if, in the judgment of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.

Holding Summaries    as of November 30, 2021 (continued)
Nuveen Maryland Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	98.4%
Common Stocks	0.1%
Other Assets Less Liabilities	1.5%
Net Assets	100%

States and Territories (% of total municipal bonds)[1]
Maryland	83.7%
Puerto Rico	3.9%
Guam	3.4%
District of Columbia	3.2%
California	2.1%
New York	1.1%
Texas	0.8%
Virgin Islands	0.7%
New Jersey	0.4%
Ohio	0.4%
Pennsylvania	0.3%
Total	100%
Portfolio Composition (% of total investments)
Tax Obligation/Limited	17.8%
Tax Obligation/General	16.1%
Health Care	12.4%
U.S. Guaranteed	9.5%
Housing/Multifamily	8.9%
Transportation	8.5%
Education and Civic Organizations	7.0%
Utilities	5.4%
Other	14.4%
Total	100%
Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	9.4%
AAA	17.0%
AA	26.6%
A	17.7%
BBB	11.0%
BB or Lower	6.9%
N/R (not rated)	11.3%
N/A (not applicable)	0.1%
Total	100%
1	The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Maryland personal income tax if, in the judgment of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.

Nuveen New Mexico Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	97.6%
Other Assets Less Liabilities	2.4%
Net Assets	100%

States and Territories (% of total municipal bonds)[1]
New Mexico	85.1%
Guam	4.9%
Puerto Rico	3.5%
Virgin Islands	2.1%
Washington	1.5%
Ohio	1.1%
Arizona	0.6%
Indiana	0.6%
California	0.6%
Total	100%
Portfolio Composition (% of total investments)
Tax Obligation/Limited	38.2%
Utilities	27.2%
Health Care	11.2%
Tax Obligation/General	6.9%
Education and Civic Organizations	5.5%
Other	11.0%
Total	100%
Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	2.9%
AAA	26.3%
AA	40.5%
A	9.6%
BBB	6.8%
BB or Lower	3.9%
N/R (not rated)	10.0%
Total	100%
1	The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from New Mexico personal income tax if, in the judgment of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.

Holding Summaries    as of November 30, 2021 (continued)
Nuveen Pennsylvania Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	95.9%
Common Stocks	2.7%
Other Assets Less Liabilities	1.4%
Net Assets	100%

States and Territories (% of total municipal bonds)[1]
Pennsylvania	98.2%
New Jersey	1.0%
Puerto Rico	0.6%
Guam	0.2%
Total	100%
Portfolio Composition (% of total investments)
Tax Obligation/General	18.7%
Health Care	17.8%
Education and Civic Organizations	13.8%
Housing/Single Family	10.5%
Utilities	10.2%
Transportation	7.6%
U.S. Guaranteed	7.5%
Long-Term Care	7.1%
Tax Obligation/Limited	5.2%
Other	1.6%
Total	100%
Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	7.5%
AAA	0.8%
AA	42.9%
A	30.0%
BBB	8.0%
BB or Lower	4.2%
N/R (not rated)	3.8%
N/A (not applicable)	2.8%
Total	100%
1	The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Pennsylvania personal income tax if, in the judgment of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.

Nuveen Virginia Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	98.0%
Common Stocks	0.1%
Short-Term Municipal Bonds	0.5%
Other Assets Less Liabilities	1.4%
Net Assets	100%

States and Territories (% of total municipal bonds)[1]
Virginia	82.2%
District of Columbia	7.5%
Puerto Rico	3.6%
Guam	3.1%
Virgin Islands	1.2%
California	1.1%
Texas	0.6%
Colorado	0.3%
Pennsylvania	0.3%
New York	0.1%
Total	100%
Portfolio Composition (% of total investments)
Tax Obligation/Limited	27.8%
Transportation	22.4%
Health Care	12.5%
Education and Civic Organizations	10.1%
Utilities	7.1%
U.S. Guaranteed	6.2%
Tax Obligation/General	5.9%
Other	8.0%
Total	100%
Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	4.7%
AAA	11.3%
AA	50.7%
A	11.4%
BBB	10.1%
BB or Lower	4.8%
N/R (not rated)	6.9%
N/A (not applicable)	0.1%
Total	100%
1	The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Virginia personal income tax if, in the judgment of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.

Expense Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below do not include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended November 30, 2021.
The beginning of the period is June 1, 2021.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Arizona Municipal Bond Fund
	Share Class
	Class A	Class C	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,008.75	$1,004.76	$1,009.79
Expenses Incurred During the Period	$ 4.03	$ 8.04	$ 3.02
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.06	$1,017.05	$1,022.06
Expenses Incurred During the Period	$ 4.05	$ 8.09	$ 3.04
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.80%, 1.60% and 0.60% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Nuveen Colorado Municipal Bond Fund
	Share Class
	Class A	Class C	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,006.72	$1,001.86	$1,007.80
Expenses Incurred During the Period	$ 3.87	$ 7.88	$ 2.87
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.21	$1,017.20	$1,022.21
Expenses Incurred During the Period	$ 3.90	$ 7.94	$ 2.89
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.77%, 1.57% and 0.57% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
Nuveen Maryland Municipal Bond Fund
	Share Class
	Class A	Class C	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,007.85	$1,004.71	$1,008.94
Expenses Incurred During the Period	$ 3.93	$ 7.94	$ 2.92
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.16	$1,017.15	$1,022.16
Expenses Incurred During the Period	$ 3.95	$ 7.99	$ 2.94
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.78%, 1.58% and 0.58% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
Nuveen New Mexico Municipal Bond Fund
	Share Class
	Class A	Class C	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,005.98	$1,002.05	$1,007.06
Expenses Incurred During the Period	$ 4.22	$ 8.23	$ 3.22
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,020.86	$1,016.85	$1,021.86
Expenses Incurred During the Period	$ 4.26	$ 8.29	$ 3.24
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.84%, 1.64% and 0.64% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Expense Examples    (continued)
Nuveen Pennsylvania Municipal Bond Fund
	Share Class
	Class A	Class C	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,017.64	$1,013.73	$1,018.73
Expenses Incurred During the Period	$ 3.84	$ 7.88	$ 2.83
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.26	$1,017.25	$1,022.26
Expenses Incurred During the Period	$ 3.85	$ 7.89	$ 2.84
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.76%, 1.56% and 0.56% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
Nuveen Virginia Municipal Bond Fund
	Share Class
	Class A	Class C	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,004.65	$1,000.77	$1,006.57
Expenses Incurred During the Period	$ 3.82	$ 7.82	$ 2.82
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.26	$1,017.25	$1,022.26
Expenses Incurred During the Period	$ 3.85	$ 7.89	$ 2.84
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.76%, 1.56% and 0.56% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Nuveen Arizona Municipal Bond Fund
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 95.9%
	MUNICIPAL BONDS – 95.9%
	Education and Civic Organizations – 21.9%
$ 1,000	Arizona Board of Regents, Arizona State University System Revenue Bonds, Green Series 2016B, 5.000%, 7/01/47	7/26 at 100.00	AA	$1,179,550
500	Arizona Board of Regents, Arizona State University System Revenue Bonds, Refunding Green Series 2015A, 5.000%, 7/01/41	7/25 at 100.00	AA	573,750
1,620	Arizona Board of Regents, Arizona State University System Revenue Bonds, Refunding Series 2017B, 5.000%, 7/01/42	7/27 at 100.00	AA	1,967,765
	Arizona Board of Regents, Arizona State University System Revenue Bonds, Series 2021C:
300	5.000%, 7/01/43	7/31 at 100.00	AA	391,920
225	4.000%, 7/01/44	7/31 at 100.00	AA	268,700
300	4.000%, 7/01/45	7/31 at 100.00	AA	357,288
250	4.000%, 7/01/46	7/31 at 100.00	AA	297,313
635	Arizona Board of Regents, Univeristy of Arizona, SPEED Revenue Bonds, Stimulus Plan for Economic and Educational Development, Refunding Series 2020A, 4.000%, 8/01/44	8/30 at 100.00	Aa3	749,084
940	Arizona Board of Regents, Univeristy of Arizona, SPEED Revenue Bonds, Stimulus Plan for Economic and Educational Development, Series 2014, 5.000%, 8/01/44	8/24 at 100.00	Aa3	1,046,605
1,500	Arizona Board of Regents, University of Arizona, System Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/40	6/25 at 100.00	Aa2	1,717,890
1,250	Arizona Board of Regents, University of Arizona, System Revenue Bonds, Refunding Series 2016, 5.000%, 6/01/38	6/26 at 100.00	Aa2	1,476,775
	Arizona Board of Regents, University of Arizona, System Revenue Bonds, Refunding Series 2021A:
1,000	5.000%, 6/01/42	6/31 at 100.00	Aa2	1,302,430
2,220	5.000%, 6/01/43	6/31 at 100.00	Aa2	2,885,645
500	Arizona Board of Regents, University of Arizona, System Revenue Bonds, Series 2019A, 5.000%, 6/01/38	6/29 at 100.00	Aa2	631,055
215	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017A, 5.125%, 7/01/37, 144A	7/26 at 100.00	BB	246,495
220	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017C, 5.000%, 7/01/47	7/27 at 100.00	AA-	254,410
25	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%, 7/01/37, 144A	7/27 at 100.00	BB	29,085
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017F:
300	5.000%, 7/01/37	7/27 at 100.00	AA-	354,900
705	5.000%, 7/01/47	7/27 at 100.00	AA-	823,376
150	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017G, 5.000%, 7/01/47, 144A	7/27 at 100.00	BB	172,535

Nuveen Arizona Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 230	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Montessori Academy Projects, Refunding Series 2017A, 6.000%, 11/01/37, 144A	11/27 at 100.00	N/R	$241,277
565	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Somerset Academy of Las Vegas, Aliante and Skye Canyon Campus Projects, Series 2021A, 4.000%, 12/15/51, 144A	12/29 at 100.00	BB	612,211
775	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc. Project, Series 2017A, 5.000%, 3/01/48	9/27 at 100.00	AA-	894,559
1,150	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2017A, 5.000%, 7/01/47	7/27 at 100.00	AA-	1,329,216
110	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2017B, 4.250%, 7/01/27, 144A	No Opt. Call	BB	118,797
135	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2018A, 5.000%, 7/01/38	1/28 at 100.00	AA-	159,714
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, GreatHearts Arizona Projects, Series 2021A:
125	5.000%, 7/01/28	No Opt. Call	AA-	154,389
125	5.000%, 7/01/29	No Opt. Call	AA-	157,439
130	5.000%, 7/01/30	No Opt. Call	AA-	166,725
125	5.000%, 7/01/31	No Opt. Call	AA-	163,149
500	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy of Nevada, Horizon, Inspirada and St. Rose Campus Projects, Series 2018A, 5.750%, 7/15/38, 144A	7/26 at 100.00	BB+	579,930
500	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy of Nevada, Sloan Canyon Campus Project, Series 2020A-2, 6.000%, 9/15/38, 144A	9/23 at 105.00	BB+	560,270
105	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Social Bonds, Pensar Academy Project, Series 2020, 4.000%, 7/01/30, 144A	7/28 at 100.00	BB-	112,392
2,950	Arizona Industrial Development Authority, Arizona, Lease Revenue Bonds, University of Indianapolis - Health Pavilion Project, Series 2019A, 5.000%, 10/01/45	10/29 at 100.00	BBB+	3,574,426
1,160	Industrial Development Authority, Pima County, Arizona, Education Revenue Bonds, Center for Academic Success Project, Refunding Series 2019, 5.000%, 7/01/37	7/29 at 100.00	BBB	1,407,022
735	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Autism Charter Schools Project, Social Series 2021A, 4.000%, 7/01/41, 144A	7/29 at 100.00	BB	811,741
145	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts Academies Projects, Series 2017A, 5.000%, 7/01/37	7/27 at 100.00	AA-	170,433
210	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts Academies Projects, Series 2017C, 5.000%, 7/01/48	7/27 at 100.00	AA-	243,310
780	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Highland Prep Project, Series 2019, 5.000%, 1/01/43	1/30 at 100.00	AA-	959,891
	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional Schools Projects, Series 2019A:
750	5.000%, 7/01/39	7/29 at 100.00	AA-	922,688
335	5.000%, 7/01/49	7/29 at 100.00	AA-	405,440
380	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Schools Projects, Series 2016, 5.000%, 7/01/47, 144A	7/26 at 100.00	BB+	421,207

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 600	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Reid Traditional School Projects, Series 2016, 5.000%, 7/01/36	7/26 at 100.00	Baa3	$683,412
3,000	Maricopa County Industrial Development Authority, Arizona, Educational Facilities Revenue Bonds, Creighton University Projects, Series 2020, 4.000%, 7/01/50	1/30 at 100.00	A2	3,460,110
775	McAllister Academic Village LLC, Arizona, Revenue Bonds, Arizona State University Hassayampa Academic Village Project, Refunding Series 2016, 5.000%, 7/01/37	7/26 at 100.00	AA-	918,313
695	Northern Arizona University, System Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/40	6/24 at 100.00	A+	764,007
800	Northern Arizona University, System Revenue Bonds, Refunding Series 2015, 5.000%, 6/01/35 – BAM Insured	6/25 at 100.00	AA	908,784
1,000	Northern Arizona University, System Revenue Bonds, Refunding Series 2020B, 5.000%, 6/01/39 – BAM Insured	6/30 at 100.00	AA	1,276,060
25	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A, 5.000%, 7/01/46, 144A	7/25 at 100.00	BB	27,560
400	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Choice Academies Charter Schools Project, Series 2012, 5.625%, 9/01/42	9/22 at 100.00	BB	408,364
690	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Eagle College Prep Project, Series 2013A, 5.000%, 7/01/43	7/22 at 100.00	BB+	698,860
400	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies Project, Series 2016A, 5.000%, 7/01/41	7/25 at 100.00	BBB-	442,752
220	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2015, 5.000%, 7/01/35, 144A	7/25 at 100.00	BB+	239,272
350	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2016A, 5.000%, 7/01/41, 144A	7/26 at 100.00	BB+	387,972
610	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Northwest Christian School Project, Series 2020A, 5.000%, 9/01/45, 144A	9/30 at 100.00	Ba2	688,696
	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Villa Montessori, Inc. Projects, Series 2015:
80	3.250%, 7/01/25	No Opt. Call	BBB-	83,362
750	5.000%, 7/01/35	7/25 at 100.00	BBB-	834,923
800	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Vista College Preparatory Project, Series 2018A, 5.000%, 7/01/43	7/28 at 100.00	AA-	945,304
1,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Eastern Kentucky University Project, Series 2016, 5.000%, 10/01/36	10/26 at 100.00	A3	1,165,920
1,125	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Series 2012, 5.000%, 6/01/42 (UB) (4)	6/22 at 100.00	A	1,149,131
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Champion Schools Project, Series 2017:
100	6.000%, 6/15/37, 144A	6/26 at 100.00	N/R	94,313
320	6.125%, 6/15/47, 144A	6/26 at 100.00	N/R	294,342
100	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016, 5.250%, 7/01/36	7/26 at 100.00	BB-	109,663
25	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2016, 6.500%, 2/01/48, 144A	2/24 at 100.00	N/R	26,218

Nuveen Arizona Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 85	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.125%, 2/01/28, 144A	No Opt. Call	N/R	$97,880
215	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden Traditional Schools Project, Series 2012, 7.500%, 1/01/42	1/22 at 100.00	B-	215,092
250	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Noah Webster Schools, Mesa Project, Series 2015A, 5.000%, 12/15/34, 144A	6/25 at 100.00	BB	272,795
145	Pinal County Community College District, Arizona, Revenue Bonds, Central Arizona College, Series 2017, 5.000%, 7/01/34 – BAM Insured	7/26 at 100.00	AA	169,625
470	Student and Academic Services LLC, Arizona, Lease Revenue Bonds, Northern Arizona University Project, Series 2014, 5.000%, 6/01/39 – BAM Insured	6/24 at 100.00	AA	514,951
250	Sun Devil Energy LLC, Arizona, Revenue Refunding Bonds, Arizona State University Project, Series 2008, 5.000%, 7/01/22	No Opt. Call	AA-	256,983
500	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project, Refunding Series 2015A, 5.000%, 9/01/34, 144A	3/25 at 100.00	BB+	545,430
41,655	Total Education and Civic Organizations			48,572,891
	Health Care – 14.3%
1,480	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children's Hospital, Refunding Series 2012A, 5.000%, 2/01/42	2/22 at 100.00	AA-	1,491,677
1,510	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project, Refunding Series 2014A, 5.000%, 12/01/42	12/24 at 100.00	A+	1,696,092
	Arizona Industrial Development Authority, Arizona, Lease Revenue Bonds, Children's National Prince County Regional Medical Center, Series 2020A:
105	4.000%, 9/01/36	9/30 at 100.00	A1	125,281
890	4.000%, 9/01/38	9/30 at 100.00	A1	1,060,729
405	4.000%, 9/01/39	9/30 at 100.00	A1	479,540
250	4.000%, 9/01/46	9/30 at 100.00	A1	289,793
	Arizona Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children's Hospital, Series 2020A:
1,100	3.000%, 2/01/39	2/30 at 100.00	AA-	1,182,973
4,195	4.000%, 2/01/50	2/30 at 100.00	AA-	4,844,470
560	Arizona Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children's Hospital, Series 2021A, 4.000%, 2/01/39	2/32 at 100.00	AA-	674,878
600	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/36	9/28 at 100.00	A+	744,600
3,275	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2021A, 4.000%, 9/01/51	3/31 at 100.00	A+	3,779,645
	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Refunding Series 2016A:
1,750	5.000%, 1/01/32	1/27 at 100.00	AA-	2,103,710
2,000	5.000%, 1/01/35	1/27 at 100.00	AA-	2,402,300
1,145	5.000%, 1/01/38	1/27 at 100.00	AA-	1,374,023
2,850	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2019A, 4.000%, 1/01/44	7/29 at 100.00	AA-	3,317,571

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 1,000	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Variable Rate Demand Series 2019F, 4.000%, 1/01/45	7/30 at 100.00	AA-	$1,172,540
	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Medical Center, Series 2021A:
560	4.000%, 4/01/41	4/31 at 100.00	A	664,434
350	4.000%, 4/01/46	4/31 at 100.00	A	410,718
295	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional Medical Center, Refunding Series 2016, 5.000%, 8/01/36	8/26 at 100.00	A+	344,345
750	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional Medical Center, Series 2013A, 5.250%, 8/01/33	8/23 at 100.00	A+	806,842
	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional Medical Center, Series 2019:
815	5.000%, 8/01/39	8/29 at 100.00	A+	1,017,829
1,060	4.000%, 8/01/43	8/29 at 100.00	A+	1,228,148
500	Yuma Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yuma Regional Medical Center, Series 2014A, 5.250%, 8/01/32	8/24 at 100.00	A	559,930
27,445	Total Health Care			31,772,068
	Housing/Multifamily – 0.4%
500	Arizona Industrial Development Authority, Student Housing Revenue Bonds, Provident Group - NCCU Properties LLC- North Carolina Central University, Series 2019A, 5.000%, 6/01/38 – BAM Insured	6/29 at 100.00	AA	615,805
250	Sierra Vista Industrial Development Authority, Arizona, Economic Development Revenue Bonds, Convertible Capital Appreciation Revenue Bonds, Series 2021A, 0.000%, 10/01/56, 144A	10/29 at 103.00	N/R	207,652
750	Total Housing/Multifamily			823,457
	Long-Term Care – 2.0%
120	Arizona Industrial Development Authority, Multifamily Housing Revenue Bonds, Bridgewater Avondale Project, Series 2017, 5.375%, 1/01/38	7/25 at 101.00	N/R	118,280
1,000	Glendale Industrial Development Authority, Arizona, Senior Living Revenue Bonds, Royal Oaks Royal Oaks - Inspirata Pointe Project, Series 2020A, 5.000%, 5/15/41	5/26 at 103.00	BBB-	1,137,970
920	Phoenix Industrial Development Authority, Arizona, Multi-Family Housing Revenue Bonds, 3rd and Indian Road Assisted Living Project, Series 2016, 5.400%, 10/01/36	10/25 at 101.00	N/R	937,131
1,435	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2021A, 4.000%, 12/01/38	12/29 at 102.00	N/R	1,594,830
530	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella at ASU Project, Series 2017A, 6.000%, 10/01/37, 144A	10/27 at 100.00	N/R	587,219
4,005	Total Long-Term Care			4,375,430
	Tax Obligation/General – 15.1%
550	Buckeye Union High School District 201, Maricopa County, Arizona, General Obligation Bonds, School Improvement Project, Refunding Series 2017, 5.000%, 7/01/34 – BAM Insured	7/27 at 100.00	AA	663,707
765	Dysart Unified School District Number 89, Maricopa County, Arizona, General Obligation Bonds, Refunding Series 2014, 5.000%, 7/01/27	7/24 at 100.00	AAA	849,318

Nuveen Arizona Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 860	El Mirage, Arizona, General Obligation Bonds, Series 2012, 5.000%, 7/01/42 – AGM Insured	7/22 at 100.00	AA	$881,311
1,000	Golder Ranch Fire District, Pima and Pinal Counties, Arizona, General Obligation Bonds, Series 2021, 4.000%, 7/01/45	7/30 at 100.00	AA	1,176,880
425	Kyrene Elementary School District 28, Maricopa County, Arizona, School Improvement Bonds, Project 2010, Series 2013B, 5.500%, 7/01/30	7/23 at 100.00	Aaa	460,288
1,000	Kyrene Elementary School District 28, Maricopa County, Arizona, School Improvement Bonds, Project 2010, Series 2015C, 5.000%, 7/01/34	7/25 at 100.00	Aaa	1,144,450
1,500	Marana Unified School District No. 6 of Pima County, Arizona, School Improvement Bonds, Project of 2014, Series 2018D, 5.000%, 7/01/38 – AGM Insured	7/27 at 100.00	AA	1,805,250
810	Maricopa County Elementary School District 68, Alhambra, Arizona, General Obligation Bonds, Project of 2017, Series 2019B, 4.000%, 7/01/39	7/28 at 100.00	AA	942,281
675	Maricopa County Elementary School District 83 Cartwright, Arizona, General Obligation Bonds, School Improvement, Project 2020, Series 202A, 4.000%, 7/01/38 – AGM Insured	7/30 at 100.00	AA	806,369
	Maricopa County School District 14 Creighton Elementary, Arizona, General Obligation Bonds, School Improvement Series 2021C:
1,045	4.000%, 7/01/34 (WI/DD, Settling 12/09/21)	7/31 at 100.00	N/R	1,275,548
1,170	4.000%, 7/01/35 (WI/DD, Settling 12/09/21)	7/31 at 100.00	N/R	1,419,760
1,045	Maricopa County School District 214 Tolleson Union High, Arizona, General Obligation Bonds, School Improvement Project 1990, Series 1990A, 5.000%, 7/01/38	7/28 at 100.00	Aa1	1,290,544
370	Maricopa County School District 214 Tolleson Union High, Arizona, General Obligation Bonds, School Improvement Project 2017, Series 2018A, 5.000%, 7/01/37	7/27 at 100.00	Aa1	448,059
600	Maricopa County School District 28 Kyrene Elementary, Arizona, General Obligation Bonds, School Improvement, Project 2017 Series 2020B, 4.000%, 7/01/40	7/29 at 100.00	Aaa	713,394
1,050	Maricopa County Special Health Care District, Arizona, General Obligation Bonds, Series 2018C, 5.000%, 7/01/35	7/28 at 100.00	Aa3	1,299,102
1,000	Maricopa County Unified School District 11, Peoria, Arizona, General Obligation Bonds, School Improvement, Series 2018, 5.000%, 7/01/34 – BAM Insured	7/27 at 100.00	AA	1,211,560
265	Maricopa County Unified School District 69 Paradise Valley, Arizona, General Obligation Bonds, Improvement Second Series 2020, 4.000%, 7/01/40	7/29 at 100.00	AAA	315,082
	Maricopa County Unified School District 69 Paradise Valley, Arizona, General Obligation Bonds, School Improvement Project of 2015, Series 2021E:
500	3.000%, 7/01/39	7/30 at 100.00	AAA	556,165
275	3.000%, 7/01/40	7/30 at 100.00	AAA	305,357
1,000	Maricopa County Unified School District 95 Queen Creek, Arizona, General Obligation Bonds, School Improvement Series 2020, 4.000%, 7/01/38	7/29 at 100.00	Aa1	1,192,950
860	Maricopa County Union High School District 210 Phoenix, Arizona, General Obligation Bonds, School Improvement & Project of 2011 Series 2017E, 5.000%, 7/01/35	7/27 at 100.00	AAA	1,044,427
2,000	Maricopa County Union High School District 210 Phoenix, Arizona, General Obligation Bonds, School Improvement Project 2011 and 2017, Series 2018, 5.000%, 7/01/37	7/27 at 100.00	AAA	2,421,940
260	Mesa, Arizona, General Obligation, Series 2020, 3.000%, 7/01/33	7/30 at 100.00	AAA	290,475
750	Mohave County Union High School District 2 Colorado River, Arizona, General Obligation Bonds, School Improvement Series 2017, 5.000%, 7/01/35	7/27 at 100.00	A1	901,815

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 690	Northwest Fire District of Pima County, Arizona, General Obligation Bonds, Series 2017, 5.000%, 7/01/36	7/27 at 100.00	AA-	$832,671
335	Pima County Continental Elementary School District 39, Arizona, General Obligation Bonds, Series 2011A, 6.000%, 7/01/30 – AGM Insured	1/22 at 100.00	AA	336,501
1,125	Pima County Unified School District 12 Sunnyside, Arizona, General Obligation Bonds, School Improvement Project 2011, Series 2014D, 5.000%, 7/01/34 – AGM Insured	7/24 at 100.00	AA	1,246,252
500	Pima County Unified School District 12 Sunnyside, Arizona, General Obligation Bonds, School Improvement Project of 2011, Series 2013B, 5.000%, 7/01/32 – BAM Insured	7/23 at 100.00	AA	534,525
750	Pima County Unified School District 20 Vail, Arizona, General Obligation Bonds, Refunding School Improvement Series 2015, 5.000%, 7/01/33 – AGM Insured	7/25 at 100.00	AA	860,918
750	Pima County Unified School District 6 Marana, Arizona, General Obligation Bonds, School Improvement, Project of 2014, Series 2019E, 4.000%, 7/01/39 – AGM Insured	7/29 at 100.00	AA	890,137
600	Pinal County Community College District, Pinal County, Arizona, General Obligation Bonds, Refunding Series 2021, 3.000%, 7/01/36	1/31 at 100.00	AA-	667,386
800	Pinal County School District 4 Casa Grande Elementary, Arizona, General Obligation Bonds, School improvement Project 2016, Series 2017A, 5.000%, 7/01/36 – BAM Insured	7/27 at 100.00	AA	955,864
	Tempe, Arizona, General Obligation Bonds, Series 2021:
950	5.000%, 7/01/39	7/31 at 100.00	AAA	1,259,225
1,000	5.000%, 7/01/40	7/31 at 100.00	AAA	1,323,080
500	Tucson, Arizona, General Obligation Bonds, 2018-A Series 2020, 4.000%, 7/01/33	7/29 at 100.00	AA+	595,695
	Western Maricopa Education Center District 402, Maricopa County, Arizona, General Obligation Bonds, School Improvement Project 2012, Series2014B:
360	4.500%, 7/01/33	7/24 at 100.00	AA-	394,016
335	4.500%, 7/01/34	7/24 at 100.00	AA-	366,202
28,470	Total Tax Obligation/General			33,678,504
	Tax Obligation/Limited – 19.5%
100	Arizona Industrial Development Authority, Arizona, Economic Development Revenue Bonds, Linder Village Project in Meridian, Ada County, Idaho, Series 2020, 5.000%, 6/01/31, 144A	No Opt. Call	N/R	118,326
330	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Refunding Senior Series 2012A, 5.000%, 7/01/36	7/22 at 100.00	A1	337,125
120	Buckeye, Arizona, Excise Tax Revenue Obligations, Refunding Series 2016, 4.000%, 7/01/36	7/26 at 100.00	AA	134,474
1,000	Buckeye, Arizona, Excise Tax Revenue Obligations, Series 2015, 5.000%, 7/01/37	7/25 at 100.00	AA	1,145,210
475	Cadence Community Facilities District, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 1, Series 2019, 4.500%, 7/01/43	7/29 at 100.00	N/R	515,261
675	Cadence Community Facilities District, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 3, Series 2020, 4.000%, 7/01/45	7/30 at 100.00	N/R	734,238
95	Cahava Springs Revitalization District, Cave Creek, Arizona, Special Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A (5)	7/27 at 100.00	N/R	72,767
500	Cottonwood, Arizona, Pledged Revenue Bonds, Series 2015, 5.000%, 7/01/30 – RAAI Insured	7/25 at 100.00	AA	577,395

Nuveen Arizona Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 450	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2015, 5.000%, 7/15/39, 144A	7/25 at 100.00	N/R	$479,615
500	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2017, 5.000%, 7/15/42 – AGM Insured	7/27 at 100.00	AA	588,610
1,000	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2018, 5.000%, 7/15/38 – BAM Insured	7/27 at 100.00	AA	1,181,010
1,300	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2019, 4.000%, 7/15/39 – BAM Insured	7/29 at 100.00	AA	1,498,367
143	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 1, Series 2013, 5.250%, 7/01/38	7/23 at 100.00	N/R	147,188
299	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 1, Series 2019, 5.200%, 7/01/43	7/27 at 100.00	N/R	321,909
500	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 12, Series 2021, 3.250%, 7/01/35	7/30 at 100.00	N/R	518,985
	Eastmark Community Facilities District 2, Mesa, Arizona, General Obligation Bonds, Series 2020:
315	4.000%, 7/15/30	No Opt. Call	N/R	343,949
480	4.000%, 7/15/35	7/30 at 100.00	N/R	518,266
45	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, General Obligation Bonds, Refunding Series 2017, 5.000%, 7/15/32 – AGM Insured	7/27 at 100.00	AA	54,093
345	Festival Ranch Community Facilities District, Buckeye, Arizona, General Obligation Bonds, Series 2012, 5.000%, 7/15/27 – BAM Insured	7/22 at 100.00	AA	355,257
750	Festival Ranch Community Facilities District, Buckeye, Arizona, General Obligation Bonds, Series 2016, 4.000%, 7/15/36 – BAM Insured	7/26 at 100.00	AA	845,085
260	Festival Ranch Community Facilities District, Buckeye, Arizona, General Obligation Bonds, Series 2018, 5.000%, 7/15/38 – BAM Insured	7/27 at 100.00	AA	314,363
1,500	Festival Ranch Community Facilities District, Buckeye, Arizona, General Obligation Bonds, Series 2020, 4.000%, 7/15/40 – BAM Insured	7/30 at 100.00	AA	1,786,500
250	Festival Ranch Community Facilities District, Buckeye, Arizona, Special Assessment Revenue Bonds, Assessment District 11, Series 2017, 5.200%, 7/01/37	7/27 at 100.00	N/R	267,573
1,000	Glendale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Subordinate Series 2012C, 4.000%, 7/01/38	1/23 at 100.00	AA	1,030,460
1,170	Goodyear Community Facilities Utilities District 1, Arizona, General Obligation Bonds, Refunding Series 2016, 4.000%, 7/15/32	7/26 at 100.00	A1	1,307,639
1,000	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	BB	1,004,040
165	Merrill Ranch Community Facilities District 2, Florence, Arizona, General Obligation Bonds, Series 2017, 5.000%, 7/15/42 – BAM Insured	7/27 at 100.00	AA	192,892
	Mesa, Arizona, Excise Tax Revenue Obligations, Series 2020:
500	3.000%, 7/01/39	7/30 at 100.00	AA+	547,755
115	4.000%, 7/01/40	7/30 at 100.00	AA+	137,892
1,625	Phoenix Civic Improvement Corporation, Arizona, Excise Tax Revenue Bonds, Subordinate Lien Series 2020A, 4.000%, 7/01/45	7/30 at 100.00	AAA	1,926,649
810	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, JMF-Higley 2012 LLC Project, Series 2012, 5.000%, 12/01/36	12/22 at 100.00	A	842,262
500	Pinal County, Arizona, Pledged Revenue Obligations, Series 2014, 5.000%, 8/01/33	8/24 at 100.00	AA	552,295

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 1,500	Pinal County, Arizona, Pledged Revenue Obligations, Series 2019, 4.000%, 8/01/38	8/28 at 100.00	AA	$1,750,725
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
1,250	4.550%, 7/01/40	7/28 at 100.00	N/R	1,419,912
1,000	0.000%, 7/01/46	7/28 at 41.38	N/R	334,400
1,350	4.750%, 7/01/53	7/28 at 100.00	N/R	1,529,968
681	5.000%, 7/01/58	7/28 at 100.00	N/R	781,822
	Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation Bonds, Refunding Series 2016:
520	4.000%, 8/01/33	8/26 at 100.00	AA	589,394
560	4.000%, 8/01/35	8/26 at 100.00	AA	630,918
760	Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation Bonds, Series 2018A, 5.000%, 8/01/42	8/28 at 100.00	AA	934,496
	Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation Bonds, Series 2020:
1,915	4.000%, 8/01/38	8/30 at 100.00	AA	2,316,939
2,500	4.000%, 8/01/45	8/30 at 100.00	AA	2,968,250
	San Luis, Arizona, Pledged Excise Tax Revenue Bonds, Refunding Series2014A:
600	5.000%, 7/01/34 – BAM Insured	7/24 at 100.00	AA	665,484
900	5.000%, 7/01/38 – BAM Insured	7/24 at 100.00	AA	994,554
805	Surprise, Arizona, Pledged Revenue Bonds, Refunding Series 2015, 5.000%, 7/01/30	7/25 at 100.00	AA+	929,606
600	Tempe, Arizona, Excise Tax Revenue Bonds, Refunding Series 2016, 5.000%, 7/01/31	7/26 at 100.00	AAA	711,924
940	Tempe, Arizona, Transit Excise Tax Revenue Obligation Bonds, Refunding Series 2012, 5.000%, 7/01/37	7/22 at 100.00	AAA	966,574
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A:
55	4.000%, 10/01/22 – AGM Insured	No Opt. Call	AA	56,302
1,005	5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	1,035,261
500	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A, 5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	515,055
1,090	Vistancia West Community Facilities District, Peoria, Arizona, General Obligation Bonds, Series 2016, 5.000%, 7/15/29, 144A	12/21 at 100.00	N/R	1,094,305
2,260	Yavapai County Jail District, Arizona, Pleged Revenue Obligation Bonds, Series 2020, 4.000%, 7/01/40 – BAM Insured	7/29 at 100.00	AA	2,616,560
39,108	Total Tax Obligation/Limited			43,239,899
	Transportation – 5.1%
	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2015A:
670	5.000%, 7/01/40	7/25 at 100.00	A1	767,291
1,315	5.000%, 7/01/45	7/25 at 100.00	A1	1,505,951
2,425	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2019A, 5.000%, 7/01/49	7/29 at 100.00	A1	2,996,379
1,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Refunding Senior Lien Series 2013, 5.000%, 7/01/30 (AMT)	7/23 at 100.00	Aa3	1,068,720

Nuveen Arizona Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien Series 2017A:
$ 1,000	5.000%, 7/01/37 (AMT)	7/27 at 100.00	Aa3	$1,205,550
1,000	5.000%, 7/01/42 (AMT)	7/27 at 100.00	Aa3	1,203,240
	Phoenix Civic Improvement Corporation, Arizona, Rental Car Facility Charge Revenue Bonds, Series 2019A:
1,000	5.000%, 7/01/32	7/29 at 100.00	A3	1,247,270
1,090	5.000%, 7/01/39	7/29 at 100.00	A3	1,340,111
9,500	Total Transportation			11,334,512
	U.S. Guaranteed – 3.6% (6)
1,000	Arizona Board of Regents, Arizona State University System Revenue Bonds, Refunding Series 2013A, 5.000%, 7/01/43 (Pre-refunded 7/01/22)	7/22 at 100.00	AA	1,027,970
590	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series 2014A, 5.000%, 1/01/44 (Pre-refunded 1/01/24)	1/24 at 100.00	AA-	647,059
250	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, General Obligation Bonds, Refunding Series 2017, 5.000%, 7/15/32 (Pre-refunded 7/15/27) – AGM Insured	7/27 at 100.00	AA	307,970
110	Goodyear Community Facilities Utilities District 1, Arizona, General Obligation Bonds, Refunding Series 2016, 4.000%, 7/15/32 (Pre-refunded 7/15/26)	7/26 at 100.00	N/R	126,768
500	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.250%, 7/01/33 (Pre-refunded 7/01/23)	7/23 at 100.00	A-	537,970
900	Mesa, Arizona, Excise Tax Revenue Bonds, Series 2013, 5.000%, 7/01/32 (Pre-refunded 7/01/22)	7/22 at 100.00	Aa3	924,768
430	Northern Arizona University, System Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/40 (Pre-refunded 6/01/24)	6/24 at 100.00	N/R	478,913
1,040	Phoenix Civic Improvement Corporation, Arizona, Water System Revenue Bonds, Junior Lien Series 2014A, 5.000%, 7/01/39 (Pre-refunded 7/01/24)	7/24 at 100.00	AAA	1,164,883
1,000	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Refunding Series 2015, 5.000%, 7/01/35 (Pre-refunded 7/01/25)	7/25 at 100.00	AAA	1,161,750
880	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/36 (Pre-refunded 7/01/27)	7/27 at 100.00	AAA	1,087,724
560	Tempe, Arizona, Transit Excise Tax Revenue Obligation Bonds, Refunding Series 2012, 5.000%, 7/01/37 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R	575,495
7,260	Total U.S. Guaranteed			8,041,270
	Utilities – 14.0%
650	Carefree Utilities Community Facilities District, Arizona, Water System Revenue Bonds, Series 2021, 4.000%, 7/01/46	7/31 at 100.00	A+	769,879
1,285	Central Arizona Water Conservation District, Arizona, Water Delivery O&M Revenue Bonds, Series 2016, 5.000%, 1/01/35	1/26 at 100.00	AA+	1,492,052
500	Glendale, Arizona, Water and Sewer Revenue Bonds, Refunding Senior Lien Series 2012, 5.000%, 7/01/28	7/22 at 100.00	AA	513,310
790	Goodyear, Arizona, Water and Sewer Revenue Obligations, Refunding Subordinate Lien Series 2016, 5.000%, 7/01/45 – AGM Insured	7/26 at 100.00	AA	915,365

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$ 875	Goodyear, Arizona, Water and Sewer Revenue Obligations, Subordinate Lien Series 2020, 4.000%, 7/01/49 – AGM Insured	7/29 at 100.00	AA	$1,019,121
500	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40	7/27 at 100.00	A-	578,915
735	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 7/01/36	7/26 at 100.00	A-	835,100
760	Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/39	10/24 at 100.00	AA	835,787
450	Lake Havasu City, Arizona, Wastewater System Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%, 7/01/36 – AGM Insured	7/25 at 100.00	AA	515,345
800	Mesa, Arizona, Utility System Revenue Bonds, Series 2019A, 5.000%, 7/01/43	7/29 at 100.00	Aa2	1,002,744
	Mesa, Arizona, Utility System Revenue Bonds, Series 2020:
500	4.000%, 7/01/42	7/30 at 100.00	Aa2	596,675
500	4.000%, 7/01/43	7/30 at 100.00	Aa2	595,560
1,000	3.000%, 7/01/44	7/30 at 100.00	Aa2	1,083,790
585	Phoenix Civic Improvement Corporation, Arizona, Wastewater System Revenue Bonds, Refunding Junior Lien Series 2014, 5.000%, 7/01/29	7/24 at 100.00	AA+	651,398
650	Phoenix Civic Improvement Corporation, Arizona, Water System Revenue Bonds, Junior Lien Series 2021A, 5.000%, 7/01/45	7/31 at 100.00	AAA	852,384
1,325	Phoenix Civic Improvement Corporation, Arizona, Water System Revenue Bonds, Junior Lien Sustainability Series 2020A, 5.000%, 7/01/44	7/30 at 100.00	AAA	1,701,326
1,000	Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A, 5.000%, 7/01/27	7/22 at 100.00	AA	1,027,160
305	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series 2016, 5.000%, 7/01/35	7/26 at 100.00	A+	356,502
1,420	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A	No Opt. Call	N/R	1,775,114
1,500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A, 5.250%, 7/01/42	7/22 at 100.00	CCC	1,541,655
	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Refunding Series 2015A:
500	5.000%, 12/01/36	6/25 at 100.00	AA+	572,070
1,000	5.000%, 12/01/45	6/25 at 100.00	AA+	1,136,720
1,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/38	1/27 at 100.00	AA+	1,196,720
1,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2019A, 4.000%, 1/01/39	1/30 at 100.00	AA+	1,198,490
1,805	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37	No Opt. Call	A3	2,533,336
	Tempe, Arizona, Water and Sewer Revenue Bonds, Series 2021:
2,400	5.000%, 7/01/39	7/31 at 100.00	AA+	3,173,616
600	5.000%, 7/01/40	7/31 at 100.00	AA+	791,958
735	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (AMT)	1/22 at 100.00	N/R	734,934

Nuveen Arizona Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$ 1,000	Yuma Municipal Property Corporation, Arizona, Utility System Revenue Bonds, Refunding Senior Lien Series 2015, 5.000%, 7/01/28	7/25 at 100.00	AA-	$ 1,150,570
26,170	Total Utilities			31,147,596
$ 184,363	Total Long-Term Investments (cost $200,871,809)			212,985,627
	Floating Rate Obligations – (0.4)%			(845,000)
	Other Assets Less Liabilities – 4.5%			10,015,766
	Net Assets – 100%			$ 222,156,393
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Nuveen Colorado Municipal Bond Fund
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 96.5%
	MUNICIPAL BONDS – 96.5%
	Education and Civic Organizations – 8.1%
	Colorado Educational and Cultural Facilities Authority Charter School Revenue Bonds, Monument Academy Charter School Project, Refunding Series 2014:
$ 290	4.000%, 10/01/24	No Opt. Call	A+	$314,946
720	3.625%, 10/01/29	10/24 at 100.00	A+	753,041
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aspen Ridge School Project, Series 2015A:
500	5.000%, 7/01/36, 144A	7/25 at 100.00	BB	542,545
500	5.250%, 7/01/46, 144A	7/25 at 100.00	BB	540,380
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Belle Creek Charter School, Series 2007A, 4.625%, 3/15/37 – CIFG Insured	12/21 at 100.00	AA	1,002,290
505	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy, Inc. Second Campus Project, Series 2013, 7.350%, 8/01/43	8/23 at 100.00	BB+	547,152
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Douglas County School District RE-1 - DCS Montessori School, Refunding & Improvement Series 2012, 4.000%, 7/15/27	7/22 at 100.00	A+	508,430
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Liberty Common Charter School, Series 2014A:
315	5.000%, 1/15/29	1/24 at 100.00	A+	337,623
500	5.000%, 1/15/44	1/24 at 100.00	A+	528,980
450	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Littleton Preparatory Charter School, Series 2013, 5.000%, 12/01/33	12/22 at 100.00	BB+	462,447
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, New Summit Charter Academy Project, Series 2021A:
100	4.000%, 7/01/41, 144A	7/31 at 100.00	N/R	108,444
100	4.000%, 7/01/51, 144A	7/31 at 100.00	N/R	106,894
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview Academy Project, Series 2014, 5.125%, 7/01/34, 144A	7/24 at 100.00	BB	1,069,580
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, The Classical Academy Project, Refunding Series 2015A, 5.000%, 12/01/38	12/24 at 100.00	A+	1,097,050
875	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Twin Peaks Charter Academy, Series 2011B, 7.500%, 3/15/35	12/21 at 100.00	BB	879,209
600	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Union Colony School Project, Series 2018, 5.000%, 4/01/38	4/28 at 100.00	Aa3	719,262
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, University of Northern Colorado Lab School, Refunding & Improvement Series 2015, 5.000%, 12/15/45	12/25 at 100.00	BBB-	1,111,700

Nuveen Colorado Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 500	Colorado Educational and Cultural Facilities Authority, Independent School Revenue Bonds, Kent Denver School Project, Series 2016, 5.000%, 10/01/36	10/26 at 100.00	A	$582,295
	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Aspen View Academy Project, Series 2021:
265	4.000%, 5/01/51	5/28 at 103.00	Baa3	292,467
750	4.000%, 5/01/61	5/28 at 103.00	Baa3	820,703
	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pinnacle Charter School, Refunding & Improvement Series 2021A:
355	4.000%, 12/01/23	No Opt. Call	A+	378,160
370	4.000%, 12/01/24	No Opt. Call	A+	404,784
400	4.000%, 12/01/26	No Opt. Call	A+	456,520
2,000	4.000%, 12/01/50	12/30 at 100.00	A+	2,318,940
	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Rocky Mountain Classical Academy Project, Refunding Series 2019:
255	5.000%, 10/01/49, 144A	10/27 at 100.00	Ba1	281,938
1,000	5.000%, 10/01/59, 144A	10/27 at 100.00	Ba1	1,100,030
1,000	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, University Corporation for Atmospheric Research Project, Refunding Series 2012B, 5.000%, 9/01/33	9/22 at 100.00	A+	1,035,720
	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, University of Denver, Series 2017A:
370	4.000%, 3/01/34	3/27 at 100.00	AA-	421,252
1,000	4.000%, 3/01/35	3/27 at 100.00	AA-	1,137,090
400	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, West Ridge Academy Charter School, Refunding & Improvement Series 2019, 5.000%, 6/01/49	6/24 at 100.00	Aa3	429,624
1,000	Colorado Mesa University, Colorado, Enterprise Revenue Bonds, Series 2019B, 5.000%, 5/15/44	5/29 at 100.00	Aa2	1,243,900
3,000	Colorado School of Mines Board of Trustees, Golden, Colorado, Institutional Enterprise Revenue Bonds, Series 2017B, 5.000%, 12/01/42	12/27 at 100.00	A+	3,682,830
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2017A:
1,335	4.000%, 3/01/34	9/27 at 100.00	AA	1,536,905
1,450	4.000%, 3/01/40	9/27 at 100.00	AA	1,655,146
1,500	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2017E, 4.000%, 3/01/43	3/28 at 100.00	AA	1,711,590
2,510	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2019A, 5.000%, 3/01/49	3/30 at 100.00	AA	3,143,298
1,350	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2021C, 4.000%, 3/01/38 – BAM Insured	3/32 at 100.00	AA	1,646,960
2,000	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Series 2015A, 4.000%, 3/01/35	3/25 at 100.00	Aa3	2,180,520
470	El Paso County, Colorado, Revenue Bonds, The Colorado College Project, Refunding Series 2020A., 5.000%, 6/01/22	No Opt. Call	AA	481,233

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 1,000	Metropolitan State University of Denver, Colorado, Institutional Enterprise Revenue Bonds, Aerospace and Engineering Sciences Building Project, Series 2016, 4.000%, 12/01/40	12/25 at 100.00	Aa2	$1,110,330
	University of Colorado, Enterprise System Revenue Bonds, Refunding Green Series 2021A:
200	5.000%, 6/01/31	No Opt. Call	Aa1	268,778
2,500	4.000%, 6/01/46	6/31 at 100.00	Aa1	2,995,875
3,100	University of Colorado, Enterprise System Revenue Bonds, Refunding Series 2021C-4, 4.000%, 6/01/51	6/31 at 100.00	Aa1	3,692,038
2,000	University of Northern Colorado at Greeley, Institutional Enterprise System Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/40	6/25 at 100.00	Aa2	2,275,220
42,035	Total Education and Civic Organizations			47,914,119
	Health Care – 15.5%
2,220	Colorado Health Facilities Authority, Colorado, Hospital Revenue Bonds, Boulder Community Hospital Project, Series 2012, 5.000%, 10/01/42	10/22 at 100.00	A-	2,295,924
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2019A:
1,760	5.000%, 11/15/37	11/29 at 100.00	AA	2,256,197
3,000	4.000%, 11/15/38	11/29 at 100.00	AA	3,565,950
2,000	4.000%, 11/15/43	11/29 at 100.00	AA	2,347,860
965	Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2019B, 5.000%, 11/15/49 (Mandatory Put 11/19/26)	No Opt. Call	AA	1,167,940
1,350	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2016A, 4.000%, 11/15/46	5/26 at 100.00	AA	1,505,547
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2016B:
110	5.000%, 11/15/28	5/26 at 100.00	AA	130,351
290	5.000%, 11/15/29	5/26 at 100.00	AA	343,232
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2018A:
2,085	5.000%, 11/15/48	5/28 at 100.00	AA	2,550,435
2,230	4.000%, 11/15/48	5/28 at 100.00	AA	2,547,597
5,825	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2018B, 5.000%, 11/15/48 (Mandatory Put 11/20/25)	No Opt. Call	AA	6,848,045
1,625	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health, Sunbelt Obligated Group, Series 2014E, 5.000%, 11/15/29	5/24 at 100.00	AA	1,805,034
1,750	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health, Sunbelt Obligated Group, Series 2016C, 5.000%, 11/15/36 (Mandatory Put 11/15/26)	No Opt. Call	AA	2,117,343
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Boulder Community Health Project, Series 2020:
1,300	5.000%, 10/01/29	No Opt. Call	A-	1,649,258
700	5.000%, 10/01/30	No Opt. Call	A-	903,896

Nuveen Colorado Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Children's Hospital Colorado Project, Series 2016A:
$ 2,195	5.000%, 12/01/41	6/26 at 100.00	A+	$2,570,608
2,200	5.000%, 12/01/44	6/26 at 100.00	A+	2,570,128
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-1:
150	5.000%, 8/01/25	No Opt. Call	BBB+	173,868
5,250	4.000%, 8/01/44	8/29 at 100.00	BBB+	6,034,612
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2:
225	5.000%, 8/01/36	8/29 at 100.00	BBB+	281,950
6,085	5.000%, 8/01/44	8/29 at 100.00	BBB+	7,480,169
4,000	4.000%, 8/01/49	8/29 at 100.00	BBB+	4,560,600
1,505	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49 (Mandatory Put 8/01/26)	2/26 at 100.00	BBB+	1,773,025
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center Inc. Project, Refunding Series 2017:
265	5.000%, 9/01/24	No Opt. Call	Baa1	296,665
235	5.000%, 9/01/26	No Opt. Call	Baa1	280,411
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Refunding Series 2015B:
3,530	5.000%, 9/01/31	9/25 at 100.00	Baa1	4,012,269
1,315	4.000%, 9/01/34	9/25 at 100.00	Baa1	1,437,466
1,250	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Series 2020A, 4.000%, 9/01/45	9/30 at 100.00	Baa1	1,456,338
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sanford Health, Series 2019A:
545	5.000%, 11/01/32	11/29 at 100.00	AA-	696,112
535	5.000%, 11/01/33	11/29 at 100.00	AA-	682,296
500	4.000%, 11/01/39	11/29 at 100.00	AA-	587,075
3,950	5.000%, 11/01/49	11/29 at 100.00	AA-	4,885,992
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System, Refunding Series 2019A:
470	5.000%, 1/01/25	No Opt. Call	AA-	534,592
1,245	5.000%, 1/01/31	1/30 at 100.00	AA-	1,603,162
3,500	4.000%, 1/01/35	1/30 at 100.00	AA-	4,155,795
3,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System, Refunding Series 2019B, 4.000%, 1/01/40	1/30 at 100.00	AA-	4,112,010
575	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2013A, 5.000%, 1/01/44	1/24 at 100.00	AA-	625,709
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2015, 5.000%, 5/15/45	5/25 at 100.00	A-	2,259,480

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2017A:
$ 225	4.000%, 5/15/33	5/27 at 100.00	A-	$253,667
1,340	4.000%, 5/15/34	5/27 at 100.00	A-	1,508,840
1,050	4.000%, 5/15/35	5/27 at 100.00	A-	1,180,914
1,050	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2015, 5.000%, 1/15/35	1/26 at 100.00	A+	1,209,558
	Delta County Memorial Hospital District, Colorado, Enterprise Revenue Bonds, Refunding Series 2010:
515	5.500%, 9/01/25	12/21 at 100.00	BB	512,713
600	5.500%, 9/01/30	12/21 at 100.00	BB	584,478
475	Denver Health and Hospitals Authority, Colorado, Healthcare Revenue Bonds, Series 2014A, 5.000%, 12/01/39	12/23 at 100.00	BBB	508,815
1,160	University of Colorado Hospital Authority, Colorado, Revenue Bonds, Refunding Series 2019C, 5.000%, 11/15/47 (Mandatory Put 11/15/24)	5/24 at 100.00	AA	1,287,008
78,650	Total Health Care			92,150,934
	Housing/Multifamily – 0.0%
280	Denver City & County Housing Authority, Colorado, Capital Fund Program Revenue Bonds, Three Tower Rehabilitation, Series 2007, 5.200%, 11/01/27 – AGM Insured (AMT)	12/21 at 100.00	A2	281,159
	Industrials – 0.7%
	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016:
500	5.000%, 12/01/29	12/26 at 100.00	Baa2	585,840
1,000	5.000%, 12/01/32	12/26 at 100.00	Baa2	1,162,470
2,000	5.000%, 12/01/35	12/26 at 100.00	Baa2	2,307,420
3,500	Total Industrials			4,055,730
	Long-Term Care – 2.0%
500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2016, 6.125%, 2/01/46, 144A	2/26 at 100.00	N/R	512,515
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Neighborhoods Project, Refunding Series 2016:
1,315	5.000%, 1/01/31	1/24 at 102.00	N/R	1,415,979
2,315	5.000%, 1/01/37	1/24 at 102.00	N/R	2,478,971
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Neighborhoods Project, Refunding Series 2021, 4.000%, 1/01/42	1/28 at 103.00	N/R	2,189,880
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Living Communities & Services, Series 2020A, 4.000%, 12/01/50	12/27 at 103.00	A-	2,281,940
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc., Refunding Series 2015A, 5.000%, 12/01/35	6/25 at 100.00	A-	1,121,270
300	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier Meadows Project, Refunding & Improvement Series 2017A, 5.250%, 5/15/47	5/27 at 100.00	BB+	346,104

Nuveen Colorado Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$ 1,430	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier Meadows Project, Refunding & Improvement Series 2017B, 5.000%, 5/15/48	5/23 at 100.00	BB+	$ 1,523,737
10,860	Total Long-Term Care			11,870,396
	Tax Obligation/General – 13.4%
	Adams and Weld Counties School District 27J, Brighton, Colorado, General Obligation Bonds, Series 2015:
3,090	5.000%, 12/01/29	12/25 at 100.00	AA	3,629,668
250	5.000%, 12/01/40	12/25 at 100.00	AA	289,898
1,000	Arapahoe County School District 6, Littleton, Colorado, General Obligation Bonds, Series 2019A, 5.500%, 12/01/38	12/28 at 100.00	Aa1	1,299,690
	Aspen Fire Protection District, Pitkin County, Colorado, Certificates of Participation, Series 2019:
500	4.000%, 12/01/31	12/29 at 100.00	A+	589,890
200	4.000%, 12/01/32	12/29 at 100.00	A+	235,508
350	4.000%, 12/01/36	12/29 at 100.00	A+	409,605
150	Boulder Larimer & Weld Counties School District RE-1J Saint Vrain Valley, Colorado, General Obligation Bonds, Series 2016C, 4.000%, 12/15/34	12/26 at 100.00	AA+	171,156
	Boulder Valley School District RE2, Boulder County, Colorado, General Obligation Bonds, Series 2019A:
2,475	5.000%, 12/01/33	6/29 at 100.00	AA+	3,158,422
1,295	4.000%, 12/01/44	6/29 at 100.00	AA+	1,515,215
1,750	Cherry Creek School District 5, Arapahoe County, Colorado, General Obligation Bonds, Series 2021, 5.000%, 12/15/38	12/30 at 100.00	AA+	2,306,115
	Delta,Colorado, Sales and Use Tax Revenue Bonds, Refunding Series 2019:
550	5.000%, 12/01/28 – BAM Insured	No Opt. Call	AA	697,560
1,050	4.000%, 12/01/36 – BAM Insured	12/29 at 100.00	AA	1,246,056
1,000	Denver School District 1, Colorado, General Obligation Bonds, Series 2021, 4.000%, 12/01/45	12/30 at 100.00	AA+	1,198,620
1,000	Denver, Colorado, General Obligation Bonds, Elevate Denver, Series 2019A, 5.000%, 8/01/28	No Opt. Call	AAA	1,271,000
2,040	Eagle River Fire Protection District, Eagle County, Colorado, General Obligation Bonds, Series 2016, 4.000%, 12/01/46 – AGM Insured	12/26 at 100.00	AA	2,240,532
	Eagle River Water and Sanitation District, Eagle County, Colorado, General Obligation Bonds, Series 2016:
780	4.500%, 12/01/36	12/26 at 100.00	AA-	904,597
2,500	5.000%, 12/01/45	12/26 at 100.00	AA-	2,917,500
1,345	El Paso County School District 20, Academy, Colorado, General Obligation Bonds, Series 2017, 4.000%, 12/15/40	12/26 at 100.00	Aa1	1,528,337
1,240	El Paso County School District 20, Academy, Colorado, General Obligation Bonds, Series 2020, 5.000%, 12/15/30	12/29 at 100.00	Aa1	1,616,005
260	El Paso County School District 38, Lewis Palmer, Colorado, General Obligation Refunding Bonds, Series 2001, 6.000%, 12/01/21	No Opt. Call	Aa1	260,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Foothills Park and Recreation District, Subdistrict A, Jefferson County, Colorado, General Obligation Bonds, Refunding Series 2015:
$ 600	3.250%, 12/01/29 – AGM Insured	12/25 at 100.00	AA	$652,074
440	5.000%, 12/01/30 – AGM Insured	12/25 at 100.00	AA	512,670
1,275	5.000%, 12/01/31 – AGM Insured	12/25 at 100.00	AA	1,485,031
1,300	Fruita, Colorado, Sales and Use Tax Revenue Bonds, Refunding & improvement, Series 2019, 4.000%, 10/01/37	10/27 at 100.00	AA-	1,461,226
	Grand River Hospital District, Garfield and Mesa Counties, Colorado, General Obligation Bonds, Series 2018:
655	5.250%, 12/01/34 – AGM Insured	12/28 at 100.00	AA	803,187
1,750	5.250%, 12/01/37 – AGM Insured	12/28 at 100.00	AA	2,135,928
595	Ignacio School District 11JT, La Plata County, Colorado, General Obligation Bonds, Refunding Series 2016, 4.000%, 12/01/28	12/26 at 100.00	Aa2	683,120
	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2020A:
1,090	5.000%, 12/15/28	No Opt. Call	Aa1	1,396,399
2,900	5.000%, 12/15/29	No Opt. Call	Aa1	3,798,507
	Larimer County School District R1, Poudre, Colorado, General Obligation Bonds, Refunding Series 2019:
1,415	5.000%, 12/15/28	No Opt. Call	Aa1	1,807,210
1,250	5.000%, 12/15/29	12/28 at 100.00	Aa1	1,598,550
750	Louisville, Boulder County, Colorado, General Obligation Bonds, Limited Tax, Series 2017, 4.000%, 12/01/35	12/26 at 100.00	AA+	850,890
1,355	Pitkin County School District 1 Aspen, Colorado, General Obligation Bonds, Series 2021, 5.000%, 12/01/30	No Opt. Call	Aaa	1,824,020
	Pueblo County School District 60, Pueblo, Colorado, General Obligation Bonds, Series 2020:
1,775	5.000%, 12/15/26	No Opt. Call	AA	2,153,749
1,240	5.000%, 12/15/31	12/29 at 100.00	AA	1,611,231
1,000	5.000%, 12/15/34	12/29 at 100.00	AA	1,292,440
1,000	5.000%, 12/15/38	12/29 at 100.00	AA	1,279,970
1,390	Pueblo County School District 70, Pueblo Rural, Colorado, General Obligation Bonds, Improvement Series 2021A, 4.000%, 12/01/32	12/30 at 100.00	AA	1,711,187
	Roaring Fork Transporation Authority, Colorado, Property Tax Revenue Bonds, Series 2021A:
2,350	4.000%, 12/01/46	12/31 at 100.00	AA-	2,824,277
2,750	4.000%, 12/01/51	12/31 at 100.00	AA-	3,286,552
450	South Suburban Park and Recreation District, Arapahoe, Douglas, and Jefferson Counties, Colorado, General Obligation Bonds, Series 2019, 4.000%, 12/15/37	12/29 at 100.00	AA	537,021
	Strasburg School District 31J, Adam amd Arapahoe Counties, Colorado, General Obligation Bonds, Series 2021:
690	5.000%, 12/01/31	12/30 at 100.00	Aa2	913,229
875	5.000%, 12/01/33	12/30 at 100.00	Aa2	1,152,025

Nuveen Colorado Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Weld County School District 6, Greeley, Colorado, General Obligation Bonds, Series 2020:
$ 2,000	5.000%, 12/01/32	12/29 at 100.00	AA	$2,594,920
2,315	5.000%, 12/01/44	12/29 at 100.00	AA	2,946,393
2,000	Weld County School District 6, Greeley, Colorado, General Obligation Bonds, Series 2021, 4.000%, 12/01/45	6/31 at 100.00	AA	2,417,660
3,130	Weld County School District RE1, Colorado, General Obligation Bonds, Series 2017, 5.000%, 12/15/26 – AGM Insured	No Opt. Call	AA	3,796,158
1,400	Weld County School District RE7, Colorado, General Obligation Bonds, Series 2019, 4.000%, 12/01/31	12/29 at 100.00	Aa2	1,704,444
	Westminster Public Schools, Adams County, Colorado, Certificates of Participation, Improvement Series 2020A:
200	4.000%, 12/01/27 – AGM Insured	No Opt. Call	AA	233,380
200	4.000%, 12/01/28 – AGM Insured	No Opt. Call	AA	237,214
2,000	Westminster Public Schools, Adams County, Colorado, Certificates of Participation, Series 2019, 5.000%, 12/01/43 – AGM Insured	12/28 at 100.00	AA	2,454,900
64,965	Total Tax Obligation/General			79,640,936
	Tax Obligation/Limited – 34.4%
300	Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series 2019, 5.000%, 12/01/51	12/24 at 102.00	N/R	324,456
850	Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series 2021, 4.250%, 12/01/41	12/26 at 103.00	N/R	880,319
500	Alpine Mountain Ranch Metropolitan District, Routt County, Colorado, Special Assessment Revenue Bonds, Special Improvement District 1, Refunding Series 2021, 4.000%, 12/01/40	9/26 at 103.00	N/R	499,335
1,650	Anthem West Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2015, 5.000%, 12/01/35 – BAM Insured	12/25 at 100.00	AA	1,919,676
500	Arista Metropolitan District, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Convertible to Unlimited Tax Series 2018A, 5.125%, 12/01/48	12/23 at 103.00	N/R	534,900
4,150	Aspen, Colorado, Certificates of Participation, Series 2019, 5.000%, 12/01/48	12/29 at 100.00	Aa1	5,130,479
600	Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/40	9/25 at 103.00	N/R	657,252
500	Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A, 5.000%, 12/01/48	9/24 at 103.00	N/R	531,930
200	Breckenridge, Colorado, Certificates of Participation, Refunding & Improvement Series 2020B, 5.000%, 12/01/28	No Opt. Call	Aa2	252,734
1,050	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A, 5.000%, 12/01/37	12/22 at 103.00	N/R	1,104,148
515	Brighton Crossing Metropolitan District 6, Brighton, Colorado, Limited Tax General Obligation Bonds, Series 2020A-3, 5.000%, 12/01/40	12/25 at 103.00	N/R	567,242
600	Broadway Park North Metropolitan District 2, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2020, 3.375%, 12/01/26, 144A	12/25 at 103.00	N/R	640,086
1,470	Broomfield, Colorado, Sales and Use Tax Revenue Bonds, Series 2017, 5.000%, 12/01/34	12/27 at 100.00	Aa3	1,809,041

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Buffalo Ridge Metropolitan District (In the City of Commerce City), Adams County, Colorado, General Obligation Refunding and Improvement Bonds, Series 2018A:
$ 1,020	5.000%, 12/01/34 – BAM Insured	12/28 at 100.00	AA	$1,254,406
1,805	4.000%, 12/01/47 – BAM Insured	12/28 at 100.00	AA	2,052,050
200	Canon City Area Fire Protection District, Fremont County, Colorado, Certificates of Participation, Series 2021F, 4.000%, 12/01/30 – AGM Insured	No Opt. Call	AA	244,710
1,145	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/47, 144A	12/22 at 103.00	N/R	1,199,868
500	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2013A, 5.625%, 12/01/38	12/23 at 100.00	BBB	534,530
130	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2014, 5.000%, 12/01/43	12/23 at 100.00	BB+	136,386
500	Cherry Creek Corporate Center Metropolitan District, Arapahoe County, Colorado, Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%, 6/01/37	12/25 at 100.00	N/R	538,185
500	Cherrylane Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.250%, 12/01/47	12/23 at 103.00	N/R	533,450
1,100	Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018, 5.875%, 12/01/46	12/23 at 103.00	N/R	1,184,205
2,000	Colorado State, Building Excellent Schools Today, Certificates of Participation, Series 2017J, 5.250%, 3/15/42	3/27 at 100.00	Aa2	2,410,060
	Colorado State, Building Excellent Schools Today, Certificates of Participation, Series 2019O:
1,000	5.000%, 3/15/30	3/29 at 100.00	Aa2	1,272,350
820	5.000%, 3/15/31	3/29 at 100.00	Aa2	1,039,014
1,000	4.000%, 3/15/44	3/29 at 100.00	Aa2	1,158,060
1,275	Colorado State, Certificates of Participation, Lease Purchase Agreement Department of Transportation Second Amended & Restated Headquaters Facilities, Refunding Series 2020, 4.000%, 6/15/41	6/30 at 100.00	Aa2	1,512,902
1,000	Colorado State, Certificates of Participation, Rural Series 2018A, 4.000%, 12/15/35	12/28 at 100.00	Aa2	1,177,810
	Colorado State, Certificates of Participation, Rural Series 2020A:
6,250	5.000%, 12/15/30	No Opt. Call	Aa2	8,306,687
2,075	5.000%, 12/15/33	12/30 at 100.00	Aa2	2,738,523
1,000	4.000%, 12/15/35	12/30 at 100.00	Aa2	1,211,180
1,085	4.000%, 12/15/37	12/30 at 100.00	Aa2	1,309,074
1,150	Colorado State, Certificates of Participation, Rural Series 2021A, 4.000%, 12/15/38	12/31 at 100.00	Aa2	1,408,899
2,000	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Refunding Series 2015, 5.000%, 8/01/36 – BAM Insured	8/25 at 100.00	AA	2,300,940
1,000	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2014, 5.000%, 8/01/44 – AGM Insured	8/24 at 100.00	AA	1,103,200
	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2016:
1,200	5.000%, 8/01/41	8/26 at 100.00	AA	1,406,244
6,000	5.000%, 8/01/46	8/26 at 100.00	AA	6,983,760

Nuveen Colorado Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Copperleaf Metropolitan District 2, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Refunding Convertible to Unlimited Tax Series 2020:
$ 375	4.000%, 12/01/26 – BAM Insured	No Opt. Call	AA	$433,924
350	4.000%, 12/01/27 – BAM Insured	No Opt. Call	AA	411,747
700	4.000%, 12/01/28 – BAM Insured	No Opt. Call	AA	835,429
900	Cottonwood Highlands Metropolitan District 1, Parker, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.000%, 12/01/49	6/24 at 103.00	N/R	963,612
1,000	Cross Creek Metropolitan District 2, Aurora, Colorado, Unlimited Tax General Obligation Bonds, Refunding Series 2018, 4.000%, 12/01/45 – AGM Insured	12/28 at 100.00	AA	1,142,690
	Crystal Valley Metropolitan District 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2020A:
250	5.000%, 12/01/25 – AGM Insured	No Opt. Call	AA	292,043
225	5.000%, 12/01/26 – AGM Insured	No Opt. Call	AA	270,135
275	5.000%, 12/01/27 – AGM Insured	No Opt. Call	AA	338,602
500	4.000%, 12/01/32 – AGM Insured	12/30 at 100.00	AA	610,780
962	Cumberland Green Metropolitan District, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2015, 5.250%, 12/01/45	12/25 at 100.00	N/R	1,035,564
1,185	Denver City and County School District 1, Colorado, Lease Purchase Program Certificates of Participation, Series 2015B, 5.000%, 12/15/45	12/25 at 100.00	Aa3	1,355,415
2,155	Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Current Interest Series 2018A-1, 5.000%, 8/01/48	8/26 at 100.00	AA-	2,498,809
	Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Series 2021A:
1,000	4.000%, 8/01/36	8/31 at 100.00	AA-	1,222,870
1,500	4.000%, 8/01/51	8/31 at 100.00	AA-	1,780,800
135	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A, 5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	146,795
500	Denver West Promenade Metropolitan District, Lakewood, Colorado, General Obligtion Bonds, Limited Tax Convertible to Unlimited Tax Series 2013, 5.375%, 12/01/42	6/23 at 100.00	N/R	515,845
1,000	Denver, Colorado, Certificates of Participation, Convention Center Expansion Project, Series 2018A, 4.000%, 6/01/48	6/26 at 100.00	AA+	1,105,430
1,225	Douglas County School District RE1, Douglas and Elbert Counties, Colorado, General Obligation Bonds, Series 2019, 5.000%, 12/15/38	12/28 at 100.00	Aa1	1,536,591
	Dove Valley Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Refunding Series 2019:
500	4.000%, 12/01/35	12/29 at 100.00	AA	598,355
700	4.000%, 12/01/36	12/29 at 100.00	AA	836,528
750	4.000%, 12/01/37	12/29 at 100.00	AA	894,375
1,000	4.000%, 12/01/38	12/29 at 100.00	AA	1,186,340
1,000	4.000%, 12/01/39	12/29 at 100.00	AA	1,179,980
1,500	Ebert Metropolitan District, Denver Colorado, Limited Tax General Obligation Bonds, Refunding Series 2018A-1, 5.000%, 12/01/43 – BAM Insured	12/28 at 100.00	AA	1,841,175
2,000	El Paso County School District 49 Falcon, Colorado, Certificates of Participation, Series 2017B, 5.000%, 12/15/42	12/26 at 100.00	Aa3	2,343,360

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Erie Farm Metropolitan District, Erie, Boulder County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement, Series 2021:
$ 700	5.000%, 12/01/46 – AGM Insured	12/31 at 100.00	AA	$881,727
1,200	4.000%, 12/01/51 – AGM Insured	12/31 at 100.00	AA	1,385,556
1,570	Erie, Colorado, Certificates of Participation, Series 2010, 5.000%, 11/01/37	11/24 at 100.00	AA	1,752,717
	First Creek Village Metropolitan District, Denver, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A:
500	3.000%, 12/01/29	9/24 at 103.00	Ba1	529,335
595	5.000%, 12/01/39	9/24 at 103.00	Ba1	652,495
	Flying Horse Metropolitan District 2, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2020A:
325	4.000%, 12/01/22 – AGM Insured	No Opt. Call	AA	336,645
600	4.000%, 12/01/39 – AGM Insured	12/30 at 100.00	AA	715,014
500	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014, 6.000%, 12/01/38	12/24 at 100.00	N/R	516,845
1,405	Foothills Park and Recreation District, Jefferson County, Colorado, Lease Revenue Bonds, Certificates of Participation, Series 2021, 4.000%, 12/01/35	12/31 at 100.00	AA-	1,709,281
	Fraser Valley Metropolitan Recreation District, Grand County, Colorado, General Obligation Bonds, Refunding Series 2020:
500	2.000%, 12/01/24	No Opt. Call	AA	520,635
375	2.000%, 12/01/25	No Opt. Call	AA	393,364
400	2.000%, 12/01/26	No Opt. Call	AA	421,708
325	4.000%, 12/01/27	No Opt. Call	AA	381,303
520	4.000%, 12/01/29	No Opt. Call	AA	629,470
	Fronterra Village Metropolitan District 2, Commerce City, Adams County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2019:
120	4.000%, 12/01/22 – BAM Insured	No Opt. Call	AA	124,091
275	4.000%, 12/01/23 – BAM Insured	No Opt. Call	AA	293,681
800	Glen Metropolitan District 1, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 4.500%, 12/01/45 – BAM Insured	12/25 at 100.00	AA	882,984
	Grand Junction, Colorado, Certificates of Participation, Series 2019:
475	4.000%, 12/01/35	12/29 at 100.00	AA-	564,485
670	4.000%, 12/01/37	12/29 at 100.00	AA-	793,421
	Grand Junction, Colorado, Certificates of Participation, Series 2021:
500	4.000%, 12/01/40	12/30 at 100.00	AA-	599,400
1,005	4.000%, 12/01/45	12/30 at 100.00	AA-	1,190,744
2,535	Grand Junction, Colorado, General Fund Revenue Bonds, Improvement Series 2020B, 4.000%, 3/01/49	3/30 at 100.00	AA	2,976,115
	Gunnison County, Colorado, Certificates of Participation, Series 2020A:
375	5.000%, 12/01/28	No Opt. Call	Aa3	471,285
555	5.000%, 12/01/30	12/29 at 100.00	Aa3	707,947
635	5.000%, 12/01/31	12/29 at 100.00	Aa3	807,580

Nuveen Colorado Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 335	Harvest Junction Metropolitan District, Longmont, Colorado, General Obligation Bonds, Refunding and Improvement Series 2012, 5.200%, 12/01/32	12/22 at 100.00	N/R	$345,633
1,000	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Refunding & Improvement Series 2015, 6.125%, 12/01/44	12/24 at 100.00	N/R	1,072,010
1,125	High Plains Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Refunding Series 2017, 5.000%, 12/01/35 – NPFG Insured	12/27 at 100.00	A2	1,357,751
380	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Special Revenue Bonds, Series 2020-A2, 4.125%, 12/01/40	12/23 at 103.00	Ba2	401,033
500	Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 12/15/25	12/23 at 100.00	N/R	477,475
2,875	Larimer, Weld and Boulder Counties School District R2-J, Thompson, Colorado, General Obligation Bonds, Series 2019, 5.000%, 12/15/31	12/28 at 100.00	AA	3,650,531
1,000	Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2021, 4.000%, 12/01/47 – BAM Insured	12/31 at 100.00	AA	1,175,300
2,660	Leyden Rock Metropolitan District, Arvada, Jefferson County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax, Refunding & Improvement Series 2021, 4.000%, 12/01/46 – AGM Insured	12/31 at 100.00	AA	3,183,408
	Lincoln Park Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation and Improvement Bonds, Refunding Series 2018:
460	5.000%, 12/01/42 – AGM Insured	12/27 at 100.00	AA	549,640
2,000	5.000%, 12/01/46 – AGM Insured	12/27 at 100.00	AA	2,376,480
1,100	Longmont, Colorado, Open Space Sales and Use Tax Revenue Bonds, Refunding & Improvement Series 2020, 4.250%, 11/15/22 – AGM Insured	No Opt. Call	AA	1,141,371
1,660	Longmont, Colorado, Sales and Use Tax Revenue Bonds, Series 2019, 3.000%, 11/15/33	11/28 at 100.00	AA+	1,841,770
	Lorson Ranch Metropolitan District 2, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2016:
825	5.000%, 12/01/36	12/26 at 100.00	BBB+	958,666
1,805	5.000%, 12/01/41	12/26 at 100.00	BBB+	2,081,923
650	Meridian Metropolitan District, Douglas County, Colorado, General Obligation Refunding Bonds, Series 2017, 5.000%, 12/01/42 – AGM Insured	12/27 at 100.00	AA	772,571
1,560	Moffat County, Colorado, Certificates of Participation, Series 2021, 4.000%, 3/01/46	3/31 at 100.00	A+	1,802,705
1,135	Montrose County, Colorado, Certificates of Participation, Series 2014, 5.000%, 12/01/34	12/24 at 100.00	BBB+	1,217,639
	Monument, El Paso County, Colorado, Certificate of Participation, Series 2020:
505	4.000%, 12/01/23 – AGM Insured	No Opt. Call	AA	540,451
1,000	4.000%, 12/01/45 – AGM Insured	12/28 at 100.00	AA	1,135,660
500	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 5.000%, 12/01/46	12/25 at 100.00	N/R	535,475
500	Mountain Shadows Metropolitan District, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2015, 5.500%, 12/01/44	12/25 at 100.00	N/R	541,195
570	Nexus North at DIA Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2021, 5.000%, 12/01/51	3/26 at 103.00	N/R	616,529
725	North Range Metropolitan District 2, Adams County, Colorado , Limited Tax General Obligation Bonds, Refunding Special Revenue & Improvement Series 2017A, 5.625%, 12/01/37	12/22 at 103.00	N/R	765,760

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Northglenn Urban Renewal Authority, Northglenn, Colorado, Tax Increment Revenue Bonds, Urban Renewal Plan 2, Series 2019:
$ 235	4.000%, 12/01/27	No Opt. Call	BBB-	$268,499
305	4.000%, 12/01/28	No Opt. Call	BBB-	352,885
755	Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2019, 5.000%, 12/01/49	12/24 at 103.00	N/R	819,145
1,000	Palisade Park North Metropolitan District 1, Broomfield City and County, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax, Refunding Series 2021A, 4.000%, 12/01/51 – BAM Insured	9/31 at 100.00	AA	1,156,830
	Park 70 Metropolitan District, Aurora, Colorado, General Obligation Bonds, Limited Tax Refunding & Improvement Series 2016:
125	5.000%, 12/01/24	No Opt. Call	Baa3	139,695
1,500	5.000%, 12/01/36	12/26 at 100.00	Baa3	1,725,135
	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A:
1,055	5.000%, 12/01/33 – NPFG Insured	12/25 at 100.00	A	1,208,608
235	5.000%, 12/01/45	12/25 at 100.00	A	264,807
2,250	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Series 2017A, 5.000%, 12/01/46	12/25 at 100.00	A	2,538,180
1,225	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Series 2018A, 4.000%, 12/01/51	12/28 at 100.00	A	1,375,467
	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Series 2019A:
200	5.000%, 12/01/28 – AGM Insured	No Opt. Call	AA	253,658
200	5.000%, 12/01/29 – AGM Insured	No Opt. Call	AA	259,058
2,235	4.000%, 12/01/38 – AGM Insured	12/29 at 100.00	AA	2,670,043
2,000	4.000%, 12/01/46 – AGM Insured	12/29 at 100.00	AA	2,352,980
	Parker, Colorado, Certificates of Participation, Refunding Series 2019:
225	5.000%, 11/01/24	No Opt. Call	AA	254,313
320	5.000%, 11/01/25	No Opt. Call	AA	373,523
275	5.000%, 11/01/26	No Opt. Call	AA	330,872
320	5.000%, 11/01/27	5/27 at 100.00	AA	389,085
400	5.000%, 11/01/28	5/27 at 100.00	AA	485,068
1,500	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/40, 144A	12/22 at 100.00	N/R	1,531,200
	Poudre Tech Metro District, Colorado, Unlimited Property Tax Supported Revenue Bonds, Refunding Series 2020:
165	3.000%, 12/01/21 – AGM Insured	No Opt. Call	AA	165,000
275	3.000%, 12/01/25 – AGM Insured	No Opt. Call	AA	297,352
400	3.000%, 12/01/26 – AGM Insured	No Opt. Call	AA	437,116
330	3.000%, 12/01/28 – AGM Insured	No Opt. Call	AA	365,825
500	Powhaton Road Metropolitan District 2, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.625%, 12/01/48	12/23 at 103.00	N/R	536,240

Nuveen Colorado Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Prairiestar Metropolitan District 2, Larimer County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2021A:
$ 500	5.000%, 12/01/41 – BAM Insured (WI/DD, Settling 12/10/21)	12/31 at 100.00	N/R	$631,020
500	5.000%, 12/01/46 – BAM Insured (WI/DD, Settling 12/10/21)	12/31 at 100.00	N/R	622,920
	Pueblo County, Colorado, Certificates of Participation, Community Improvement Projects, Series 2019:
1,150	4.000%, 12/01/31	12/27 at 100.00	Aa3	1,328,836
1,235	4.000%, 12/01/32	12/27 at 100.00	Aa3	1,421,114
235	Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A	12/30 at 100.00	N/R	266,622
2,513	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1, 4.500%, 7/01/34	7/25 at 100.00	N/R	2,749,247
1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58	7/28 at 100.00	N/R	1,135,360
2,500	Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax Supported and Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/42	12/27 at 100.00	AA	3,018,975
400	Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2015, 5.000%, 12/01/44	12/24 at 100.00	N/R	419,020
2,500	Regional Transportation District, Colorado, Sales Tax Revenue Bonds, Fastracks Project, Series 2016A, 5.000%, 11/01/46	11/26 at 100.00	AA+	2,922,300
2,385	Regional Transportation District, Colorado, Sales Tax Revenue Bonds, Fastracks Project, Series 2017B, 4.000%, 11/01/35	11/27 at 100.00	AA+	2,759,111
500	Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2016A, 5.000%, 12/01/45	12/26 at 100.00	N/R	543,905
555	Riverview Metropolitan District, Steamboat Springs, Routt County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Refunding Series 2021, 5.000%, 12/01/41	6/26 at 103.00	N/R	600,327
190	Sand Creek Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2015A, 4.000%, 12/01/28	12/25 at 100.00	A	210,797
500	Sand Creek Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2020A, 4.000%, 12/01/25 – AGM Insured	No Opt. Call	AA	561,265
2,000	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Limited Tax Series 2016A, 5.500%, 12/01/46	12/21 at 103.00	N/R	2,063,440
580	Silver Peaks Metropolitan District 3, Colorado, Limited Tax Obligation Bonds, Senior Lien Series 2020A, 5.000%, 12/01/50	12/25 at 103.00	N/R	626,748
	South Suburban Park and Recreation District, Colorado, Certificates of Participation, Series 2019:
1,180	4.000%, 12/15/37	12/28 at 100.00	AA-	1,334,781
2,270	4.000%, 12/15/38	12/28 at 100.00	AA-	2,563,897
200	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series 2017A-1, 5.000%, 12/01/37	12/27 at 100.00	Ba1	227,702
350	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series 2017A-2, 5.000%, 12/01/47	12/27 at 100.00	Ba1	392,648
500	Southwest Timnath Metropolitan District 4, Timnath, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2017A, 5.375%, 12/01/47	12/22 at 103.00	N/R	524,630

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 500	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & improvement Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	$543,235
750	Sterling Hills West Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2007, 5.000%, 12/01/39	12/27 at 100.00	A3	890,827
500	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported District 2, Refunding & Improvement Senior Series 2020A, 3.375%, 12/01/30	12/25 at 102.00	N/R	547,095
150	Stoneridge Metropolitan District, Colorado, General Obligation Bonds, Limited Tax Refunding & Improvement Series 2016, 4.250%, 12/01/28 – BAM Insured	12/26 at 100.00	AA	172,536
	Tallyn's Reach Metropolitan District 3, Aurora, Colorado, General Obligation Bonds, Refunding Series 2019:
125	5.000%, 12/01/24 – BAM Insured	No Opt. Call	AA	140,801
200	4.000%, 12/01/27 – BAM Insured	No Opt. Call	AA	233,254
150	4.000%, 12/01/28 – BAM Insured	No Opt. Call	AA	177,800
225	5.000%, 12/01/29 – BAM Insured	No Opt. Call	AA	287,291
435	5.000%, 12/01/30 – BAM Insured	12/29 at 100.00	AA	551,858
460	5.000%, 12/01/31 – BAM Insured	12/29 at 100.00	AA	582,631
250	5.000%, 12/01/32 – BAM Insured	12/29 at 100.00	AA	315,415
250	5.000%, 12/01/33 – BAM Insured	12/29 at 100.00	AA	315,155
750	Thompson Crossing Metropolitan District 2, Johnstown, Larimer County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016B, 5.000%, 12/01/46 – AGM Insured	12/26 at 100.00	AA	874,463
1,640	Thompson Crossing Metropolitan District 6, Larimer County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Convertible to Unlimited Tax Series 2020, 5.000%, 12/01/40, 144A	12/30 at 100.00	Ba2	1,948,156
770	Thornton Development Authority, Colorado, Tax Increment Revenue Bonds, North Washington Street Corridor Project, Refunding Series 2015, 3.250%, 12/01/28	12/24 at 100.00	A+	817,086
2,000	Triview Metropolitan District 4, El Paso County, Colorado, General Obligation Bonds, Limited Tax Series 2018, 5.750%, 12/01/48, 144A	12/23 at 103.00	N/R	2,148,100
1,000	Vale, Colorado, Certificates of Participation, Series 2021, 4.000%, 12/01/46	12/31 at 100.00	Aa1	1,193,740
	Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Convertible to Unlimited Tax Refunding Subordinate Series 2019:
135	5.000%, 12/15/26 – AGM Insured	12/24 at 103.00	AA	155,926
250	5.000%, 12/15/27 – AGM Insured	12/24 at 103.00	AA	288,115
225	5.000%, 12/15/29 – AGM Insured	12/24 at 103.00	AA	258,469
	Vista Ridge Metropolitan District, In the Town of Erie, Weld County, Colorado, General Obligation Refunding Bonds, Series 2016A:
525	5.000%, 12/01/28 – BAM Insured	12/26 at 100.00	AA	629,176
1,250	5.000%, 12/01/31 – BAM Insured	12/26 at 100.00	AA	1,469,937
500	4.000%, 12/01/36 – BAM Insured	12/26 at 100.00	AA	557,095

Nuveen Colorado Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Water Valley Metropolitan District 1, Colorado, General Obligation Bonds, Refunding Series 2016:
$ 105	3.250%, 12/01/24	No Opt. Call	N/R	$109,925
1,000	4.000%, 12/01/33	12/26 at 100.00	N/R	1,060,870
300	5.000%, 12/01/35	12/26 at 100.00	N/R	331,314
645	5.250%, 12/01/40	12/26 at 100.00	N/R	714,086
130	Water Valley Metropolitan District 2, Windsor, Colorado, General Obligation Bonds, Refunding Series 2016, 3.000%, 12/01/22	No Opt. Call	N/R	131,741
600	Westerly Metropolitan District 4, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2021A-1, 4.125%, 12/01/31	3/26 at 103.00	N/R	646,338
	Westminster, Colorado, Certificates of Participation, Series 2015A:
1,500	5.000%, 12/01/35	12/25 at 100.00	AA	1,739,385
1,000	4.000%, 12/01/38	12/25 at 100.00	AA	1,100,970
	Wheatlands Metropolitan District 2, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Refunding Series 2015:
1,000	5.000%, 12/01/30 – BAM Insured	12/25 at 100.00	AA	1,164,730
1,595	4.000%, 12/01/38 – BAM Insured	12/25 at 100.00	AA	1,744,978
500	Wildgrass Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2014A, 4.000%, 12/01/34 – BAM Insured	12/24 at 100.00	AA	545,810
175,845	Total Tax Obligation/Limited			203,887,646
	Transportation – 5.9%
1,000	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/56	12/24 at 100.00	BBB	1,127,110
500	Colorado High Performance Transportation Enterprise, US 36 and I-25 Managed Lanes Revenue Bonds, Senior Lien Series 2014, 5.750%, 1/01/44 (AMT)	1/23 at 100.00	BBB-	528,305
1,750	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2017A, 5.000%, 11/15/29 (AMT)	11/27 at 100.00	AA-	2,133,915
1,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.250%, 11/15/33	11/23 at 100.00	A+	1,090,540
	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A:
2,055	5.000%, 12/01/27 (AMT)	No Opt. Call	A+	2,520,889
1,510	5.000%, 12/01/28 (AMT)	No Opt. Call	A+	1,889,644
2,000	5.000%, 12/01/37 (AMT)	12/28 at 100.00	A+	2,449,540
4,305	5.000%, 12/01/43 (AMT)	12/28 at 100.00	A+	5,236,387
4,000	5.000%, 12/01/48 (AMT)	12/28 at 100.00	A+	4,834,200
1,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018B, 5.000%, 12/01/37	12/28 at 100.00	A+	1,243,480
500	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%, 10/01/32 (AMT)	10/23 at 100.00	B	528,805
1,975	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/22 – NPFG Insured	No Opt. Call	A	1,970,694

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$ 750	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds, Refunding Series 2011A, 6.000%, 5/01/27 (AMT)	12/21 at 100.00	Baa2	$750,308
	Grand Junction Regional Airport Authority, Colorado, General Airport Revenue Bonds, Refunding Series 2016A:
680	5.000%, 12/01/25 – NPFG Insured	No Opt. Call	Baa2	788,521
965	5.000%, 12/01/27 – NPFG Insured	12/26 at 100.00	Baa2	1,142,078
1,215	5.000%, 12/01/32	12/26 at 100.00	Baa2	1,429,010
1,275	5.000%, 12/01/33	12/26 at 100.00	Baa2	1,499,438
1,000	5.000%, 12/01/34	12/26 at 100.00	Baa2	1,188,860
2,000	Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A, 4.000%, 1/15/33	1/31 at 100.00	A-	2,406,440
29,480	Total Transportation			34,758,164
	U.S. Guaranteed – 5.1% (4)
500	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Johnson & Wales University Project, Series 2013A, 5.250%, 4/01/43 (Pre-refunded 4/01/23)	4/23 at 100.00	A-	532,080
	Colorado Health Facilities Authority, Colorado, Health Facilities Revenue Bonds, The Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2017:
50	5.000%, 6/01/37 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R	61,058
1,585	5.000%, 6/01/42 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R	1,935,523
3,535	Colorado Health Facilities Authority, Colorado, Hospital Revenue Bonds, NCMC Inc., Series 2016, 4.000%, 5/15/32 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R	4,055,387
1,460	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009B, 5.000%, 7/01/38 (Pre-refunded 11/09/22)	11/22 at 100.00	BBB+	1,524,225
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2013A:
1,510	5.250%, 1/01/40 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+	1,590,966
2,000	5.250%, 1/01/45 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+	2,107,060
410	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Communities Project, Refunding Series 2012, 5.000%, 1/01/22 (ETM)	No Opt. Call	N/R	411,574
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc., Refunding Series 2012A, 5.000%, 12/01/33 (Pre-refunded 12/01/22)	12/22 at 100.00	A-	1,048,040
640	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2012, 5.000%, 12/01/42 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R	655,424
1,085	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R	1,172,516
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A:
450	5.000%, 6/01/35 (Pre-refunded 6/01/25)	6/25 at 100.00	N/R	521,285
3,000	5.000%, 6/01/45 (Pre-refunded 6/01/25)	6/25 at 100.00	N/R	3,475,230
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2016B:
500	5.000%, 3/01/34 (Pre-refunded 3/01/27)	3/27 at 100.00	Aa3	610,885
500	5.000%, 3/01/41 (Pre-refunded 3/01/27)	3/27 at 100.00	Aa3	610,885

Nuveen Colorado Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Series 2013C:
$ 675	5.000%, 3/01/44 (Pre-refunded 3/01/23)	3/23 at 100.00	N/R	$714,892
625	5.000%, 3/01/44 (Pre-refunded 3/01/23)	3/23 at 100.00	N/R	662,338
550	Eaton Area Park and Recreation District, Colorado, General Obligation Limited Tax Bonds, Series 2015, 5.250%, 12/01/34 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R	577,506
	Gunnison Watershed School District RE1J, Gunnison and Saguache Counties, Colorado, General Obligation Bonds, Refunding Series 2014A:
1,000	4.000%, 12/01/32 (Pre-refunded 12/01/24)	12/24 at 100.00	Aa1	1,108,470
1,000	4.000%, 12/01/33 (Pre-refunded 12/01/24)	12/24 at 100.00	Aa1	1,108,470
1,065	Tallyn's Reach Metropolitan District 3, Aurora, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2013, 5.000%, 12/01/33 (Pre-refunded 12/01/23)	12/23 at 100.00	N/R	1,152,713
645	University of Colorado, Enterprise System Revenue Bonds, Refunding Series 2014B-1, 4.000%, 6/01/34 (Pre-refunded 6/01/24)	6/24 at 100.00	Aa1	704,050
3,410	University of Colorado, Enterprise System Revenue Bonds, Refunding Series 2017A-2, 4.000%, 6/01/36 (Pre-refunded 6/01/28)	6/28 at 100.00	Aa1	4,100,354
27,195	Total U.S. Guaranteed			30,440,931
	Utilities – 11.4%
	Arapahoe County Water and Wastewater Authority, Colorado, Revenue Bonds, Refunding Series 2019:
3,000	4.000%, 12/01/36	12/29 at 100.00	AA	3,622,890
2,500	4.000%, 12/01/38	12/29 at 100.00	AA	3,007,550
3,315	Aurora, Colorado, Sewer Improvement Revenue Bonds, Seam Facility and Other System Improvements Project, First Lien Series 2021, 4.000%, 8/01/46	8/31 at 100.00	AA+	4,012,609
3,940	Centennial Water and Sanitation District, Douglas County, Colorado, Water and Wastewater Revenue Bonds, Series 2019, 5.000%, 12/01/43	12/28 at 100.00	AAA	4,880,360
645	Cherokee Metropolitan District, Colorado, Water and Wastewater Revenue Bonds, Series 2020, 4.000%, 8/01/45 – BAM Insured	8/30 at 100.00	AA	774,445
500	Colorado Springs, Colorado, Utilities System Revenue Bonds, Improvement Series 2020B, 5.000%, 11/15/26	No Opt. Call	AA+	606,310
6,840	Colorado Springs, Colorado, Utilities System Revenue Bonds, Refunding Improvement Series 2020C, 5.000%, 11/15/50	11/30 at 100.00	AA+	8,772,574
500	Colorado Springs, Colorado, Utilities System Revenue Bonds, Refunding Series 2015A, 4.000%, 11/15/35	11/25 at 100.00	AA+	559,045
765	Colorado Water Resources and Power Development Authority, Water Resources Revenue Bonds, City of Fountain, Electric, Water & Wastewater Utility Enterprise Project, Series 2014A, 4.000%, 9/01/32 – BAM Insured	9/24 at 100.00	AA	827,745
1,000	Colorado Water Resources and Power Development Authority, Water Resources Revenue Bonds, Steamboat Springs Utilities Fund, Series 2011B, 4.125%, 8/01/26	12/21 at 100.00	Aa3	1,005,950
	Colorado Water Resources and Power Development Authority, Water Resources Revenue Bonds, Telluride Town Project, Series 2020A:
240	4.000%, 6/01/29 – AGM Insured	No Opt. Call	AA	284,772
1,090	4.000%, 6/01/35 – AGM Insured	6/30 at 100.00	AA	1,293,874

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$ 1,250	Denver City and County Board of Water Commissioners, Colorado, Water Revenue Bonds, Green Series 2017A, 4.000%, 9/15/42	9/27 at 100.00	AAA	$1,438,912
455	Eagle River Water and Sanitation District, Eagle County, Colorado, Enterprise Wastewater Revenue Bonds, Improvement Series 2020A, 4.000%, 12/01/49 – AGM Insured	12/29 at 100.00	AA	533,801
1,200	East Cherry Creek Valley Water and Sanitation District, Arapahoe County, Colorado, Water Revenue Bonds, Improvement Series 2019A, 4.000%, 11/15/39	11/29 at 100.00	AA-	1,419,768
	East Cherry Creek Valley Water and Sanitation District, Arapahoe County, Colorado, Water Revenue Bonds, Refunding Series 2015:
650	5.000%, 11/15/32	11/25 at 100.00	AA-	753,838
1,815	4.000%, 11/15/35	11/25 at 100.00	AA-	2,021,856
	East Cherry Creek Valley Water and Sanitation District, Arapahoe County, Colorado, Water Revenue Bonds, Refunding Series 2020:
435	5.000%, 11/15/30	5/30 at 100.00	AA-	567,505
400	4.000%, 11/15/34	5/30 at 100.00	AA-	483,564
220	4.000%, 11/15/35	5/30 at 100.00	AA-	265,615
	Erie, Boulder and Weld Counties, Colorado, Water Enterprise Revenue Bonds, Refunding Series 2015:
500	3.000%, 12/01/29	12/25 at 100.00	AA	538,515
570	4.000%, 12/01/31	12/25 at 100.00	AA	640,800
	Firestone, Colorado, Water Enterprise Revenue Bones, Series 2020:
500	5.000%, 12/01/29 – BAM Insured	No Opt. Call	AA	643,235
500	5.000%, 12/01/31 – BAM Insured	12/30 at 100.00	AA	654,305
340	4.000%, 12/01/40 – BAM Insured	12/30 at 100.00	AA	406,021
	Fort Lupton, Colorado, Water System Revenue Bonds, Refunding & Improvement Series 2017:
1,140	4.000%, 12/01/42 – AGM Insured	12/27 at 100.00	AA	1,297,172
2,430	5.000%, 12/01/47 – AGM Insured	12/27 at 100.00	AA	2,908,102
	Fountain, El Paso County, Colorado, Acting by and through the City of Fountain Electric, Water and Wastewater Utility Enterprise, Water and Electric Revenue Bonds, Series 2019:
530	5.000%, 12/01/26 – AGM Insured	No Opt. Call	AA	639,196
320	4.000%, 12/01/35 – AGM Insured	12/26 at 100.00	AA	361,802
525	4.000%, 12/01/37 – AGM Insured	12/26 at 100.00	AA	589,507
350	Little Thompson Water District, Colorado, Water Revenue Bonds, Series 2020, 4.000%, 12/01/50	12/30 at 100.00	AA-	414,971
2,000	Loveland, Colorado, Electric and Communications Enterprise Revenue Bonds, Series 2019A, 5.000%, 12/01/44	12/28 at 100.00	A+	2,459,560
775	Metropolitan Wastewater Reclamation District, Colorado, Sewer Revenue Bonds, Refunding Series 2019A, 5.000%, 4/01/23	No Opt. Call	AAA	824,414

Nuveen Colorado Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Morgan County Quality Water District, Morgan and Washington Counties, Colorado, Water Revenue Bonds, Series 2020:
$ 250	3.000%, 12/01/24 – AGM Insured	No Opt. Call	AA	$267,885
250	4.000%, 12/01/31 – AGM Insured	12/30 at 100.00	AA	302,738
325	4.000%, 12/01/33 – AGM Insured	12/30 at 100.00	AA	391,453
285	4.000%, 12/01/36 – AGM Insured	12/30 at 100.00	AA	341,253
1,000	4.000%, 12/01/45 – AGM Insured	12/30 at 100.00	AA	1,170,320
1,115	North Weld County Water District, Colorado, Water Enterprise Revenue Bonds, Series 2019, 4.000%, 11/01/30	11/27 at 100.00	AA	1,305,453
	Northglenn, Colorado, Wastewater Revenue Bonds, Series 2021:
300	4.000%, 12/01/26 – BAM Insured	No Opt. Call	AA	347,139
300	4.000%, 12/01/32 – BAM Insured	12/30 at 100.00	AA	369,321
2,025	4.000%, 12/01/45 – BAM Insured	12/30 at 100.00	AA	2,446,018
	Parker Water and Sanitation District, Douglas County, Colorado, Water and Sewer Enterprise Revenue Bonds, Refunding & Improvement Series 2020:
745	4.000%, 11/01/38	11/29 at 100.00	AA+	882,452
300	4.000%, 11/01/40	11/29 at 100.00	AA+	354,126
730	4.000%, 11/01/42	11/29 at 100.00	AA+	857,881
500	4.000%, 11/01/44	11/29 at 100.00	AA+	585,405
1,295	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008, 6.250%, 11/15/28	No Opt. Call	AA-	1,620,809
525	Stonegate Village Metropolitan District, Colorado, Water Enterprise Revenue Bonds, Series 2015, 5.000%, 12/01/45 – AGC Insured	12/22 at 100.00	AA	546,341
	Triview Metropolitan District, El Paso County, Colorado, Water and Wastewater Enterprise Revenue Bonds, Green Series 2020:
110	5.000%, 12/01/28 – BAM Insured	No Opt. Call	AA	139,088
200	5.000%, 12/01/29 – BAM Insured	12/28 at 100.00	AA	251,196
1,000	4.000%, 12/01/40 – BAM Insured	12/28 at 100.00	AA	1,157,060
	Triview Metropolitan District, El Paso County, Colorado, Water and Wastewater Enterprise Revenue Bonds, Series 2020B:
1,250	4.000%, 12/01/45 – BAM Insured	12/30 at 100.00	AA	1,475,337
1,450	4.000%, 12/01/50 – BAM Insured	12/30 at 100.00	AA	1,702,039
1,625	Upper Eagle Regional Water Authority, Eagle County, Colorado, Water Revenue Bonds, Refunding & Improvement Series 2020, 4.000%, 12/01/45 – AGM Insured	12/30 at 100.00	AA	1,955,281
56,820	Total Utilities			67,979,178
$ 489,630	Total Long-Term Investments (cost $539,580,088)			572,979,193

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 2.1%
	MUNICIPAL BONDS – 2.1%
	Health Care – 2.1%
	Colorado Health Facilities Authority, Colorado, Variable Rate Demand Obligations, Revenue Bonds, Children's Hospital Colorado Project, Refunding Series 2020A:
$ 1,155	0.040%, 12/01/52 (Mandatory Put 1/06/22) (5)	11/21 at 100.00	AA+	$1,155,000
3,140	0.050%, 12/01/52 (Mandatory Put 1/12/22) (5)	11/21 at 100.00	AA+	3,140,000
5,000	University of Colorado Hospital Authority, Colorado, Variable Rate Demand Obligations, Revenue Bonds, Variable Rate Series 2018B, 0.050%, 11/15/35 (Mandatory Put 1/12/22) (5)	12/21 at 100.00	AA	5,000,000
3,000	University of Colorado Hospital Authority, Colorado, Variable Rate Demand Obligations, Revenue Bonds, Variable Rate Series 2018C, 0.050%, 11/15/39 (Mandatory Put 1/12/22) (5)	11/21 at 100.00	AA	3,000,000
$ 12,295	Total Short-Term Investments (cost $12,295,000)			12,295,000
	Total Investments (cost $551,875,088) – 98.6%			585,274,193
	Other Assets Less Liabilities – 1.4%			8,087,200
	Net Assets – 100%			$ 593,361,393
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Nuveen Maryland Municipal Bond Fund
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.5%
	MUNICIPAL BONDS – 98.4%
	Consumer Discretionary – 1.6%
$ 4,000	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017, 5.000%, 9/01/39	9/27 at 100.00	CCC	$4,268,040
1,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A, 2.500%, 12/01/31 (4)	12/21 at 100.00	N/R	600,000
5,000	Total Consumer Discretionary			4,868,040
	Consumer Staples – 2.2%
915	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	1,050,612
545	Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2002, 5.500%, 5/15/39	12/21 at 100.00	Ba1	559,584
1,105	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32	12/21 at 100.00	N/R	1,105,630
730	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series 2016A-1, 5.625%, 6/01/35	No Opt. Call	BBB	796,094
1,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/46	6/28 at 100.00	BBB+	1,175,930
35	Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco Settlement Asset-Backed Bonds, Series 2001, 5.000%, 5/15/31	12/21 at 100.00	A1	35,100
1,900	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	2,094,294
6,230	Total Consumer Staples			6,817,244
	Education and Civic Organizations – 6.9%
	Baltimore County, Maryland, Economic Development Revenue Bonds, McDonogh School Facility, Series 2021:
665	4.000%, 9/01/32	9/31 at 100.00	A+	820,184
450	4.000%, 9/01/35	9/31 at 100.00	A+	548,564
1,000	Chestertown, Maryland, Economic Development Project Revenue Bonds, Washington College, Refunding Series 2021A, 4.000%, 3/01/37	3/31 at 100.00	N/R	1,165,060
1,500	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary's University Inc., Series 2017A, 5.000%, 9/01/45, 144A	9/27 at 100.00	BB+	1,660,560
	Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, Stevenson University, Series 2021A:
750	4.000%, 6/01/41	6/31 at 100.00	BBB-	872,978
2,000	4.000%, 6/01/55	6/31 at 100.00	BBB-	2,277,060

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series 2012A:
$ 1,165	5.000%, 7/01/26	7/22 at 100.00	BBB+	$1,193,135
1,700	5.000%, 7/01/34	7/22 at 100.00	BBB+	1,743,146
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series 2017A, 5.000%, 7/01/37	7/27 at 100.00	BBB+	586,535
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins University, Series 2013B:
500	5.000%, 7/01/38	7/23 at 100.00	AA+	533,540
2,625	4.250%, 7/01/41	7/23 at 100.00	AA+	2,766,592
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Loyola University Maryland, Series 2014, 4.000%, 10/01/39	10/24 at 100.00	A	542,425
1,210	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Loyola University Maryland, Series 2019A, 5.000%, 10/01/49	10/29 at 100.00	A	1,502,880
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2012, 5.000%, 6/01/29	6/22 at 100.00	Baa1	2,044,700
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2016:
385	5.000%, 6/01/29	6/26 at 100.00	Baa1	448,625
700	5.000%, 6/01/33	6/26 at 100.00	Baa1	807,324
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2017:
315	5.000%, 6/01/36	6/26 at 100.00	Baa1	361,850
235	5.000%, 6/01/42	6/26 at 100.00	Baa1	267,877
1,100	Maryland Industrial Development Financing Authority, Economic Development Revenue Bonds, McDonogh School Inc., Sereis 2019, 4.000%, 9/01/43	3/29 at 100.00	A+	1,264,791
19,300	Total Education and Civic Organizations			21,407,826
	Energy – 1.0%
3,260	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	12/21 at 100.00	BB-	3,296,577
	Health Care – 12.2%
	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015:
660	4.000%, 7/01/32	7/25 at 100.00	A-	722,324
1,650	4.250%, 7/01/35	7/25 at 100.00	A-	1,821,864
1,000	5.000%, 7/01/45	7/25 at 100.00	A-	1,120,480
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community Hospital, Series 2017B:
750	5.000%, 7/01/34	7/27 at 100.00	Baa3	858,307
500	5.000%, 7/01/38	7/27 at 100.00	Baa3	567,035

Nuveen Maryland Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2016A:
$ 90	5.000%, 7/01/36	7/26 at 100.00	BBB+	$105,056
1,250	5.000%, 7/01/38	7/26 at 100.00	BBB+	1,454,587
440	4.000%, 7/01/42	7/26 at 100.00	BBB+	481,329
750	Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare Inc., Series 2021, 5.000%, 1/01/36	1/32 at 100.00	Baa3	966,165
680	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist HealthCare Issue, Series 2021B, 4.000%, 1/01/51	1/32 at 100.00	BBB	780,633
625	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2011A, 6.125%, 1/01/36	1/22 at 100.00	Baa3	628,094
2,020	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2016A, 5.500%, 1/01/46	1/27 at 100.00	Baa3	2,437,251
	Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, Frederick Health System Issue; Series 2020:
740	3.250%, 7/01/39	7/30 at 100.00	A-	815,421
50	4.000%, 7/01/40	7/30 at 100.00	A-	59,028
520	4.000%, 7/01/45	7/30 at 100.00	A-	606,128
	Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, Greater Baltimore Medical Center, Series 2021A:
2,250	4.000%, 7/01/40	7/31 at 100.00	A+	2,684,452
165	3.000%, 7/01/46	7/31 at 100.00	A+	174,491
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health Issue, Series 2016, 5.000%, 7/01/47	7/26 at 100.00	A+	583,455
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health Issue, Series 2017:
575	5.000%, 7/01/33	7/27 at 100.00	A+	687,907
500	4.000%, 7/01/42	7/27 at 100.00	A+	561,220
955	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2015, 4.125%, 7/01/47	7/25 at 100.00	A+	1,040,960
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2017A:
1,000	5.000%, 5/15/42	5/27 at 100.00	A	1,209,900
1,500	5.000%, 5/15/45	5/27 at 100.00	A	1,813,290
900	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Cente, Series 2011, 5.000%, 7/01/31	7/22 at 100.00	BBB+	923,076
1,560	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue, Series 2020A, 5.000%, 7/01/34	7/30 at 100.00	A	1,991,870
2,075	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2017MD, 5.000%, 12/01/46	6/27 at 100.00	AA-	2,518,303
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2017B, 5.000%, 7/01/39	7/27 at 100.00	A	3,009,175
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Pittsburgh Medical Center, Series 2020B, 4.000%, 4/15/45	4/30 at 100.00	A	2,910,950

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Series 2015:
$ 3,000	4.000%, 12/01/44	6/25 at 100.00	AA-	$3,287,340
1,000	5.000%, 12/01/44	6/25 at 100.00	AA-	1,147,500
32,705	Total Health Care			37,967,591
	Housing/Multifamily – 8.7%
2,000	Howard County Housing Commission, Maryland, Revenue Bonds, Columbia Commons Apartments, Series 2014A, 5.000%, 6/01/44	6/24 at 100.00	A+	2,161,440
2,000	Howard County Housing Commission, Maryland, Revenue Bonds, Columbia Landing Project, Refunding Series 2021A, 1.600%, 6/01/29	6/26 at 100.00	A+	1,989,760
640	Howard County Housing Commission, Maryland, Revenue Bonds, Gateway Village Apartments, Series 2016, 4.000%, 6/01/46	6/26 at 100.00	A+	692,019
1,660	Howard County Housing Commission, Maryland, Revenue Bonds, The Verona at Oakland Mills Project, Series 2013, 5.000%, 10/01/28	10/23 at 100.00	A+	1,768,514
1,310	Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Green Series 2021A, 2.200%, 7/01/41	1/31 at 100.00	AA+	1,306,319
1,000	Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Green Series 2021B, 2.100%, 1/01/41	7/31 at 100.00	AA+	978,700
1,000	Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Green Series 2021C, 2.600%, 1/01/42	7/31 at 100.00	N/R	1,014,330
935	Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Series 2000A, 2.600%, 7/01/40	7/29 at 100.00	AA+	960,516
1,430	Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Series 2014D, 4.000%, 7/01/45	1/24 at 100.00	AA+	1,489,788
235	Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Series 2017C, 3.550%, 7/01/42	1/27 at 100.00	AA+	250,736
1,480	Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Series 2018A, 3.950%, 7/01/43	1/28 at 100.00	AA+	1,624,285
1,000	Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Series 2020E, 2.150%, 7/01/40	1/30 at 100.00	AA+	1,002,440
1,750	Maryland Community Development Administration, Department of Housing and Community Development, Multifamily Development Revenue Bonds, Marlborough Apartments, Series 2014I, 3.450%, 12/15/31	12/24 at 100.00	Aaa	1,852,637
575	Maryland Economic Development Corporation, Senior Student Housing Revenue Bonds, Towson University Project, Refunding Series 2017, 5.000%, 7/01/32	7/27 at 100.00	BB+	651,349
200	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Morgan State University Project, Series 2020, 4.000%, 7/01/40	7/30 at 100.00	BBB-	227,348
500	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Salisbury University Project, Refunding Series 2013, 5.000%, 6/01/34	6/23 at 100.00	Baa3	522,165
1,000	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard Pratt University Village, Series 2012, 5.000%, 7/01/27	7/22 at 100.00	BBB-	1,021,560

Nuveen Maryland Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland - Baltimore Project, Refunding Senior Lien Series 2015:
$ 255	5.000%, 7/01/31	7/25 at 100.00	BB+	$280,931
475	5.000%, 7/01/35	7/25 at 100.00	BB+	519,854
1,140	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland, Baltimore County Project, Refunding Series 2016, 3.600%, 7/01/35 – AGM Insured	12/21 at 100.00	AA	1,142,143
	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland, College Park Project, Refunding Series 2016:
1,145	5.000%, 6/01/31 – AGM Insured	6/26 at 100.00	AA	1,333,582
520	5.000%, 6/01/43 – AGM Insured	6/26 at 100.00	AA	604,110
1,250	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development Bonds, Series 2014A, 3.650%, 7/01/34	7/24 at 100.00	Aaa	1,301,188
750	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development Bonds, Series 2021B, 2.250%, 7/01/41	7/30 at 100.00	Aaa	753,045
1,000	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development Bonds, Series 2021C, 2.200%, 7/01/36 (WI/DD, Settling 12/07/21)	7/30 at 100.00	N/R	1,006,830
670	Montgomery County Housing Opportunities Commission, Maryland, Program Revenue Bonds, Series 2019C, 3.300%, 7/01/39 (AMT)	1/28 at 100.00	Aa2	704,927
25,920	Total Housing/Multifamily			27,160,516
	Housing/Single Family – 4.7%
1,190	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2011B, 3.250%, 3/01/36	3/26 at 100.00	Aa1	1,220,904
2,500	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2014C, 3.200%, 9/01/28	3/24 at 100.00	Aa1	2,597,925
1,000	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2015A, 3.800%, 9/01/35	9/25 at 100.00	Aa1	1,051,030
485	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2019A, 3.750%, 9/01/39	3/28 at 100.00	Aa1	514,726
	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2019B:
2,500	3.200%, 9/01/39	9/28 at 100.00	Aa1	2,689,400
970	3.350%, 9/01/42	9/28 at 100.00	Aa1	1,043,904
	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2019C:
550	5.000%, 9/01/28	No Opt. Call	Aa1	687,401
800	5.000%, 3/01/30	3/29 at 100.00	Aa1	1,001,136
725	3.000%, 3/01/42	3/29 at 100.00	Aa1	762,084
1,430	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2021A, 2.000%, 9/01/43	3/30 at 100.00	Aa1	1,348,290
500	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2021B, 2.100%, 9/01/41	3/30 at 100.00	Aa1	497,770

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Single Family (continued)
$ 1,000	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Taxable Series 2019D, 3.200%, 7/01/44	7/29 at 100.00	AA+	$ 1,066,910
13,650	Total Housing/Single Family			14,481,480
	Long-Term Care – 4.6%
1,000	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2016, 5.000%, 1/01/37	1/26 at 100.00	A	1,149,460
1,750	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2020, 4.000%, 1/01/45	1/27 at 103.00	A	2,006,375
2,000	Baltimore County, Maryland, Revenue Bonds, Riderwood Village Inc Facility, Series 2020, 4.000%, 1/01/45	1/27 at 103.00	A	2,304,780
1,200	Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury Methodist Obligated Group Project, Refunding Series 2018A, 5.000%, 1/01/33	1/24 at 104.00	BBB	1,330,104
1,250	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Refunding Series 2017, 5.000%, 4/01/44	4/27 at 100.00	N/R	1,311,850
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Charlestown Community Issue, Series 2016A:
700	5.000%, 1/01/36	7/26 at 100.00	A-	814,723
835	5.000%, 1/01/45	7/26 at 100.00	A-	961,135
	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, Series 2017A-1:
575	5.000%, 11/01/30	11/24 at 103.00	B-	629,815
950	5.000%, 11/01/32	11/24 at 103.00	B-	1,036,602
100	5.000%, 11/01/37	11/24 at 103.00	B-	108,583
	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Series 2017B:
500	5.000%, 11/01/42	11/24 at 103.00	B-	540,410
100	5.000%, 11/01/47	11/24 at 103.00	B-	107,760
1,500	Washington County County Commissioners, Maryland, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2019B, 5.000%, 1/01/30	1/29 at 100.00	BBB+	1,866,210
12,460	Total Long-Term Care			14,167,807
	Tax Obligation/General – 15.9%
2,000	Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series 2020, 5.000%, 3/01/30	No Opt. Call	AAA	2,637,920
2,040	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Capital Appreciation, Election 2006 Refunding Series 2009C, 0.000%, 8/01/32	No Opt. Call	AA	1,612,824
1,000	Howard County, Maryland, General Obligation Bonds, Consolidated Public Improvement Project, Series 2020A, 4.000%, 8/15/37	8/30 at 100.00	AAA	1,222,150
2,000	Maryland State, General Obligation Bonds, State and Local Facilities Loan of 2021, Second Series 2022C, 4.000%, 3/01/29 (WI/DD, Settling 3/01/22)	No Opt. Call	AAA	2,387,440
5,000	Maryland State, General Obligation Bonds, State and Local Facilities Loan, Bidding Group 2 First Series 2021A, 5.000%, 3/01/34	3/31 at 100.00	AAA	6,687,600
1,000	Maryland State, General Obligation Bonds, State and Local Facilities Loan, Bidding Group 2 Second Series 2018-2, 5.000%, 8/01/29	8/28 at 100.00	AAA	1,265,230

Nuveen Maryland Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 3,350	Maryland State, General Obligation Bonds, State and Local Facilities Loan, Bidding Group 2 Second Series 2021A, 5.000%, 8/01/32	8/31 at 100.00	AAA	$4,550,271
	Maryland State, General Obligation Bonds, State and Local Facilities Loan, First Series 2017A:
1,000	5.000%, 3/15/23	No Opt. Call	AAA	1,061,550
1,000	5.000%, 3/15/31	3/27 at 100.00	AAA	1,220,110
2,085	Maryland State, General Obligation Bonds, State and Local Facilities Loan, First Series 2019, 5.000%, 3/15/27	No Opt. Call	AAA	2,556,210
5,645	Murrieta Valley Unified School District, Riverside County, California, General Obligation Bonds, Election 2006 Series 2008, 0.000%, 9/01/32 – AGM Insured	No Opt. Call	AA	4,727,687
3,000	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2019A, 5.000%, 7/15/30	7/29 at 100.00	AAA	3,884,670
2,500	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2020A, 5.000%, 7/15/33	7/28 at 100.00	AAA	3,146,700
2,000	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, General Obligation Bonds, Consolidated Public Improvement, Refunding Series 2020, 5.000%, 6/01/28	No Opt. Call	AAA	2,532,740
	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, General Obligation Bonds, Consolidated Public Improvement, Second Series 2016:
2,575	5.000%, 6/01/27	6/26 at 100.00	AAA	3,073,031
1,300	5.000%, 6/01/35	6/26 at 100.00	AAA	1,550,003
2,500	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2018, 4.000%, 6/01/39	6/28 at 100.00	AAA	2,949,275
6,220	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, School Building Series 2015B, 0.000%, 8/15/49	8/25 at 37.14	Aaa	2,183,469
46,215	Total Tax Obligation/General			49,248,880
	Tax Obligation/Limited – 17.5%
1,800	Anne Arundel County, Maryland, General Obligation Bonds, Consolidated General Improvement, Series 2017, 5.000%, 10/01/27	10/26 at 100.00	AAA	2,167,560
2,000	Anne Arundel County, Maryland, General Obligation Bonds, Consolidated General Improvement, Series 2019, 5.000%, 10/01/44	10/29 at 100.00	AAA	2,550,020
1,000	Baltimore, Maryland, Special Obligation Bonds, Center/West Development Project, Series 2017A, 5.375%, 6/01/36	6/26 at 100.00	N/R	1,086,500
	Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research Park Project, Series 2017A:
460	4.500%, 9/01/33	9/27 at 100.00	N/R	510,770
120	5.000%, 9/01/38	9/27 at 100.00	N/R	135,756
755	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2016, 5.000%, 6/01/36	6/26 at 100.00	N/R	833,799
1,300	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2019A, 3.500%, 6/01/39, 144A	6/29 at 100.00	N/R	1,356,264
250	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2019B, 3.700%, 6/01/39, 144A	6/23 at 100.00	N/R	252,388

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Brunswick, Frederick County, Maryland, Special Obligation Bonds, Brunswick Crossing Special Taxing District, Refunding Series 2019:
$ 380	4.000%, 7/01/29	1/29 at 100.00	N/R	$437,247
334	5.000%, 7/01/36	1/29 at 100.00	N/R	394,738
106	Frederick County, Maryland, Special Obligation Bonds, Lake Linganore Village Community Development Series 2001A, 5.700%, 7/01/29 – RAAI Insured	12/21 at 100.00	AA	106,478
	Frederick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority, Refunding Series 2020A:
1,000	4.000%, 7/01/34	7/30 at 100.00	A-	1,190,570
1,250	4.000%, 7/01/35	7/30 at 100.00	A-	1,485,762
375	Frederick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority, Refunding Series 2020B, 4.000%, 7/01/40	7/30 at 100.00	N/R	423,364
55	Frederick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority, Refunding Series 2020C, 4.000%, 7/01/50	7/30 at 100.00	N/R	62,059
170	Frederick County, Maryland, Tax Increment and Special Tax B Limited Obligation Bonds, Oakdale-Lake Linganore Project, Series 2019, 3.750%, 7/01/39	7/29 at 100.00	N/R	180,600
100	Frederick County, Maryland, Tax Increment and Special Tax Limited Obligation Bonds, Jefferson Technology Park Project, Refunding Series 2020B, 4.625%, 7/01/43, 144A	7/30 at 102.00	N/R	118,961
280	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2021F, 4.000%, 1/01/42	1/31 at 100.00	Ba1	316,809
670	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	BB	672,707
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
1,000	5.000%, 12/01/23	No Opt. Call	BB	1,087,130
1,015	5.000%, 12/01/33	12/26 at 100.00	BB	1,181,389
500	5.000%, 12/01/46	12/26 at 100.00	BB	573,135
	Harford County, Maryland, Special Obligation Bonds, Beechtree Estates Project, Refunding Series 2021:
750	4.000%, 7/01/36	7/30 at 100.00	A	889,658
675	4.000%, 7/01/40	7/30 at 100.00	A	794,516
725	Howard County, Maryland, Special Obligation Bonds, Annapolis Junction Town Center Project, Series 2014, 5.800%, 2/15/34	2/24 at 100.00	N/R	762,055
	Howard County, Maryland, Special Obligation Bonds, Downtown Columbia Project, Series 2017A:
600	4.125%, 2/15/34, 144A	2/26 at 100.00	N/R	633,732
550	4.375%, 2/15/39, 144A	2/26 at 100.00	N/R	582,527
1,285	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2016, 5.000%, 7/01/34	7/25 at 100.00	N/R	1,350,175
1,000	Maryland Community Development Administration, Local Government Infrastructure Bonds, Subordinate Obligation Series 2019B-2, 4.000%, 6/01/49	6/29 at 100.00	Aa3	1,150,860
185	Maryland Economic Development Corporation, Special Obligation Bonds, Metro Centre Owings Mills Project, Series 2017, 4.500%, 7/01/44	1/27 at 100.00	N/R	205,344
2,000	Maryland Economic Development Corporation, Special Obligation Bonds, Port Covington Project, Series 2020, 4.000%, 9/01/50	9/30 at 100.00	N/R	2,264,560

Nuveen Maryland Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 2,000	Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn, Series 2021, 4.000%, 6/01/46	6/31 at 100.00	AA	$2,346,960
	Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2016:
1,000	5.000%, 5/01/32	5/26 at 100.00	AA	1,181,410
1,250	5.000%, 5/01/33	5/26 at 100.00	AA	1,477,650
2,000	Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2018A, 5.000%, 5/01/36	5/28 at 100.00	AA	2,456,380
25	Prince George's County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46, 144A	1/26 at 100.00	N/R	27,769
2,000	Prince George's County, Maryland, Certificates of Participation, University of Maryland Capital Region Medical Center, Series 2018, 5.000%, 10/01/38	10/28 at 100.00	AA+	2,513,820
3,172	Prince George's County, Maryland, Special Obligation Bonds, National Harbor Project, Series 2005, 5.200%, 7/01/34	12/21 at 100.00	N/R	3,199,438
364	Prince George's County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series 2005, 5.250%, 7/01/35	12/21 at 100.00	N/R	364,939
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
29	0.000%, 7/01/24	No Opt. Call	N/R	27,862
55	0.000%, 7/01/27	No Opt. Call	N/R	50,332
54	0.000%, 7/01/29	7/28 at 98.64	N/R	46,715
70	0.000%, 7/01/31	7/28 at 91.88	N/R	56,250
78	0.000%, 7/01/33	7/28 at 86.06	N/R	58,408
57	4.500%, 7/01/34	7/25 at 100.00	N/R	62,359
2,610	0.000%, 7/01/51	7/28 at 30.01	N/R	631,724
3,965	5.000%, 7/01/58	7/28 at 100.00	N/R	4,552,018
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2:
2,000	4.329%, 7/01/40	7/28 at 100.00	N/R	2,245,000
3	4.536%, 7/01/53	7/28 at 100.00	N/R	3,361
47	4.784%, 7/01/58	7/28 at 100.00	N/R	53,362
1,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Refunding Series 2007CC, 5.500%, 7/01/30 – AGM Insured	No Opt. Call	AA	1,123,750
1,000	Virgin Islands Public Finance Authority, Federal Highway Grant Anticipation Loan Note Revenue Bonds, Series 2015, 5.000%, 9/01/33, 144A	9/25 at 100.00	A	1,129,380
1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2006, 5.000%, 10/01/28 – FGIC Insured	12/21 at 100.00	Baa2	1,016,770
3,250	Washington Metropolitan Area Transit Authority, District of Columbia, Dedicated Revenue Bonds, Green Series 2021A, 4.000%, 7/15/46	7/31 at 100.00	AA	3,883,165
49,719	Total Tax Obligation/Limited			54,266,255

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation – 8.4%
	Guam Port Authority, Port Revenue Bonds, Private Activity Series 2018B:
$ 120	5.000%, 7/01/33 (AMT)	7/28 at 100.00	A	$141,552
425	5.000%, 7/01/34 (AMT)	7/28 at 100.00	A	500,582
	Maryland Department of Transportation, Special Transportation Project Revenue Bonds, Baltimore/Washington International Thurgood Marshall Airport, Series 2021B:
2,150	5.000%, 8/01/46 (AMT)	8/31 at 100.00	A1	2,723,555
1,000	4.000%, 8/01/51 (AMT)	8/31 at 100.00	A1	1,165,090
300	Maryland Economic Development Corporation Economic Development Revenue Bonds, Terminal Project, Series 2019A, 5.000%, 6/01/44 (AMT)	6/29 at 100.00	Baa3	360,627
1,940	Maryland Economic Development Corporation Economic Development Revenue Bonds, Transportation Facilities Project, Refunding Series 2017A, 5.000%, 6/01/35	6/28 at 100.00	Baa3	2,345,014
1,600	Maryland Economic Development Corporation, Air Cargo Obligated Group Revenue Bonds, AFCO Airport Real Estate Group, Series 2019, 4.000%, 7/01/39 (AMT)	7/29 at 100.00	BBB	1,847,888
	Maryland Economic Development Corporation, Parking Facilities Revenue Bonds Baltimore City Project, Subordinate Parking Facilities Revenue Bonds, Series 2018C:
500	4.000%, 6/01/38	6/28 at 100.00	BB-	489,345
305	4.000%, 6/01/58	6/28 at 100.00	BB-	275,269
1,275	Maryland Economic Development Corporation, Parking Facilities Revenue Bonds, Baltimore City Project, Senior Parking Facilities Revenue Bonds, Series 2018A, 5.000%, 6/01/58	6/28 at 100.00	BB	1,372,232
1,000	Maryland Transportation Authority, Passenger Facility Charge Revenue Bonds, Baltimore/Washington Internatonal Thurgood Marshall Airport Project, Series 2019, 5.000%, 6/01/32 (AMT)	6/29 at 100.00	A	1,250,520
2,500	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Series 2020, 5.000%, 7/01/36	7/30 at 100.00	Aa2	3,255,250
	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Series 2021A:
1,000	5.000%, 7/01/39	7/31 at 100.00	Aa2	1,326,560
2,000	5.000%, 7/01/46	7/31 at 100.00	Aa2	2,612,800
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016:
85	5.000%, 8/01/26 (AMT)	12/21 at 100.00	B	85,199
340	5.000%, 8/01/31 (AMT)	12/21 at 100.00	B	340,782
	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2017B:
1,500	5.000%, 7/01/30	7/27 at 100.00	AA	1,828,350
1,000	5.000%, 7/01/36	7/27 at 100.00	AA	1,212,800
1,390	5.000%, 7/01/37	7/27 at 100.00	AA	1,683,248
1,000	5.000%, 7/01/42	7/27 at 100.00	AA	1,202,640
21,430	Total Transportation			26,019,303
	U.S. Guaranteed – 9.4% (5)
645	Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series 1998A, 5.000%, 7/01/28 – FGIC Insured (ETM)	8/21 at 100.00	AA	745,620

Nuveen Maryland Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll Hospital Center, Series 2012A:
$ 1,000	4.000%, 7/01/30 (Pre-refunded 7/01/22)	7/22 at 100.00	A1	$1,022,170
475	5.000%, 7/01/37 (Pre-refunded 7/01/22)	7/22 at 100.00	A1	488,286
1,665	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial Hospital Issue, Series 2012A, 4.250%, 7/01/32 (Pre-refunded 7/01/22)	7/22 at 100.00	A-	1,702,845
1,200	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health, Series 1997, 5.000%, 7/01/27 – AMBAC Insured (ETM)	8/21 at 100.00	N/R	1,370,580
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2015:
1,000	4.000%, 7/01/35 (Pre-refunded 7/01/25)	7/25 at 100.00	A+	1,122,920
750	5.000%, 7/01/40 (Pre-refunded 7/01/25)	7/25 at 100.00	A+	868,755
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue, Refunding Series 2015:
1,340	5.000%, 7/01/33 (Pre-refunded 7/01/24)	7/24 at 100.00	A	1,499,071
1,065	5.000%, 7/01/34 (Pre-refunded 7/01/24)	7/24 at 100.00	A	1,191,426
1,250	5.000%, 7/01/45 (Pre-refunded 7/01/24)	7/24 at 100.00	A	1,398,388
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2013A:
2,250	4.000%, 7/01/43 (Pre-refunded 7/01/22)	7/22 at 100.00	A	2,300,558
5,700	5.000%, 7/01/43 (Pre-refunded 7/01/22)	7/22 at 100.00	A	5,861,139
240	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 1991B, 7.000%, 7/01/22 – FGIC Insured (ETM)	No Opt. Call	Baa2	249,266
3,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/26 (Pre-refunded 7/01/24)	7/24 at 100.00	N/R	3,371,220
	Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2016:
1,000	5.000%, 5/01/35 (Pre-refunded 5/01/26)	5/26 at 100.00	AA	1,194,210
3,250	5.000%, 5/01/41 (Pre-refunded 5/01/26)	5/26 at 100.00	AA	3,881,183
475	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and Auxiliary Facilities, Refunding Series 2012, 5.000%, 7/01/31 (Pre-refunded 7/01/22)	7/22 at 100.00	A+	488,286
780	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, School Building Series 2015B, 0.000%, 8/15/49 (Pre-refunded 8/15/25)	8/25 at 37.14	Aaa	283,405
27,085	Total U.S. Guaranteed			29,039,328
	Utilities – 5.3%
1,000	Baltimore, Maryland, Revenue Bonds, Storm Water Projects, Series 2019A, 5.000%, 7/01/49	7/29 at 100.00	Aa2	1,249,340
2,000	Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Series 2019A, 5.000%, 7/01/49	7/29 at 100.00	AA	2,498,680
1,000	Baltimore, Maryland, Revenue Bonds, Water Projects, Series 2020A, 5.000%, 7/01/50	7/30 at 100.00	Aa2	1,268,820
2,000	Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series 2017A, 5.000%, 7/01/41	1/27 at 100.00	Aa3	2,413,200

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$ 1,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 4.375%, 1/01/35 (Mandatory Put 7/01/22)	No Opt. Call	N/R	$1,015,490
415	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40	7/27 at 100.00	A-	480,500
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016:
500	5.000%, 7/01/27	7/26 at 100.00	A-	581,955
500	5.000%, 1/01/46	7/26 at 100.00	A-	563,545
	Guam Power Authority, Revenue Bonds, Refunding Series 2017A:
825	5.000%, 10/01/33	10/27 at 100.00	BBB	956,010
200	5.000%, 10/01/38	10/27 at 100.00	BBB	230,280
2,000	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	2,070,380
705	Maryland Economic Development Corporation, Pollution Control Revenue Bonds, Potomac Electric Power Company, Refunding Series 2019, 1.700%, 9/01/22	No Opt. Call	A-	711,817
1,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Forward Delivery Series 2022A, 5.000%, 7/01/37, 144A (WI/DD, Settling 6/15/22)	7/32 at 100.00	N/R	1,225,820
100	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.125%, 7/01/24	No Opt. Call	CCC	108,504
1,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A, 5.250%, 7/01/42	7/22 at 100.00	CCC	1,027,770
14,245	Total Utilities			16,402,111
$ 277,219	Total Municipal Bonds (cost $286,344,904)			305,142,958

Shares	Description (1)	Value
	COMMON STOCKS – 0.1%
	Airlines – 0.1%
14,180	American Airlines Group Inc, (6), (7)	$ 250,844
	Total Common Stocks (cost $425,978)	250,844
	Total Long-Term Investments (cost $286,770,882)	305,393,802
	Other Assets Less Liabilities – 1.5%	4,516,965
	Net Assets – 100%	$ 309,910,767

Nuveen Maryland Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(7)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen New Mexico Municipal Bond Fund
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 97.6%
	MUNICIPAL BONDS – 97.6%
	Consumer Staples – 1.1%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1:
$ 65	4.000%, 6/01/48	6/30 at 100.00	BBB+	$73,536
1,000	3.000%, 6/01/48	6/30 at 100.00	BBB+	1,031,090
1,065	Total Consumer Staples			1,104,626
	Education and Civic Organizations – 5.3%
2,235	Los Ranchos de Albuquerque, New Mexico, Educational Facilities Revenue Bonds, Albuquerque Acadamy Project, Refunding Series 2020, 4.000%, 9/01/40	9/30 at 100.00	A-	2,579,034
1,400	New Mexico Institute of Mining and Technology, Revenue Bonds, Series 2011, 5.000%, 7/01/31	12/21 at 100.00	A+	1,405,572
700	New Mexico Institute of Mining and Technology, Revenue Bonds, Series 2019, 4.000%, 12/01/40 – AGM Insured	12/29 at 100.00	AA	791,630
535	New Mexico State University, Revenue Bonds, Refunding & Improvement Series 2017A, 5.000%, 4/01/42	4/27 at 100.00	A+	640,539
4,870	Total Education and Civic Organizations			5,416,775
	Health Care – 10.9%
500	California Health Facilities Financing Authority, Revenue Bonds, City of Hope National Medical Center, Series 2019, 4.000%, 11/15/45	11/29 at 100.00	A+	582,015
500	Indiana Finance Authority, Hospital Revenue Bonds, Marion General Hospital Project, Series 2020A, 4.000%, 7/01/40	7/30 at 100.00	A	584,195
1,550	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2015A, 5.000%, 8/01/44	8/25 at 100.00	AA	1,776,579
	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2017A:
1,000	4.000%, 8/01/36	11/27 at 100.00	AA	1,137,790
1,010	5.000%, 8/01/46	11/27 at 100.00	AA	1,219,706
	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2019A:
1,250	5.000%, 8/01/39	8/29 at 100.00	AA	1,580,688
240	5.000%, 8/01/44	8/29 at 100.00	AA	300,686
	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, San Juan Regional Medical Center, Refunding & Improvement Series 2020:
1,800	4.000%, 6/01/34	6/30 at 100.00	BBB+	2,113,758
785	4.000%, 6/01/35	6/30 at 100.00	BBB+	920,271
750	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44	8/29 at 100.00	BBB+	862,088
9,385	Total Health Care			11,077,776

Nuveen New Mexico Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily – 1.0%
$ 1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series 2007A, 5.250%, 9/01/42 (AMT)	12/21 at 100.00	N/R	$ 1,003,930
	Housing/Single Family – 3.4%
305	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2012A, 4.125%, 9/01/42	3/22 at 100.00	AA+	306,379
380	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2018C, 3.875%, 7/01/43	1/28 at 100.00	Aaa	412,954
1,690	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2019C, 3.600%, 7/01/44	7/28 at 100.00	Aaa	1,821,786
750	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2021A, 2.300%, 7/01/46	7/30 at 100.00	Aaa	744,892
115	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2021C, 2.250%, 7/01/46	7/30 at 100.00	Aaa	115,298
3,240	Total Housing/Single Family			3,401,309
	Long-Term Care – 1.4%
1,365	Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo Retirement Residences Project, Series 2012, 5.000%, 5/15/42	5/22 at 100.00	BB+	1,379,373
	Tax Obligation/General – 6.8%
1,295	Albuquerque Municipal School District 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation Bonds, School Building Series 2014A, 4.000%, 8/01/28	8/23 at 100.00	AA	1,368,841
1,000	Albuquerque Municipal School District 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation Bonds, School Building Series 2018, 5.000%, 8/01/36	8/28 at 100.00	AA	1,238,150
600	Albuquerque Municipal School District 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation Bonds, Series 2021A, 4.000%, 8/01/35	8/29 at 100.00	AA	713,634
1,000	Hobbs Municipal School District 33, Lea County, New Mexico, General Obligation Bonds, School Series 2014A, 5.000%, 9/15/28	9/24 at 100.00	Aa3	1,121,360
515	Silver City Consolidated School District 1, Grant County, New Mexico, General Obligation Bonds, School Building Series 2017, 4.000%, 8/01/37	8/25 at 100.00	Aa3	561,056
675	Silver Consolidated School District 1, Grant County, New Mexico, General Obligation Bonds, School Building Series 2019, 4.000%, 8/01/37	8/28 at 100.00	Aa3	770,459
1,000	Taos Municipal School District, Taos County, New Mexico, General Obligation Bonds, Refunding Series 2014, 5.000%, 9/01/27	9/24 at 100.00	Aa3	1,120,360
6,085	Total Tax Obligation/General			6,893,860
	Tax Obligation/Limited – 37.2%
	Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds, Improvement Series 2015A:
250	4.000%, 7/01/35	7/25 at 100.00	AAA	275,740
1,195	5.000%, 7/01/37	7/25 at 100.00	AAA	1,368,526
500	Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds, Improvement Series 2016C, 4.000%, 7/01/34	7/26 at 100.00	AAA	562,685
	Artesia, New Mexico, Gross Receipts Tax Revenue Bonds, Refunding Series 2019:
1,130	4.000%, 6/01/28	6/26 at 100.00	AA-	1,286,697
570	4.000%, 6/01/29	6/26 at 100.00	AA-	646,072

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 1,450	Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series 1996B, 5.700%, 4/01/27 – NPFG Insured	No Opt. Call	AAA	$1,669,617
1,240	Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series 2017A, 4.000%, 6/15/34	6/27 at 100.00	AAA	1,413,885
445	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43	10/23 at 100.00	N/R	463,374
200	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2015, 5.750%, 10/01/44	10/25 at 100.00	N/R	209,192
1,000	Clayton, New Mexico, Jail Project Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 11/01/29	11/25 at 100.00	BBB+	1,130,550
600	Colfax County, New Mexico, Gross Receipts Tax Revenue Bonds, Improvement Series 2015, 4.000%, 8/01/35 – BAM Insured	8/24 at 100.00	AA	642,492
1,000	Curry County, New Mexico, Gross Receipts Tax Improvement Revenue Bonds, Series 2014, 5.000%, 12/01/36 – BAM Insured	12/24 at 100.00	AA	1,124,830
500	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/39	11/25 at 100.00	BB	564,370
500	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	BB	502,020
780	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A, 5.000%, 12/01/46	12/26 at 100.00	BB	894,091
985	Las Cruces, New Mexico, State Shared Gross Receipts Tax Revenue Bonds, Refunding Series 2020, 4.000%, 6/01/38	6/30 at 100.00	Aa3	1,162,093
125	Los Lunas, Valencia County, New Mexico, Gross Receipts Tax Revenue Bonds, Improvment Series 2016, 3.000%, 4/01/41	4/26 at 100.00	AA	130,700
500	Lower Petroglyphs Public Improvements District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Refunding Series 2018, 5.000%, 10/01/38	10/27 at 100.00	N/R	543,270
810	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 7.000%, 10/01/33	10/23 at 100.00	N/R	837,491
1,000	Montecito Estates Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Refunding Series 2016, 4.000%, 10/01/37	10/26 at 100.00	AA	1,137,430
2,250	New Mexico Finance Authority, State Transportation Revenue Bonds, State Transportation Commission - Subordinate Lien Series 2021A, 5.000%, 6/15/30	No Opt. Call	AA	2,959,110
2,320	New Mexico Finance Authority, State Transportation Revenue Bonds, State Transportation Commission Series 2014A, 5.000%, 6/15/32	6/24 at 100.00	AA	2,575,919
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
1,100	4.550%, 7/01/40	7/28 at 100.00	N/R	1,249,523
725	4.750%, 7/01/53	7/28 at 100.00	N/R	821,650
770	Roswell, New Mexico, Gross Receipts Tax Improvement Revenue Bonds, Series 2017, 4.000%, 8/01/34	8/27 at 100.00	AA	880,203
970	Saltillo Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Refunding Series 2018, 4.000%, 10/01/37 – BAM Insured	10/28 at 100.00	AA	1,130,787
1,015	San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds, Improvement Series 2015B, 5.000%, 6/15/33	6/24 at 100.00	A+	1,117,231
2,895	Santa Fe County, New Mexico, Correctional System Gross Receipts Tax Revenue Bonds, Series 1997, 6.000%, 2/01/27 – AGM Insured	No Opt. Call	AA	3,288,836

Nuveen New Mexico Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Santa Fe, New Mexico, Gross Receipts Tax Revenue Bonds, Improvement Senior Lien Series 2018A:
$ 500	5.000%, 6/01/36	6/28 at 100.00	AA+	$616,225
400	5.000%, 6/01/37	6/28 at 100.00	AA+	492,128
555	Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008, 7.750%, 10/01/38	12/21 at 100.00	N/R	555,022
1,000	Ventana West Public Improvement District, New Mexico, Special Levy Revenue Bonds, Refunding Series 2015, 4.000%, 8/01/33 – BAM Insured	8/25 at 100.00	AA	1,115,750
2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	2,060,220
500	Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2014, 6.750%, 10/01/33	10/24 at 100.00	N/R	521,305
535	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Refunding Series2021B. Exchange Purchase, 4.000%, 7/01/58	7/31 at 100.00	Baa1	607,717
760	Winrock Town Center Tax Increment Development District 1, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A	11/23 at 103.00	N/R	782,245
500	Winrock Town Center Tax Increment Development District, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series 2015, 6.000%, 5/01/40, 144A	12/21 at 102.00	N/R	508,560
33,575	Total Tax Obligation/Limited			37,847,556
	Transportation – 0.6%
500	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2019A, 5.000%, 7/01/49	7/29 at 100.00	A1	617,810
	U.S. Guaranteed – 3.4% (4)
600	Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds, Improvement Series 2013, 5.000%, 7/01/28 (Pre-refunded 7/01/23)	7/23 at 100.00	AAA	645,090
900	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31 (Pre-refunded 1/01/22)	1/22 at 100.00	BB	903,456
805	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2012A, 5.000%, 8/01/42 (Pre-refunded 8/01/22)	8/22 at 100.00	AA	830,857
1,000	University of New Mexico, Revenue Bonds, Refunding Subordinate Lien System Series 2014C, 5.000%, 6/01/35 (Pre-refunded 6/01/24)	6/24 at 100.00	AA-	1,116,410
3,305	Total U.S. Guaranteed			3,495,813
	Utilities – 26.5%
	Albuquerque Benralillo County Water Utility Authority, New Mexico, Joint Water and Sewer System Revenue Bonds, Refunding & Improvement Senior Lien Series 2015:
1,000	5.000%, 7/01/32	7/25 at 100.00	AAA	1,152,870
1,000	4.000%, 7/01/33	7/25 at 100.00	AAA	1,110,040
1,000	Albuquerque Benralillo County Water Utility Authority, New Mexico, Joint Water and Sewer System Revenue Bonds, Refunding & Improvement Senior Lien Series 2017, 5.000%, 7/01/32	7/27 at 100.00	AAA	1,218,860
1,970	Albuquerque, New Mexico, Refuse Removal and Disposal Revenue Bonds, Series 2020, 4.000%, 7/01/43	7/30 at 100.00	AA	2,356,967

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$ 1,500	Farmington, New Mexico, Pollution Control Revenue Bonds, Southern California Edison Company - Four Corners Project, Refunding Series 2005A, 1.800%, 4/01/29	No Opt. Call	N/R	$1,526,445
750	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/37	7/27 at 100.00	A-	870,705
1,015	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 7/01/36	7/26 at 100.00	A-	1,153,233
1,125	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%, 6/15/31	6/25 at 100.00	AAA	1,296,799
1,000	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Senior Lien Series 2016F, 5.000%, 6/01/41	6/26 at 100.00	AAA	1,163,470
250	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Senior Lien Series 2017E, 5.000%, 6/01/38	6/27 at 100.00	AAA	300,143
450	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Senior Lien Series 2018D, 5.000%, 6/01/37	6/28 at 100.00	AAA	555,223
845	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Senior Lien Series 2019D, 5.000%, 6/01/40	6/29 at 100.00	AAA	1,063,052
	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Senior Lien Series 2020B:
1,250	3.000%, 6/01/39	6/30 at 100.00	AAA	1,363,175
1,250	3.000%, 6/01/40	6/30 at 100.00	AAA	1,360,812
	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Subordinate Lien Series 2019A:
915	5.000%, 6/15/35	6/28 at 100.00	AAA	1,137,217
265	5.000%, 6/15/36	6/28 at 100.00	AAA	328,831
1,040	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Subordinate Lien Series 2019C-1, 5.000%, 6/15/39	6/29 at 100.00	AAA	1,315,891
1,750	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Subordinate Lien Series 2020C-1, 4.000%, 6/15/45	6/30 at 100.00	AAA	2,065,665
1,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding & Aquisition Sub-Series 2019A, 5.000%, 11/01/39 (Mandatory Put 5/01/25)	2/25 at 100.73	Aa2	1,144,410
710	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A	No Opt. Call	N/R	887,557
500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A, 5.250%, 7/01/42	7/22 at 100.00	CCC	513,885
705	Roswell, New Mexico, Joint Water and Sewerage Revenue Bonds, Improvement Series 2017, 5.000%, 6/01/37 – BAM Insured	6/26 at 100.00	AA	827,332
500	Santa Fe, New Mexico, Net Wastewater Utility System Environmental Services Gross Receipts Tax Improvement Revenue Bonds, Climate Certified Green Series 2019, 4.000%, 6/01/37	6/28 at 100.00	AA+	580,715
1,500	Santa Fe, New Mexico, Water Utility System Revenue Bonds, Refunding Series 2016, 4.000%, 6/01/39	6/26 at 100.00	AAA	1,661,070
23,290	Total Utilities			26,954,367
$ 87,680	Total Long-Term Investments (cost $93,377,930)			99,193,195
	Other Assets Less Liabilities – 2.4%			2,437,859
	Net Assets – 100%			$ 101,631,054

Nuveen New Mexico Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
See accompanying notes to financial statements.

Nuveen Pennsylvania Municipal Bond Fund
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.6%
	MUNICIPAL BONDS – 95.9%
	Consumer Staples – 0.3%
$ 1,345	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Procter & Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (AMT)	No Opt. Call	AA-	$ 1,790,181
	Education and Civic Organizations – 13.6%
2,480	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie Mellon University, Series 2020A, 5.000%, 2/01/30	No Opt. Call	AA	3,226,306
1,405	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2016, 5.000%, 10/15/34	10/26 at 100.00	Baa3	1,594,717
515	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2017, 5.000%, 10/15/37	10/27 at 100.00	Baa3	593,671
295	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Alvernia University Project, Series 2020, 5.000%, 10/01/39	10/29 at 100.00	BB+	335,229
2,580	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, George School Project, Series 2019, 3.000%, 9/15/49	9/29 at 100.00	AA-	2,779,253
1,205	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, School Lane Charter School Project, Series 2016, 5.125%, 3/15/36	3/27 at 100.00	BBB-	1,395,438
305	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School Revenue Bonds, Series 2017A, 5.000%, 12/15/47	12/27 at 100.00	BBB-	350,021
785	Crawford County Industrial Development Authority, Pennsylvania, College Revenue Bonds, Allegheny College, Series 2016, 3.000%, 5/01/34	5/26 at 100.00	A-	820,435
330	Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University, Series 2014, 5.000%, 5/01/37	5/24 at 100.00	Baa3	351,199
780	Delaware County Authority, Pennsylvania, General Revenue Bonds, Eastern Univsersity, Series 2006, 4.500%, 10/01/27 – RAAI Insured	12/21 at 100.00	AA	781,014
3,500	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2015, 5.000%, 8/01/45	8/25 at 100.00	AA-	4,002,530
1,430	Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds, Gannon University, Series 2016, 4.000%, 5/01/46	11/26 at 100.00	BBB+	1,553,652
	Huntingdon County General Authority, Pennsylvania, Revenue Bonds, Juniata College, Series 2016OO2:
290	3.125%, 5/01/34	5/26 at 100.00	BBB	298,900
210	3.250%, 5/01/36	5/26 at 100.00	BBB	217,054
355	3.500%, 5/01/41	5/26 at 100.00	BBB	368,419
	Lackawanna County Industrial Development Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2017:
100	3.375%, 11/01/33	11/27 at 100.00	A-	109,362
1,095	4.000%, 11/01/40	11/27 at 100.00	A-	1,231,065

Nuveen Pennsylvania Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Lancaster Higher Education Authority, Pennsylvania, College Revenue Bonds, Harrisburg Area Community College Project, Series 2021:
$ 1,000	5.000%, 10/01/27 – BAM Insured	No Opt. Call	AA	$1,228,920
1,000	5.000%, 10/01/28 – BAM Insured	No Opt. Call	AA	1,258,880
1,800	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Series 2016, 3.000%, 10/01/37	10/26 at 100.00	A	1,887,318
1,270	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A, 5.000%, 9/01/48	9/28 at 100.00	A	1,530,401
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019:
3,750	4.000%, 9/01/44	9/29 at 100.00	A	4,284,150
580	4.000%, 9/01/49	9/29 at 100.00	A	658,538
1,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Germantown Academy Project, Series 2021A, 4.000%, 10/01/41	10/26 at 100.00	BBB+	1,099,490
2,075	Northampton County General Purpose Authority, Pennsylvania, Revenue Bonds, Lafayette College, Refunding Series 2018, 4.000%, 11/01/38	11/28 at 100.00	Aa3	2,425,302
4,520	Pennsylvania Higher Education Assistance Agency, Education Loan Revenue Bonds, Senior Series 2020A, 2.450%, 6/01/41 (AMT)	6/29 at 100.00	A1	4,567,596
1,680	Pennsylvania Higher Education Assistance Agency, Education Loan Revenue Bonds, Senior Series 2021A, 2.625%, 6/01/42 (AMT)	6/30 at 100.00	A1	1,693,994
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing Program-Mount Aloysius College, Series 2016-004:
630	2.625%, 11/01/31	5/26 at 100.00	BBB+	633,975
690	3.000%, 11/01/42	5/26 at 100.00	BBB+	682,438
1,150	5.000%, 11/01/46	5/26 at 100.00	BBB+	1,280,790
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Bryn Mawr College, Refunding Series 2014:
815	5.000%, 12/01/38	12/24 at 100.00	AA+	912,604
670	5.000%, 12/01/44	12/24 at 100.00	AA+	749,395
1,015	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Bryn Mawr College, Series 2019, 4.000%, 12/01/48	6/29 at 100.00	AA+	1,169,189
1,510	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Refunding Series 2016, 4.000%, 5/01/36	5/26 at 100.00	A-	1,699,384
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, LaSalle University, Series 2012:
300	4.000%, 5/01/32	11/22 at 100.00	BB+	303,573
1,060	5.000%, 5/01/42	11/22 at 100.00	BB+	1,079,960
2,400	Pennsylvania HIgher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Refunding Series 2015A, 5.250%, 9/01/50	3/25 at 100.00	A	2,717,640
220	Pennsylvania HIgher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2012, 5.000%, 3/01/42	9/22 at 100.00	A	226,897
1,260	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania, Series 2018A, 3.375%, 2/15/35	2/28 at 100.00	AA+	1,404,270

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Sciences in Philadelphia, Series 2012:
$ 185	4.000%, 11/01/39	11/22 at 100.00	Baa1	$188,611
1,200	5.000%, 11/01/42	11/22 at 100.00	Baa1	1,238,832
1,380	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Sciences in Philadelphia, Series 2015A, 5.000%, 11/01/36	11/25 at 100.00	Baa1	1,556,047
2,350	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University, Series 2021A, 4.000%, 7/15/51	7/31 at 100.00	A-	2,685,745
275	Philadelphia Authority for Industrial Development, Pennsylvania, Charter School Revenue Bonds, Philadelphia Performing Arts: A String Theory Charter School, Series 2020, 5.000%, 6/15/50, 144A	6/28 at 100.00	BB+	318,040
1,475	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, La Salle University, Series 2017, 5.000%, 5/01/37	11/27 at 100.00	BB+	1,624,491
2,645	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Saint Joseph's University Project, Refunding Series 2020A, 4.000%, 11/01/45	11/29 at 100.00	A-	3,043,152
2,345	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Temple University, First Series 2015, 5.000%, 4/01/45	4/25 at 100.00	Aa3	2,654,024
910	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, University of the Arts, Series 2017, 5.000%, 3/15/45, 144A	3/28 at 100.00	BB	994,412
835	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2016, 5.000%, 11/01/37	5/26 at 100.00	A-	974,812
1,895	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016, 5.000%, 6/01/46	6/26 at 100.00	BB+	2,037,637
5,010	University of Pittsburgh of the Commonwealth System of Higher Education, Pennsylvania, Pitt Asset Notes, Series 2021, 4.000%, 4/15/26	2/26 at 100.00	AA+	5,705,438
2,090	Washington County Industrial Development Authority, Pennsylvania, College Revenue Bonds, AICUP Financing Program-Washington and Jefferson College Project, Series 2017-PP5, 3.375%, 11/01/36	11/27 at 100.00	BBB+	2,189,651
	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2015A:
665	5.000%, 11/01/32	11/25 at 100.00	A-	767,636
260	5.000%, 11/01/33	11/25 at 100.00	A-	300,100
260	4.000%, 11/01/35	11/25 at 100.00	A-	285,022
71,835	Total Education and Civic Organizations			80,066,619
	Health Care – 17.5%
10,725	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A, 4.000%, 4/01/44	4/28 at 100.00	A	11,970,387
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center, Series 2019A:
1,000	4.000%, 7/15/36	7/29 at 100.00	A	1,174,450
1,205	4.000%, 7/15/39	7/29 at 100.00	A	1,407,524

Nuveen Pennsylvania Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Tower Health Project, Series 2017:
$ 2,335	3.750%, 11/01/42	11/27 at 100.00	BB-	$2,360,732
3,500	5.000%, 11/01/47	11/27 at 100.00	BB-	3,890,355
1,410	4.000%, 11/01/47	11/27 at 100.00	BB-	1,474,056
775	5.000%, 11/01/50	11/27 at 100.00	BB-	859,289
1,025	Bucks County Industrial Development Authority, Pennsylvania, Hospital Revenue Bonds, Saint Luke's University Health Network Project, Series 2019, 4.000%, 8/15/50	8/28 at 100.00	A-	1,160,536
5,720	Bucks County Industrial Development Authority, Pennsylvania, Hospital Revenue Bonds, Saint Luke's University Health Network Project, Series 2021, 3.000%, 8/15/53	8/30 at 100.00	A-	5,913,736
2,125	Butler County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Butler Health System Project, Series 2015A, 5.000%, 7/01/39	7/25 at 100.00	A	2,384,569
2,000	Central Bradford Progress Authority, Pennsylvania, Revenue Bonds, Guthrie Health, Series 2021B, 4.000%, 12/01/51	12/31 at 100.00	A+	2,330,660
	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical Center Project, Series 2016A:
295	5.000%, 11/15/41	11/25 at 100.00	AA-	340,634
680	5.000%, 11/15/46	11/25 at 100.00	AA-	782,333
	Chester County Health and Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Main Line Health System, Series 2017A:
1,000	4.000%, 10/01/36	10/27 at 100.00	AA	1,150,980
1,365	4.000%, 10/01/37	10/27 at 100.00	AA	1,568,576
6,115	Chester County Health and Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Main Line Health System, Series 2020A, 4.000%, 9/01/50	9/30 at 100.00	AA	7,123,792
2,000	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Penn State Health, Series 2019, 4.000%, 11/01/44	11/29 at 100.00	A+	2,298,460
	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health System Project, Refunding Series 2016A:
575	3.000%, 6/01/33	6/26 at 100.00	A	611,990
585	5.000%, 6/01/35	6/26 at 100.00	A	690,376
730	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health System Project, Series 2012A, 5.000%, 6/01/42	6/22 at 100.00	A	746,374
500	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A, 5.000%, 7/01/28	7/23 at 100.00	BBB-	528,880
1,025	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2019A, 5.000%, 7/01/49	7/29 at 100.00	BBB-	1,198,092
4,000	Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn Highlands Healthcare, Series 2018, 5.000%, 7/15/48	1/28 at 100.00	A-	4,735,160
1,485	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2014A, 5.000%, 6/01/41	6/24 at 100.00	AA-	1,646,464
1,115	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2017A-1, 5.000%, 2/15/45	2/27 at 100.00	AA-	1,333,105
255	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional Medical Center, Series 2014A, 6.000%, 6/01/39	6/23 at 100.00	Ba3	267,903

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 1,000	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Penn State Health, Series 2021, 5.000%, 11/01/46	11/29 at 100.00	A+	$1,236,150
2,750	Lancaster County Hospital Authority, Revenue Bonds, University of Pennsylvania Health System, Refunding Series 2016B, 5.000%, 8/15/46	8/26 at 100.00	AA	3,237,905
2,045	Lancaster County Hospital Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2016A, 5.000%, 8/15/42	8/26 at 100.00	AA	2,420,728
4,065	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Refunding Series 2016A, 4.000%, 7/01/35	7/26 at 100.00	A+	4,540,930
3,040	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2019A, 4.000%, 7/01/49	7/29 at 100.00	A+	3,468,670
	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Refunding Series 2016:
365	3.000%, 11/01/36	5/26 at 100.00	A-	380,936
3,670	4.000%, 11/01/46	5/26 at 100.00	A-	4,005,108
2,000	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2021A, 4.000%, 11/01/41	11/31 at 100.00	A-	2,366,420
1,050	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2016, 5.000%, 7/01/41	7/26 at 100.00	A+	1,218,766
2,730	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45	1/25 at 100.00	Ba1	3,088,231
	Philadelphia Authority for Industrial Development, Pennsylvania, Hospital Revenue Bonds, The Children's Hospital of Philadelphia, Series 2021A:
2,500	5.000%, 7/01/29	No Opt. Call	AA	3,215,175
3,000	5.000%, 7/01/32	No Opt. Call	AA	4,093,080
2,035	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42	7/22 at 100.00	BBB-	2,094,381
555	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017, 5.000%, 7/01/30	7/27 at 100.00	BBB-	659,534
2,000	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2016B, 5.000%, 7/01/45	1/27 at 100.00	A+	2,348,780
3,125	Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan Health Obligated Group, Series 2019A, 5.000%, 6/01/49	6/29 at 100.00	Aa3	3,856,219
700	Westmoreland County Industrial Development Authority, Pennsylvania, Revenue Bonds, Excela Health Project, Series 2020A, 4.000%, 7/01/37	1/31 at 100.00	Baa1	830,879
90,175	Total Health Care			103,011,305
	Housing/Multifamily – 0.2%
650	Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Clarion University Foundation Inc. Student Housing Project at Clarion University, Series 2014A, 5.000%, 7/01/45	7/24 at 100.00	A1	720,837
100	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University Properties Inc. Student Housing Project at East Stroudsburg University of Pennsylvania, Series 2016A, 5.000%, 7/01/35	7/26 at 100.00	Baa3	111,212

Nuveen Pennsylvania Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
$ 201	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown - Morrisville Project, Series 2005A, 5.625%, 7/01/35	12/21 at 100.00	Baa3	$ 205,571
951	Total Housing/Multifamily			1,037,620
	Housing/Single Family – 10.4%
670	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2015-117B, 3.900%, 10/01/35	10/24 at 100.00	AA+	695,788
1,185	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-119, 3.500%, 10/01/36	4/25 at 100.00	AA+	1,216,770
3,935	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-120, 3.200%, 4/01/40	10/25 at 100.00	AA+	4,037,467
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-121:
1,475	3.100%, 10/01/36	10/25 at 100.00	AA+	1,539,384
5,915	3.200%, 10/01/41	10/25 at 100.00	AA+	6,153,670
1,105	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-123B, 3.450%, 10/01/32	10/26 at 100.00	AA+	1,182,659
2,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-124B, 3.500%, 10/01/37	10/26 at 100.00	AA+	2,100,420
475	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-125B, 3.700%, 10/01/47	4/27 at 100.00	AA+	490,452
1,850	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2018-126A, 3.700%, 10/01/33	4/27 at 100.00	AA+	1,999,258
6,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-129, 3.350%, 10/01/45	10/28 at 100.00	AA+	6,338,040
4,025	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-130A, 3.000%, 10/01/46	10/28 at 100.00	AA+	4,166,801
6,605	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2020-133, 2.500%, 10/01/45	10/29 at 100.00	AA+	6,666,427
1,250	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2021-136, 2.550%, 10/01/51	10/30 at 100.00	AA+	1,254,600
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2020-134A:
5,000	1.850%, 4/01/36	10/29 at 100.00	AA+	4,930,100
3,145	2.050%, 4/01/41	10/29 at 100.00	AA+	3,096,567
2,430	2.100%, 10/01/43	10/29 at 100.00	AA+	2,364,682
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2021-135A:
3,040	2.250%, 10/01/41	10/30 at 100.00	AA+	3,052,646
3,935	2.375%, 10/01/46	10/30 at 100.00	AA+	3,926,461
4,425	2.500%, 10/01/50	10/30 at 100.00	AA+	4,428,407
1,250	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2021-137, 2.600%, 4/01/46 (WI/DD, Settling 12/20/21)	4/31 at 100.00	AA+	1,258,563
59,715	Total Housing/Single Family			60,899,162

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Industrials – 1.0%
$ 250	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1, 10.000%, 12/01/40, 144A	6/30 at 100.00	N/R	$270,170
250	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-2, 10.000%, 12/01/40 (AMT), 144A	6/30 at 100.00	N/R	270,170
2,525	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (AMT)	11/24 at 100.00	N/R	2,670,819
	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, Amtrak Project, Series 2012A:
955	5.000%, 11/01/27 (AMT)	11/22 at 100.00	A1	992,503
410	5.000%, 11/01/41 (AMT)	11/22 at 100.00	A1	424,719
1,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Series 2011, 2.150%, 7/01/41 (AMT) (Mandatory Put 7/01/24)	No Opt. Call	A-	1,037,790
5,390	Total Industrials			5,666,171
	Long-Term Care – 7.0%
1,510	Berks County Industrial Development Authority, Pennsylvania, Healthcare Facilities Revenue Bonds, Highlands at Wyomissing, Series 2017A, 5.000%, 5/15/42	5/27 at 100.00	BBB	1,726,111
1,600	Berks County Industrial Development Authority, Pennsylvania, Healthcare Facilities Revenue Bonds, The Highlands at Wyomissing, Series 2018, 5.000%, 5/15/48	5/25 at 102.00	BBB	1,772,720
90	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2015A, 5.000%, 12/01/35	12/25 at 100.00	N/R	96,347
860	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2019, 5.000%, 12/01/51	12/25 at 103.00	N/R	928,163
3,440	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2021A, 4.000%, 12/01/44	12/28 at 103.00	N/R	3,595,832
3,490	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Asbury Pennsylvania Obligated Group, Refunding Series 2019, 5.000%, 1/01/45	1/25 at 104.00	N/R	3,820,084
	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2015:
1,635	4.000%, 1/01/33	1/25 at 100.00	BBB+	1,751,445
2,035	5.000%, 1/01/38	1/25 at 100.00	BBB+	2,258,504
	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2016:
355	5.000%, 1/01/28	1/26 at 100.00	BBB+	408,559
1,000	5.000%, 1/01/29	1/26 at 100.00	BBB+	1,144,850
910	5.000%, 1/01/30	1/26 at 100.00	BBB+	1,037,919
135	3.250%, 1/01/36	1/26 at 100.00	BBB+	142,611
1,430	3.250%, 1/01/39	1/26 at 100.00	BBB+	1,505,432
	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2019A:
285	4.125%, 1/01/38	1/29 at 100.00	BBB+	329,477
745	5.000%, 1/01/39	1/29 at 100.00	BBB+	902,806

Nuveen Pennsylvania Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$ 1,135	East Hempfield Township Industrial Development Authority, Pennsylvania, Revenue Bonds, Willow Valley Communities Project, Refunding Series 2016, 5.000%, 12/01/39	12/25 at 100.00	A	$1,280,371
340	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Villages Project, Series 2015, 5.000%, 11/01/35	5/25 at 100.00	A	378,723
	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne's Retirement Community, Inc., Series 2020:
610	5.000%, 3/01/45	3/27 at 102.00	BB+	687,824
245	5.000%, 3/01/50	3/27 at 102.00	BB+	275,613
	Lancaster Industrial Development Authority, Pennsylvania, Health Center Revenue Bonds, Landis Homes Retirement Community Project, Refunding Series 2021:
875	4.000%, 7/01/51	7/26 at 103.00	BBB-	944,125
1,400	4.000%, 7/01/56	7/26 at 103.00	BBB-	1,507,436
2,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, ACTS Retirement-Life Communities, Inc. Obligated Group, Series 2016, 5.000%, 11/15/36	11/26 at 100.00	A-	2,347,520
2,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Meadowood Senior Living Project, Series 2018A, 5.000%, 12/01/48	12/25 at 102.00	BBB	2,248,980
1,100	Northampton County Industrial Development Authority, Pennsylvania, Revenue Bonds, Morningstar Senior Living, Inc., Series 2019, 5.000%, 11/01/49	11/26 at 103.00	BB+	1,240,767
2,300	Pennsylvania Economic Development Finance Authority Revenue Bonds Presbyterian Senior Living Project, Series 2021, 4.000%, 7/01/46	7/26 at 103.00	BBB+	2,560,084
	Westmoreland County Industrial Development Authority, Pennsylvania, Retirement Community Revenue Bonds, Redstone Presbyterian SeniorCare Obligated Group, Refunding Bonds, Series 2021:
2,655	4.000%, 5/15/41	5/28 at 103.00	N/R	2,883,463
3,345	4.000%, 5/15/47	5/28 at 103.00	N/R	3,572,995
37,525	Total Long-Term Care			41,348,761
	Tax Obligation/General – 18.5%
	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2014C-74:
950	5.000%, 12/01/32	12/24 at 100.00	AA-	1,075,543
415	5.000%, 12/01/34	12/24 at 100.00	AA-	469,581
4,965	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2018C-77, 5.000%, 11/01/43	11/28 at 100.00	AA-	6,143,840
	Allentown City School District, Lehigh County, Pennsylvania, General Obligation Bonds, Limited Tax Series 2019C:
1,000	4.000%, 2/01/35 – BAM Insured	8/29 at 100.00	AA	1,178,140
1,030	4.000%, 2/01/36 – BAM Insured	8/29 at 100.00	AA	1,210,672
1,000	Avon Grove School District, Chester County, Pennsylvania, General Obligation Bonds, Series 2021A, 4.000%, 11/15/38	5/29 at 100.00	AA	1,186,740

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Refunding Series 2016:
$ 1,185	5.000%, 8/01/28	8/26 at 100.00	Aa2	$1,423,256
1,050	4.000%, 8/01/31	8/26 at 100.00	Aa2	1,200,297
1,145	4.000%, 8/01/32	8/26 at 100.00	Aa2	1,308,174
1,180	4.000%, 8/01/33	8/26 at 100.00	Aa2	1,347,359
705	Boyertown Area School District, Berks and Montgomery Counties, Pennsylvania, General Obligation Bonds, Series 2015, 5.000%, 10/01/38	4/24 at 100.00	AA-	773,871
1,000	Cambria County, Pennsylvania, General Obligation Bonds, Notes Series 2020B, 4.000%, 8/01/33 – AGM Insured	8/27 at 100.00	AA	1,140,000
1,675	Canon-McMillan School District, Washington County, Pennsylvania, General Obligation Bonds, Series 2014D, 5.000%, 12/15/38 – BAM Insured	12/24 at 100.00	AA	1,873,605
2,655	Chambersburg Area School District, Franklin County, Pennsylvania, General Obligation Bonds, Series 2019, 4.000%, 3/01/29	3/27 at 100.00	Aa3	3,075,074
2,030	Cheltenham Township School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2016B, 5.000%, 2/15/37	8/24 at 100.00	AA-	2,262,496
3,125	Chichester School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 1999, 0.000%, 3/01/26 – FGIC Insured	No Opt. Call	Aa3	3,007,750
	Coatesville Area School District, Chester County, Pennsylvania, General Obligation Bonds, Series 2020A:
4,000	0.000%, 10/01/35 – BAM Insured	10/30 at 81.91	AA	2,628,960
1,950	0.000%, 10/01/37 – BAM Insured	10/30 at 75.27	AA	1,167,095
4,000	Colonial School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2020, 5.000%, 2/15/44	2/27 at 100.00	Aaa	4,792,200
805	Connellsville Area School District, Fayette County, Pennsylvania, General Obligation Bonds, Series 2019, 3.125%, 8/15/39	8/26 at 100.00	AA	853,099
2,630	Dallas School District, Luzerne County, Pennsylvania, General Obligation Bonds, Series 2019, 5.000%, 10/15/33 – AGM Insured	10/29 at 100.00	AA	3,400,458
2,050	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 2020B, 5.000%, 11/01/24	No Opt. Call	A+	2,307,521
1,000	Fairview School District, Erie County, Pennsylvania, General Obligation Bonds, Series 2021, 3.000%, 9/15/30	9/29 at 100.00	AA	1,127,280
845	Fayette County, Pennsylvania, General Obligation Bonds, Notes Series 2021A, 2.000%, 11/15/43 – AGM Insured	11/30 at 100.00	AA	800,578
	Gateway School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2021:
1,375	3.000%, 10/15/33 – BAM Insured	10/31 at 100.00	AA	1,551,027
580	3.000%, 10/15/35 – BAM Insured	10/31 at 100.00	AA	648,237
1,635	Girard School District, Erie County, Pennsylvania, General Obligation Bonds, Series 1999B, 0.000%, 11/15/28 – FGIC Insured	No Opt. Call	Baa2	1,454,104
2,240	Lehighton Area School District, Carbon County, Pennsylvania, General Obligation Bonds, Limited Tax Series 2015A, 5.000%, 11/15/43 – BAM Insured	11/23 at 100.00	AA	2,417,811
1,000	Lower Paxton Township, Dauphin County, Pennsylvania, General Obligation Bonds, Series 2020B, 4.000%, 4/01/22	No Opt. Call	Aa2	1,012,350

Nuveen Pennsylvania Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 4,875	McKeesport Area School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 1997D, 0.000%, 10/01/24 – NPFG Insured	No Opt. Call	A-	$4,704,131
	Norristown Area School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2016:
1,000	4.000%, 9/01/31 – AGM Insured	9/26 at 100.00	AA	1,140,450
1,020	4.000%, 9/01/33 – AGM Insured	9/26 at 100.00	AA	1,158,955
	North Allegheny School District, Allegheny County, Pennsylvania, General Obligation Bonds, Limited Tax Series 2019:
1,000	4.000%, 5/01/34	5/29 at 100.00	AA	1,191,170
1,545	4.000%, 5/01/36	5/29 at 100.00	AA	1,827,843
1,000	4.000%, 5/01/44	5/29 at 100.00	AA	1,174,380
	Penn Manor School District, Lancaster County, Pennsylvania, General Obligation Bonds, Series 2019A:
1,500	4.000%, 3/01/33	9/27 at 100.00	AA	1,730,820
1,745	4.000%, 3/01/34	9/27 at 100.00	AA	2,012,055
1,350	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Insured Series 2013C, 5.500%, 1/01/30 – AGM Insured	1/24 at 100.00	AA	1,485,243
3,335	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%, 6/01/34 – NPFG Insured	No Opt. Call	A+	4,801,500
5,965	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2021A, 4.000%, 9/01/46	9/31 at 100.00	A+	6,978,275
	Philadelphia, Pennsylvania, General Obligation Bonds, Series 2021A:
1,500	4.000%, 5/01/37	5/31 at 100.00	A	1,801,440
1,500	4.000%, 5/01/38	5/31 at 100.00	A	1,797,930
250	PIttsburgh School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2014A, 5.000%, 9/01/25 – BAM Insured	9/22 at 100.00	AA	258,990
370	Pittsburgh, Pennsylvania, General Obligation Bonds, Refunding Series 2020A, 4.000%, 9/01/22	No Opt. Call	AA-	380,201
	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 2019B:
1,500	3.000%, 2/15/30	2/27 at 100.00	Aa1	1,626,765
1,160	3.000%, 2/15/32	2/27 at 100.00	Aa1	1,250,248
1,535	Rostraver Township, Westmoreland County, Pennsylvania, General Obligation Bonds, Series 2018, 3.500%, 9/01/34 – AGM Insured	9/25 at 100.00	AA	1,657,063
1,285	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016, 5.000%, 11/15/32	5/24 at 100.00	BB+	1,355,842
2,000	State College Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series 2015, 5.000%, 3/15/40	3/25 at 100.00	Aa1	2,260,400
70	The Redevelopment Authority of the City of Scranton, Lackawanna county, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A, 5.000%, 11/15/28	5/24 at 100.00	BB+	71,684
1,690	Upper Dublin School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2021A, 4.000%, 9/15/37	3/29 at 100.00	Aa3	1,987,862

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 200	Upper Merion Area School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2020, 2.000%, 9/01/26	No Opt. Call	Aa1	$211,168
1,275	Upper St. Clair Township School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2018, 5.000%, 10/01/41	10/24 at 100.00	AA	1,425,922
	Upper St. Clair Township School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2020:
2,095	3.000%, 10/01/28	No Opt. Call	AA	2,348,788
2,725	3.000%, 10/01/29	10/28 at 100.00	AA	3,036,304
1,150	3.000%, 10/01/30	10/28 at 100.00	AA	1,267,058
	West Allegheny School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2021B:
1,715	2.000%, 9/01/25	No Opt. Call	Aa2	1,805,621
1,550	2.000%, 9/01/26	No Opt. Call	Aa2	1,644,736
1,000	West Mifflin Area School District, Allegheny County, Pennsylvania, General Obligation Bonds, Limited Tax Series 2019, 3.000%, 4/01/34 – BAM Insured	10/29 at 100.00	AA	1,096,800
98,125	Total Tax Obligation/General			108,326,762
	Tax Obligation/Limited – 5.1%
500	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Series 2012A, 5.000%, 5/01/35	5/22 at 100.00	Baa3	509,090
120	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series 2021, 6.000%, 5/01/42, 144A	5/31 at 100.00	N/R	149,930
100	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/33, 144A	5/28 at 100.00	Ba3	118,038
505	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017, 5.000%, 5/01/42, 144A	5/27 at 100.00	Ba3	577,619
100	Chester County Industrial Development Authority, Pennsylvania, Special Obligation Bonds, Woodlands at Greystone Project, Series 2018, 5.000%, 3/01/38, 144A	3/28 at 100.00	N/R	114,062
1,025	Commonwealth Financing Authority, Pennsylvania, Revenue Bonds, Refunding Series 2019B, 5.000%, 6/01/30	No Opt. Call	A1	1,333,433
	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018:
840	5.000%, 6/01/33	6/28 at 100.00	A1	1,026,320
8,535	4.000%, 6/01/39 – AGM Insured	6/28 at 100.00	AA	9,763,699
935	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	BB	938,777
555	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014, 6.875%, 7/01/33, 144A	7/24 at 100.00	N/R	573,898
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Special Revenue Bonds, Subordinate Series 2014A:
1,500	4.750%, 12/01/37 (4)	12/26 at 100.00	AA-	1,732,215
1,000	4.900%, 12/01/44 (4)	12/26 at 100.00	AA-	1,151,970
2,500	Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Subordinate Series 2018B, 5.000%, 12/01/48	12/28 at 100.00	A+	3,058,150

Nuveen Pennsylvania Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 2,060	Philadelphia Authority For Industrial Development, Pennsylvania, City Agreement Revenue Bonds, Cultural and Commercial Corridors Program, Refunding Series 2016A, 5.000%, 12/01/30	12/25 at 100.00	A	$2,403,773
	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room Excise Tax Revenue Bonds, Refunding Series 2012:
1,530	5.000%, 2/01/26 – AGM Insured	8/22 at 100.00	AA	1,575,839
1,225	4.000%, 2/01/29 – AGC Insured	8/22 at 100.00	AA	1,252,906
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
75	0.000%, 7/01/46	7/28 at 41.38	N/R	25,080
157	0.000%, 7/01/51	7/28 at 30.01	N/R	38,000
862	4.750%, 7/01/53	7/28 at 100.00	N/R	976,913
1,217	5.000%, 7/01/58	7/28 at 100.00	N/R	1,397,177
625	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58	7/28 at 100.00	N/R	709,600
530	Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax Increment Bonds, Series 2018, 5.000%, 7/01/35	1/28 at 100.00	BB	578,341
26,496	Total Tax Obligation/Limited			30,004,830
	Transportation – 7.5%
5,000	Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds, Pittsburgh International Airport, Series 2021A, 5.000%, 1/01/51 (AMT)	1/31 at 100.00	AA	6,210,250
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2015:
1,040	4.000%, 7/01/34 – BAM Insured	7/25 at 100.00	AA	1,148,961
2,455	4.000%, 7/01/35 – BAM Insured	7/25 at 100.00	AA	2,706,539
1,000	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2017, 5.000%, 7/01/47	7/27 at 100.00	A1	1,190,130
2,700	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2018A, 5.000%, 1/01/38	1/29 at 100.00	A+	3,368,061
	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012:
1,330	5.000%, 1/01/22	No Opt. Call	A	1,334,854
1,000	5.000%, 1/01/25	1/23 at 100.00	A	1,050,560
1,845	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Series 2013A, 5.250%, 1/01/44 – AGM Insured	1/24 at 100.00	AA	1,984,777
2,675	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015, 5.000%, 6/30/42 (AMT)	6/26 at 100.00	BBB	3,124,962
4,665	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 6.375%, 12/01/38	12/27 at 100.00	A	6,109,284
825	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2016B-2, 5.000%, 6/01/39	6/26 at 100.00	A3	963,270
1,245	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2014C, 5.000%, 12/01/44	12/24 at 100.00	A+	1,402,903

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$ 5,085	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015B, 5.000%, 12/01/45	12/25 at 100.00	A1	$5,867,327
2,465	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 6.250%, 6/01/33 – AGM Insured	6/26 at 100.00	AA	3,062,861
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2017B-1:
575	5.000%, 6/01/31	6/27 at 100.00	A3	696,193
570	5.000%, 6/01/33	6/27 at 100.00	A3	688,104
1,355	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2021A, 4.000%, 12/01/50	12/30 at 100.00	A	1,565,066
70	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017A, 3.000%, 7/01/34 – AGM Insured	7/27 at 100.00	AA	75,007
1,295	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2020A, 4.000%, 7/01/35	7/30 at 100.00	A2	1,534,692
37,195	Total Transportation			44,083,801
	U.S. Guaranteed – 7.4% (5)
3,245	Allegheny County, Pennsylvania, General Obligation Bonds, Series C69-C70 of 2012, 5.000%, 12/01/37 (Pre-refunded 12/01/22)	12/22 at 100.00	AA-	3,400,890
1,025	Bristol Township School District, Bucks County, Pennsylvania, General Obligation Bonds, Series 2013, 5.250%, 6/01/43 (Pre-refunded 6/01/23)	6/23 at 100.00	A2	1,101,937
	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2015:
325	4.000%, 1/01/33 (Pre-refunded 1/01/25)	1/25 at 100.00	N/R	359,278
220	5.000%, 1/01/38 (Pre-refunded 1/01/25)	1/25 at 100.00	N/R	249,916
625	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2016, 3.250%, 1/01/39 (Pre-refunded 1/01/26)	1/26 at 100.00	N/R	690,106
485	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc - Student Housing Project at Millersville University, Series 2014, 5.000%, 7/01/46 (Pre-refunded 7/01/24)	7/24 at 100.00	N/R	541,905
3,315	Lancaster County Hospital Authority, Pennsylvania, Health System Revenue Bonds, Lancaster General Hospital Project, Series 2012B, 5.000%, 7/01/42 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R	3,327,796
	Lancaster Industrial Development Authority, Pennsylvania, Revenue Bonds, Garden Spot Village Project, Series 2013:
280	5.375%, 5/01/28 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R	300,168
430	5.750%, 5/01/35 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R	463,248
2,565	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Series 2013A, 5.125%, 12/01/47 (Pre-refunded 12/01/23)	12/23 at 100.00	N/R	2,808,085
2,100	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2012, 4.000%, 11/01/32 (Pre-refunded 11/01/22)	11/22 at 100.00	A-	2,173,017
2,020	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Series 2012, 5.000%, 5/01/32 (Pre-refunded 5/01/22)	5/22 at 100.00	A	2,060,299
1,010	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2012A, 5.000%, 1/01/41 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R	1,013,878

Nuveen Pennsylvania Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$ 1,310	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds, Abington Memorial Hospital Obligated Group, Series 2012A, 5.000%, 6/01/31 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R	$1,341,060
3,135	Montgomery County Industrial Development Authority, Pennsylvania, Health Facilities Revenue Bonds, Jefferson Health System, Series 2012A, 5.000%, 10/01/41 (Pre-refunded 4/01/22)	4/22 at 100.00	Aa3	3,184,815
850	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, ACTS Retirement-Life Communities, Inc. Obligated Group, Refunding Series 2012, 5.000%, 11/15/26 (Pre-refunded 5/15/22)	5/22 at 100.00	A-	868,751
1,110	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Philadelphia University, Refunding Series 2013, 5.000%, 6/01/32 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R	1,188,299
180	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania, Series 2012, 5.000%, 10/01/44 (Pre-refunded 10/01/22)	10/22 at 100.00	N/R	187,182
480	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University, Series 2013A, 5.500%, 7/15/38 (Pre-refunded 7/15/23)	7/23 at 100.00	A-	520,099
2,990	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Senior Lien Series 2012A, 5.000%, 12/01/24 (Pre-refunded 12/01/22)	12/22 at 100.00	A+	3,130,530
1,495	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2014A, 5.000%, 7/15/38 (Pre-refunded 1/15/24)	1/24 at 100.00	A	1,642,273
5,005	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2015A, 5.000%, 7/01/45 (Pre-refunded 7/01/24)	7/24 at 100.00	A+	5,599,144
	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B:
2,940	5.000%, 9/01/25 (Pre-refunded 9/01/22)	9/22 at 100.00	AA-	3,046,163
1,220	5.000%, 9/01/26 (Pre-refunded 9/01/22)	9/22 at 100.00	AA-	1,264,054
2,220	Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan Health Obligated Group, Refunding Series 2014A, 5.000%, 6/01/44 (Pre-refunded 6/01/24)	6/24 at 100.00	Aa3	2,478,430
530	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity, Series 2011B, 5.750%, 1/01/41 (Pre-refunded 1/01/22)	1/22 at 100.00	A1	532,385
41,110	Total U.S. Guaranteed			43,473,708
	Utilities – 7.4%
	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Refunding Series 2015:
1,835	5.000%, 12/01/40	12/25 at 100.00	Aa3	2,121,590
1,365	5.000%, 12/01/45	12/25 at 100.00	Aa3	1,568,344
335	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Series 2020B, 4.000%, 6/01/45	12/30 at 100.00	Aa3	398,449
25	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 4.375%, 1/01/35 (Mandatory Put 7/01/22)	No Opt. Call	N/R	25,387
3,475	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (6)	No Opt. Call	N/R	4,344

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$ 2,270	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (6)	No Opt. Call	N/R	$2,838
	Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewer Revenue Bonds, Series 2015:
405	5.000%, 5/01/40	5/25 at 100.00	Aa3	459,663
785	4.000%, 5/01/45	5/25 at 100.00	Aa3	840,068
1,930	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Series 2013A, 5.125%, 12/01/47	12/23 at 100.00	A	2,088,858
1,325	Luzerne County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennsylvania-American Water Company Project, Refunding Series 2019, 2.450%, 12/01/39 (AMT) (Mandatory Put 12/03/29)	12/29 at 100.00	A+	1,441,096
4,305	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2006A, 2.550%, 11/01/41 (6)	No Opt. Call	N/R	5,381
2,265	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, York Water Company Project, Refunding Series 2019A, 3.000%, 10/01/36 (AMT)	10/29 at 100.00	A-	2,441,625
4,060	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, York Water Company Project, Refunding Series 2019B, 3.100%, 11/01/38 (AMT)	11/29 at 100.00	A-	4,392,473
7,450	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Pennsylvania-American Water Company, Refunding Series 2019, 3.000%, 4/01/39	10/29 at 100.00	A+	8,075,204
3,165	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General Ordinance, Sixteenth Series 2020A, 5.000%, 8/01/50 – AGM Insured	8/30 at 100.00	AA	3,974,037
2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifteenth Series 2017, 5.000%, 8/01/47	8/27 at 100.00	A	2,364,200
2,215	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding Thirteenth Series 2015, 5.000%, 8/01/30	8/25 at 100.00	A	2,547,427
2,000	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2019B, 5.000%, 11/01/54	11/29 at 100.00	A+	2,494,620
1,500	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue Bonds, Refunding First Lien Series 2017C, 0.700%, 9/01/40 – AGM Insured (SIFMA Reference Rate + 0.650% Spread) (7)	6/23 at 100.00	AA	1,510,980
915	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue Bonds, Refunding Subordinate Series 2019B, 4.000%, 9/01/34 – AGM Insured	9/29 at 100.00	AA	1,094,441
	University Area Joint Authority, Centre County, Pennsylvania, Sewer Revenue Bonds, Series 2021:
865	3.000%, 11/01/34 – BAM Insured	11/26 at 100.00	AA	940,264
525	3.000%, 11/01/35 – BAM Insured	11/26 at 100.00	AA	570,203
1,000	Upper Allegheny Joint Sanitary Authority, Allegheny County, Pennsylvania, Sewer Revenue Bonds, Refunding Series 2019A, 3.000%, 9/01/44 – AGM Insured	9/29 at 100.00	AA	1,079,980
	Williamsport Sanitary Authority, Lycoming County, Pennsylvania, Sewer Revenue Bonds, Series 2021.:
1,000	5.000%, 1/01/23 – BAM Insured	No Opt. Call	AA	1,051,390
1,615	5.000%, 1/01/24 – BAM Insured	No Opt. Call	AA	1,770,831
48,630	Total Utilities			43,263,693
$ 518,492	Total Municipal Bonds (cost $529,820,418)			562,972,613

Nuveen Pennsylvania Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Shares	Description (1)	Value
	COMMON STOCKS – 2.7%
	Electric Utilities – 2.7%
324,114	Energy Harbor Corp, (8), (9), (10)	$ 16,043,643
	Total Common Stocks (cost $9,068,453)	16,043,643
	Total Long-Term Investments (cost $538,888,871)	579,016,256
	Other Assets Less Liabilities – 1.4% (11)	8,038,523
	Net Assets – 100%	$ 587,054,779
Investments in Derivatives
Futures Contracts - Short
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	(36)	03/22	$(4,661,655)	$(4,709,250)	$ (47,595)	$(19,125)
U.S. Treasury Long Bond	(28)	03/22	(4,459,567)	(4,539,500)	(79,933)	(47,250)
Total			$(9,121,222)	$(9,248,750)	$(127,528)	$ (66,375)
Total receivable for variation margin on futures contracts						$ —
Total payable for variation margin on futures contracts						$(66,375)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(8)	Common Stock received as part of the bankruptcy settlement during February 2020 for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shipping port Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41.
(9)	For fair value measurement disclosure purposes, investment classified as Level 2.
(10)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
SIFMA	Securities Industry and Financial Market Association
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Virginia Municipal Bond Fund
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.1%
	MUNICIPAL BONDS – 98.0%
	Consumer Staples – 1.7%
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A:
$ 260	5.250%, 6/01/32	12/21 at 100.00	N/R	$260,148
600	5.625%, 6/01/47	12/21 at 100.00	N/R	600,300
6,155	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	12/21 at 100.00	B-	6,195,500
4,910	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2007B2, 5.200%, 6/01/46	12/21 at 100.00	B-	4,913,683
11,925	Total Consumer Staples			11,969,631
	Education and Civic Organizations – 9.5%
1,000	Alexandria Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Episcopal High School, Refunding Series 2021C, 4.000%, 1/01/46	1/31 at 100.00	A1	1,164,710
1,685	Alexandria Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Episcopal High School, Series 2017, 4.000%, 1/01/40	1/27 at 100.00	A1	1,887,941
	College of William and Mary, Virginia, General Pledge Revenue Bonds, Series 2020A:
750	5.000%, 2/15/30	No Opt. Call	AA	975,135
260	5.000%, 2/15/31	2/30 at 100.00	AA	336,443
375	5.000%, 2/15/32	2/30 at 100.00	AA	483,893
370	5.000%, 2/15/33	2/30 at 100.00	AA	476,571
375	4.000%, 2/15/34	2/30 at 100.00	AA	446,715
1,500	Farmville Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Convocation Center Project, Series 2021, 5.375%, 7/01/53 – AGM Insured	7/28 at 103.00	AA	1,863,570
1,455	Industrial Development Authority of the City of Lexington, Virginia, Washington and Lee University, Educational Facility Revenue Bonds, Refunding Series 2018A, 5.000%, 1/01/48	1/28 at 100.00	AA	1,752,402
2,000	Madison County Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Woodberry Forest School, Series 2021, 3.000%, 10/01/50	10/30 at 100.00	Aa1	2,176,340
500	Montgomery County Economic Development Authority, Virginia, Revenue Bonds, Virginia Tech Foundation, Refunding Series 2017A, 4.000%, 6/01/37	6/27 at 100.00	Aa2	574,470
	Montgomery County Economic Development Authority, Virginia, Revenue Bonds, Virginia Tech Foundation, Refunding Series 2019A:
3,250	4.000%, 6/01/34	6/29 at 100.00	Aa2	3,859,472
1,200	4.000%, 6/01/36	6/29 at 100.00	Aa2	1,420,164
985	4.000%, 6/01/39	6/29 at 100.00	Aa2	1,159,463
750	Roanoke Economic Development Authority, Virginia, Educational Facilities Revenue Bonds, Lynchburg College, Series 2018A, 5.000%, 9/01/43	9/28 at 100.00	BBB+	888,390

Nuveen Virginia Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 1,000	Salem Economic Development Authority, Virginia, Educational Facilities Revenue Bonds, Roanoke College, Series 2020, 4.000%, 4/01/45	4/30 at 100.00	BBB+	$1,133,140
2,500	The Rector and Visitors of the University of Virginia, General Pledge Revenue Bonds, Green Series 2015A-2, 5.000%, 4/01/45	4/25 at 100.00	AAA	2,833,875
9,360	The Rector and Visitors of the University of Virginia, General Pledge Revenue Bonds, Refunding Series 2017A, 5.000%, 4/01/42	4/27 at 100.00	AAA	11,406,658
7,000	The Rector and Visitors of the University of Virginia, General Pledge Revenue Bonds, Series 2019B, 5.000%, 9/01/49	9/29 at 100.00	AAA	8,928,290
1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B, 5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	1,055,890
	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Refunding Series 2015A:
3,000	5.000%, 7/01/35, 144A	7/25 at 100.00	BB+	3,204,270
4,465	5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	4,714,593
1,625	Virginia College Building Authority, Educational Facilities Revenue Bonds, Regent University Project, Series 2021, 4.000%, 6/01/36	6/31 at 100.00	BBB-	1,889,241
1,575	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 1998, 5.250%, 1/01/31 – NPFG Insured	No Opt. Call	AA	2,004,471
2,190	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 2015A, 5.000%, 1/01/40	1/25 at 100.00	AA	2,458,844
525	Virginia Commonwealth University, General Pledge Revenue Bonds, Refunding Series 2018A, 5.000%, 11/01/38	11/28 at 100.00	AA-	648,076
4,975	Virginia Commonwealth University, General Pledge Revenue Bonds, Refunding Series 2020A, 5.000%, 11/01/33	11/30 at 100.00	AA-	6,406,457
55,670	Total Education and Civic Organizations			66,149,484
	Health Care – 12.3%
	Arlington County Industrial Development Authority, Virginia, Hospital Facility Revenue Bonds, Virginia Hospital Center, Series 2020:
1,550	5.000%, 7/01/29	No Opt. Call	AA-	1,988,200
1,200	5.000%, 7/01/31	7/30 at 100.00	AA-	1,557,312
1,165	5.000%, 7/01/33	7/30 at 100.00	AA-	1,505,518
325	5.000%, 7/01/37	7/30 at 100.00	AA-	416,783
1,195	4.000%, 7/01/38	7/30 at 100.00	AA-	1,417,031
1,075	4.000%, 7/01/45	7/30 at 100.00	AA-	1,255,837
	Chesapeake Hospital Authority, Virginia, Hospital Facility Revenue Bonds, Chesapeake Regional Medical Center, Series 2019:
1,375	5.000%, 7/01/28	No Opt. Call	A	1,704,147
725	5.000%, 7/01/29	No Opt. Call	A	917,314
4,030	5.000%, 7/01/30	7/29 at 100.00	A	5,085,900
1,470	5.000%, 7/01/34	7/29 at 100.00	A	1,838,206
560	4.000%, 7/01/35	7/29 at 100.00	A	654,058
1,205	4.000%, 7/01/37	7/29 at 100.00	A	1,402,005

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 1,920	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44	8/29 at 100.00	BBB+	$2,206,944
1,500	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Series 2014A, 4.000%, 5/15/44	5/24 at 100.00	AA+	1,630,695
2,000	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48	5/28 at 100.00	AA+	2,278,280
210	Fairfax County Industrial Development Authority, Virginia, Hospital Revenue Refunding Bonds, Inova Health System, Series 1993A, 5.000%, 8/15/23	No Opt. Call	AA+	221,855
2,000	Front Royal and Warren County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Valley Health System Obligated Group, Series 2018, 4.000%, 1/01/50	1/25 at 103.00	A+	2,209,180
3,500	Industrial Development Authority of the City of Newport News, Virginia, Health System Revenue Bonds, Riverside Health System, Series 2015A, 5.330%, 7/01/45, 144A	7/25 at 100.00	N/R	3,924,060
	Lynchburg Economic Development Authority, Virginia, Hospital Revenue Bonds, Centra Health Obligated Group, Refunding Series 2017A:
180	5.000%, 1/01/32	1/27 at 100.00	A-	214,016
2,000	5.000%, 1/01/47	1/27 at 100.00	A-	2,363,560
2,070	Lynchburg Economic Development Authority, Virginia, Hospital Revenue Bonds, Centra Health Obligated Group, Refunding Series 2021, 4.000%, 1/01/55	1/32 at 100.00	A-	2,408,652
1,000	Norfolk Economic Development Authority, Virginia, Hospital Facility Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018B, 4.000%, 11/01/48	11/28 at 100.00	AA	1,138,010
	Roanoke Economic Development Authority, Virginia, Hospital Revenue Bonds, Carilion Clinic Obligated Group, Series 2020A:
875	4.000%, 7/01/36	7/30 at 100.00	AA-	1,049,536
6,000	4.000%, 7/01/51	7/30 at 100.00	AA-	7,002,000
4,500	Roanoke Economic Development Authority, Virginia, Hospital Revenue Bonds, Carilion Clinic Obligated Group, Series 2020D, 5.000%, 7/01/53 (Mandatory Put 7/01/30)	1/30 at 100.00	AA-	5,787,405
	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2016:
1,000	5.000%, 6/15/32	6/26 at 100.00	A3	1,166,730
1,800	5.000%, 6/15/35	6/26 at 100.00	A3	2,093,796
1,600	5.000%, 6/15/36	6/26 at 100.00	A3	1,858,992
1,360	4.000%, 6/15/37	6/26 at 100.00	A3	1,503,970
3,300	Virginia Commonwealth University Health System Authority, General Revenue Bonds, Series 2017B, 5.000%, 7/01/46	7/27 at 100.00	AA-	3,987,456
8,160	Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Bon Secours Mercy Health, Inc., Series 2020A, 4.000%, 12/01/49	6/30 at 100.00	AA-	9,390,365
	Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Sentara Healthcare, Refunding Series 2020:
4,000	4.000%, 11/01/37	11/29 at 100.00	AA	4,729,600
2,150	4.000%, 11/01/38	11/29 at 100.00	AA	2,537,881

Nuveen Virginia Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Winchester Economic Development Authority, Virginia, Hospital Revenue Bonds, Valley Health System Obligated Group, Refunding Series 2015:
$ 1,250	5.000%, 1/01/32	1/26 at 100.00	A+	$1,442,975
1,230	5.000%, 1/01/34	1/26 at 100.00	A+	1,419,912
2,000	4.000%, 1/01/37	1/26 at 100.00	A+	2,203,620
1,215	5.000%, 1/01/44	1/26 at 100.00	A+	1,401,709
72,695	Total Health Care			85,913,510
	Housing/Multifamily – 3.2%
730	Fairfax County Redevelopment and Housing Authority, Virginia, FHA-Insured Elderly Housing Mortgage Revenue Refunding Bonds, Little River Glen, Series 1996, 6.100%, 9/01/26	12/21 at 100.00	AA	732,949
695	Richmond Redevelopment and Housing Authority, Virginia, Multi-Family Housing Revenue Bonds, American Tobacco Apartments, Series 2017, 5.550%, 1/01/37, 144A	1/27 at 100.00	N/R	728,103
	Virginia Housing Development Authority, Rental Housing Bonds, Series 2015A:
1,510	3.500%, 3/01/35	3/24 at 100.00	AA+	1,569,675
1,790	3.625%, 3/01/39	3/24 at 100.00	AA+	1,861,027
1,000	Virginia Housing Development Authority, Rental Housing Bonds, Series 2015C, 4.000%, 8/01/45	8/24 at 100.00	AA+	1,049,240
2,585	Virginia Housing Development Authority, Rental Housing Bonds, Series 2015E, 3.750%, 12/01/40	12/24 at 100.00	AA+	2,722,367
1,500	Virginia Housing Development Authority, Rental Housing Bonds, Series 2016B, 3.350%, 5/01/36	5/25 at 100.00	AA+	1,581,105
1,710	Virginia Housing Development Authority, Rental Housing Bonds, Series 2017A, 3.875%, 3/01/47	3/26 at 100.00	AA+	1,820,364
3,000	Virginia Housing Development Authority, Rental Housing Bonds, Series 2019A, 3.600%, 9/01/39	3/28 at 100.00	AA+	3,277,920
1,250	Virginia Housing Development Authority, Rental Housing Bonds, Series 2020E, 2.300%, 7/01/40	7/29 at 100.00	AA+	1,257,200
1,745	Virginia Housing Development Authority, Rental Housing Bonds, Series 2020G, 2.200%, 9/01/40	9/29 at 100.00	AA+	1,761,525
2,000	Virginia Housing Development Authority, Rental Housing Bonds, Series 2021B, 2.400%, 3/01/46	3/30 at 100.00	AA+	2,001,960
2,000	Virginia Housing Development Authority, Rental Housing Bonds, Series 2021K, 2.375%, 12/01/41 (WI/DD, Settling 12/07/21)	12/30 at 100.00	AA+	2,020,600
21,515	Total Housing/Multifamily			22,384,035
	Long-Term Care – 2.8%
	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage Revenue Bonds, Goodwin House, Inc., Series 2016A:
4,725	5.000%, 10/01/42	10/24 at 102.00	BBB+	5,241,254
700	4.000%, 10/01/42	10/24 at 102.00	BBB+	753,781
700	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster Canterbury of Richmond, Refunding Series 2020, 4.000%, 10/01/45	10/26 at 103.00	A-	788,123

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$ 625	James City County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds, Virginia United Methodist Homes of Williamsburg Inc. Windsormeade, Series 2021A, 4.000%, 6/01/41	6/27 at 103.00	N/R	$682,425
1,000	James City County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds, Williamsburg Landing Inc., Refunding Series 2021A, 4.000%, 12/01/50	12/27 at 103.00	N/R	1,094,720
1,000	Lexington Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Kendal at Lexington Retirement Community Inc., Refunding Series 2016, 4.000%, 1/01/37	1/25 at 102.00	BBB-	1,070,760
845	Lexington Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Kendal at Lexington Retirement Community Inc., Refunding Series 2017A, 5.000%, 1/01/48	1/23 at 103.00	BBB-	892,979
3,300	Norfolk Redevelopment and Housing Authority, Virginia, Fort Norfolk Retirement Community, Inc., Harbor's Edge Project, Series 2019A, 5.250%, 1/01/54	1/24 at 104.00	N/R	3,582,546
1,500	Prince William County Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster at Lake Ridge, Refunding Series 2016, 5.000%, 1/01/46	1/25 at 102.00	BB	1,592,985
	Suffolk Economic Development Authority, Virginia, Retirement Facilities First Mortgage Revenue Bonds, Lake Prince Center, Inc./United Church Homes and Services Obligated Group, Refunding Series 2016:
1,110	5.000%, 9/01/26	9/24 at 102.00	N/R	1,235,452
1,500	5.000%, 9/01/31	9/24 at 102.00	N/R	1,647,210
1,025	Virginia Small Business Financing Authority, Revenue Bonds, National Senior Campuses Inc Obligated Group, Series 2020A, 4.000%, 1/01/45	7/27 at 103.00	A	1,158,547
18,030	Total Long-Term Care			19,740,782
	Tax Obligation/General – 5.8%
2,000	Arlington County, Virginia, General Obligation Bonds, Refunding Public Improvement Series 2020A, 5.000%, 8/01/30	No Opt. Call	AAA	2,660,780
4,600	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Capital Appreciation, Election 2006 Refunding Series 2009C, 0.000%, 8/01/32	No Opt. Call	AA	3,636,760
3,000	Fairfax County, Virginia, General Obligation Bonds, Public Improvement Series 2020A, 5.000%, 10/01/39	4/30 at 100.00	AAA	3,891,780
3,000	Fairfax County, Virginia, General Obligation Bonds, Public Improvement Series 2021A, 4.000%, 10/01/32	4/31 at 100.00	AAA	3,736,620
500	Hampton, Virginia, General Obligation Bonds, Public Improvement Environmental Impact Green Series 2020A, 4.000%, 9/01/32	9/30 at 100.00	AA+	620,280
3,465	Loudoun County, Virginia, General Obligation Bonds, Public Improvement Series 2017A, 5.000%, 12/01/25	No Opt. Call	AAA	4,083,710
2,000	Loudoun County, Virginia, General Obligation Bonds, Public Improvement Series 2019A, 4.000%, 12/01/30	12/28 at 100.00	AAA	2,395,140
3,100	Newport News, Virginia, General Obligation Bonds, General improvement Series 2019A, 5.000%, 2/01/22	No Opt. Call	AA+	3,124,862
1,250	Norfolk, Virginia, General Obligation Bonds, Capital Improvement Series 2016A, 5.000%, 10/01/28	10/26 at 100.00	AAA	1,510,250
1,000	Norfolk, Virginia, General Obligation Bonds, Capital Improvement Series 2019, 5.000%, 8/01/31	8/28 at 100.00	AAA	1,257,830

Nuveen Virginia Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 400	Norfolk, Virginia, General Obligation Bonds, Capital Improvement Series 2020A, 4.000%, 9/01/40	3/30 at 100.00	AAA	$479,804
1,500	Norfolk, Virginia, General Obligation Bonds, Capital Improvement Series 2021A, 4.000%, 3/01/39	3/31 at 100.00	AAA	1,829,295
6,715	Patterson Joint Unified School District, Stanislaus County, California, General Obligation Bonds, 2008 Election Series 2009B, 0.000%, 8/01/45 – AGM Insured	No Opt. Call	AA	3,774,837
370	Richmond, Virginia, General Obligation Bonds, Refunding & Public Improvement Series 2017D, 5.000%, 3/01/32	No Opt. Call	AA+	508,469
805	Richmond, Virginia, General Obligation Bonds, Refunding & Public Improvement Series 2019A, 4.000%, 7/15/32	7/29 at 100.00	AA+	974,944
2,710	Virginia State, General Obligation Bonds, Series 2020A, 4.000%, 6/01/30	No Opt. Call	AAA	3,371,836
7,110	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, School Building Series 2015B, 0.000%, 8/15/48	8/25 at 38.79	Aaa	2,609,797
43,525	Total Tax Obligation/General			40,466,994
	Tax Obligation/Limited – 27.5%
	Arlington County Industrial Development Authority, Virginia, Revenue Bonds, Refunding County Projects, Series 2017:
1,485	5.000%, 2/15/34	8/27 at 100.00	Aa1	1,816,036
1,000	5.000%, 2/15/35	8/27 at 100.00	Aa1	1,220,020
925	5.000%, 2/15/36	8/27 at 100.00	Aa1	1,126,585
	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf Course Project, Series 2005A:
250	5.250%, 7/15/25 – ACA Insured	12/21 at 100.00	N/R	250,393
520	5.500%, 7/15/35 – ACA Insured	12/21 at 100.00	N/R	520,598
1,000	Dulles Town Center Community Development Authority, Loudon County, Virginia Special Assessment Refunding Bonds, Dulles Town Center Project, Series 2012, 4.250%, 3/01/26	3/22 at 100.00	N/R	1,003,360
2,645	Fairfax County Economic Development Authority, Virginia, County Facilities Revenue Bonds, County Facilities Projects, Refunding Series 2021B, 5.000%, 10/01/38	10/31 at 100.00	AA+	3,528,959
1,000	Fairfax County Economic Development Authority, Virginia, Revenue Bonds, Metrorail Parking System Project, Series 2017, 5.000%, 4/01/37	4/27 at 100.00	AA+	1,202,930
	Fairfax County Economic Development Authority, Virginia, Revenue Bonds, Wiehle Avenue Metrorail Station Parking Project, Refunding Series 2020. Forward Delivery:
1,540	5.000%, 8/01/30	No Opt. Call	AA+	2,021,943
1,570	5.000%, 8/01/31	8/30 at 100.00	AA+	2,075,885
1,500	5.000%, 8/01/34	8/30 at 100.00	AA+	1,964,055
1,000	Farms of New Kent Community Development Authority, Virginia, Special Assessment Bonds, Refunding Series 2021A, 3.750%, 3/01/36, 144A	3/31 at 100.00	N/R	1,083,680
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
3,000	5.000%, 11/15/33	11/25 at 100.00	BB	3,404,580
1,000	5.000%, 11/15/35	11/25 at 100.00	BB	1,132,940
620	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2021F, 4.000%, 1/01/42	1/31 at 100.00	Ba1	701,505
500	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	BB	502,020

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
$ 1,000	5.000%, 12/01/30	12/26 at 100.00	BB	$1,168,810
1,000	5.000%, 12/01/33	12/26 at 100.00	BB	1,163,930
	Hampton Roads Transportation Accountability Commision, Virginia, Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Series 2020A:
3,000	5.000%, 7/01/45	7/30 at 100.00	AA	3,809,520
3,000	5.250%, 7/01/60	7/30 at 100.00	AA	3,826,830
2,965	Hampton Roads Transportation Accountability Commission, Virginia, Hampton Roads Transportation Fund Revenue Bonds, Intermediate Lien Bond Anticipation Note Series 2019A, 5.000%, 7/01/22	No Opt. Call	Aa3	3,048,346
	Hampton Roads Transportation Accountability Commission, Virginia, Hampton Roads Transportation Fund Revenue Bonds, Senior Lien Series 2018A:
1,000	5.000%, 7/01/36	1/28 at 100.00	AA+	1,228,610
2,365	5.000%, 7/01/38	1/28 at 100.00	AA+	2,900,270
6,000	5.000%, 7/01/48	1/28 at 100.00	AA+	7,320,060
1,000	5.000%, 7/01/52	1/28 at 100.00	AA+	1,215,440
9,760	5.500%, 7/01/57	1/28 at 100.00	AA+	12,121,237
1,775	Hampton Roads Transportation Accountability Commission, Virginia, Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Bond Anticipation Notes, Series 2021A, 5.000%, 7/01/26	No Opt. Call	Aa2	2,120,237
3,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/51 – AGM Insured	11/31 at 37.76	AA	836,130
960	Lower Magnolia Green Community Development Authority, Virginia, Special Assessment Bonds, Series 2015, 5.000%, 3/01/45, 144A	3/25 at 100.00	N/R	1,008,605
1,000	Mosaic District Community Development Authority, Fairfax County, Virginia, Revenue Bonds, Refunding Series 2020A, 4.000%, 3/01/35	3/30 at 100.00	A2	1,163,790
	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Refunding Series 2018:
365	4.500%, 9/01/28, 144A	9/27 at 100.00	N/R	392,689
800	5.000%, 9/01/37, 144A	9/27 at 100.00	N/R	875,048
2,185	5.000%, 9/01/45, 144A	9/27 at 100.00	N/R	2,383,813
4,305	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	N/R	4,407,158
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
43	0.000%, 7/01/24	No Opt. Call	N/R	41,313
81	0.000%, 7/01/27	No Opt. Call	N/R	74,126
79	0.000%, 7/01/29	7/28 at 98.64	N/R	68,343
102	0.000%, 7/01/31	7/28 at 91.88	N/R	81,964
115	0.000%, 7/01/33	7/28 at 86.06	N/R	86,114
84	4.500%, 7/01/34	7/25 at 100.00	N/R	91,897
3,247	0.000%, 7/01/51	7/28 at 30.01	N/R	785,904
10,115	5.000%, 7/01/58	7/28 at 100.00	N/R	11,612,526

Nuveen Virginia Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2:
$ 3,180	4.329%, 7/01/40	7/28 at 100.00	N/R	$3,569,550
61	4.536%, 7/01/53	7/28 at 100.00	N/R	68,346
31	4.784%, 7/01/58	7/28 at 100.00	N/R	35,196
	Virgin Islands Public Finance Authority, Federal Highway Grant Anticipation Loan Note Revenue Bonds, Series 2015:
500	5.000%, 9/01/23, 144A	No Opt. Call	A	534,185
1,000	5.000%, 9/01/30, 144A	9/25 at 100.00	A	1,130,010
1,000	5.000%, 9/01/33, 144A	9/25 at 100.00	A	1,129,380
1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2006, 5.000%, 10/01/28 – FGIC Insured	12/21 at 100.00	Baa2	1,016,770
2,240	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital Series 2014A, 5.000%, 10/01/34 – AGM Insured, 144A	10/24 at 100.00	AA	2,440,771
830	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Refunding Series 2013B, 5.000%, 10/01/24 – AGM Insured	No Opt. Call	AA	871,342
500	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Series 2013A, 5.000%, 10/01/24 – AGM Insured	No Opt. Call	AA	531,565
515	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A, 5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	530,507
4,000	Virginia Beach Development Authority, Virginia, Public Facilities Revenue Bonds, Series 2020A, 4.000%, 4/15/33	4/30 at 100.00	AA+	4,881,440
	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College & Equipment Programs, Refunding Series 2017E:
1,000	5.000%, 2/01/30	2/28 at 100.00	AA+	1,241,860
2,000	5.000%, 2/01/32	2/28 at 100.00	AA+	2,468,820
	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College & Equipment Programs, Series 2019A:
2,835	5.000%, 2/01/29	No Opt. Call	AA+	3,638,212
3,000	5.000%, 2/01/30	2/29 at 100.00	AA+	3,829,830
2,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College & Equipment Programs, Series 2019B, 5.000%, 2/01/31	2/29 at 100.00	AA+	2,542,200
	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College & Equipment Programs, Series 2020A:
1,500	4.000%, 2/01/36	2/30 at 100.00	AA+	1,811,130
2,000	4.000%, 2/01/37	2/30 at 100.00	AA+	2,409,620
3,500	Virginia Commonwealth Transportation Board, Federal Transportation Grant Anticipation Revenue Notes, Series 2016, 5.000%, 9/15/30	9/26 at 100.00	AA+	4,200,980
4,370	Virginia Commonwealth Transportation Board, Federal Transportation Grant Anticipation Revenue Notes, Series 2020, 5.000%, 3/15/34	9/30 at 100.00	AA+	5,765,996
4,950	Virginia Commonwealth Transportation Board, Interstate 81 Corridor Program Revenue Bonds, Senior Lien Series 2021, 5.000%, 5/15/51	5/31 at 100.00	Aa1	6,414,408
1,210	Virginia Port Authority, General Fund Revenue Bonds, Refunding Taxable Series 2020B, 5.000%, 7/01/29 (AMT)	No Opt. Call	AA+	1,534,970

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 1,430	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2016C, 5.000%, 8/01/36 (AMT)	8/26 at 100.00	AA+	$1,675,059
2,000	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2019B, 4.000%, 8/01/38 (AMT)	8/29 at 100.00	AA+	2,394,760
	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2020A:
1,000	5.000%, 8/01/31	8/30 at 100.00	AA+	1,325,130
1,000	5.000%, 8/01/34	8/30 at 100.00	AA+	1,314,170
2,500	5.000%, 8/01/36	8/30 at 100.00	AA+	3,274,125
6,000	5.000%, 8/01/37	8/30 at 100.00	AA+	7,846,200
2,000	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2021A-2, 4.000%, 8/01/37	8/31 at 100.00	AA+	2,465,880
1,265	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Refunding Series 2020B, 4.000%, 8/01/32	8/30 at 100.00	AA+	1,559,758
2,000	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2015A, 5.000%, 8/01/26	8/25 at 100.00	AA+	2,324,580
3,030	Virginia Resources Authority, Infrastructure and State Moral Obligation Revenue Bonds, Pooled Loan Bond Program, Infrastructure Series 2020C, 5.000%, 11/01/29	No Opt. Call	AAA	3,958,271
2,270	Virginia Resources Authority, Infrastructure and State Moral Obligation Revenue Bonds, Pooled Loan Bond Program, Infrastructure Series 2021A, 4.000%, 11/01/39	11/31 at 100.00	AAA	2,775,983
	Virginia Resources Authority, Infrastructure and State Moral Obligation Revenue Bonds, Pooled Loan Bond Program, Series 2019B:
500	4.000%, 11/01/37	11/29 at 100.00	AAA	603,600
500	4.000%, 11/01/38	11/29 at 100.00	AAA	602,585
25	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Financing Program, Series 2012A, 5.000%, 11/01/42	11/22 at 100.00	AAA	26,038
275	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series 2015D, 5.000%, 11/01/40	11/25 at 100.00	AAA	319,374
345	Virginia Small Business Financing Authority, Tourism Development Financing Program Revenue Bonds, Virginia Beach Oceanfront South Hotel Project, Senior Series 2020A-1, 8.000%, 10/01/43, 144A	10/30 at 120.40	N/R	447,148
1,000	Virginia Transportation Board, Transportation Revenue Bonds, Capital Projects, Series 2012, 4.000%, 5/15/37	5/22 at 100.00	AA+	1,016,990
5,640	Virginia Transportation Board, Transportation Revenue Bonds, Capital Projects, Series 2017, 4.000%, 5/15/42	5/27 at 100.00	AA+	6,438,624
3,000	Virginia Transportation Board, Transportation Revenue Bonds, Capital Projects, Series 2019, 5.000%, 5/15/32	5/29 at 100.00	AA+	3,845,130
4,000	Washington Metropolitan Area Transit Authority, District of Columbia, Dedicated Revenue Bonds, Green Series 2021A, 4.000%, 7/15/43	7/31 at 100.00	AA	4,810,600
1,000	Washington Metropolitan Area Transit Authority, District of Columbia, Dedicated Revenue Bonds, Series 2020A, 5.000%, 7/15/45	7/30 at 100.00	AA	1,269,130
1,000	Western Virginia Regional Jail Authority, Virginia, Facility Revenue Bonds, Refunding Series 2016, 5.000%, 12/01/37	12/26 at 100.00	Aa2	1,195,190
163,903	Total Tax Obligation/Limited			191,473,612

Nuveen Virginia Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation – 22.1%
	Capital Region Airport Commission, Virginia, Airport Revenue Bonds, Refunding Series 2016A:
$ 350	4.000%, 7/01/36	7/26 at 100.00	A2	$391,850
770	4.000%, 7/01/38	7/26 at 100.00	A2	860,444
525	Capital Region Airport Commission, Virginia, Airport Revenue Bonds, Refunding Series 2021A, 4.000%, 7/01/33 – AGM Insured	7/31 at 100.00	AA	642,947
1,755	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Bond Anticipation Notes Series 2019, 5.000%, 11/01/23	No Opt. Call	BBB	1,906,421
	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Series 2016:
2,875	5.000%, 7/01/41 – AGM Insured	7/26 at 100.00	AA	3,360,472
6,535	5.000%, 7/01/46	7/26 at 100.00	BBB	7,706,725
	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital Appreciation Series 2012B:
3,000	0.000%, 7/15/32 (4)	7/28 at 100.00	BBB+	3,314,700
1,755	0.000%, 7/15/40 – AGM Insured (4)	7/28 at 100.00	AA	1,970,339
1,620	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Series 2012A, 5.000%, 7/15/47	7/22 at 100.00	BBB+	1,666,543
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B:
305	4.000%, 10/01/38	10/29 at 100.00	A-	351,946
2,180	4.000%, 10/01/53 – AGM Insured	10/29 at 100.00	AA	2,485,527
2,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding First Senior Lien Series 2019A, 5.000%, 10/01/36	10/28 at 100.00	A	2,486,220
3,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2014A, 5.000%, 10/01/53	4/22 at 100.00	A-	3,048,000
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B:
4,200	0.000%, 10/01/26 – AGC Insured	No Opt. Call	AA	3,953,040
5,850	0.000%, 10/01/34 – AGC Insured	No Opt. Call	AA	4,480,164
13,000	0.000%, 10/01/36 – AGC Insured	No Opt. Call	AA	9,408,230
5,250	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009C, 6.500%, 10/01/41 – AGC Insured	10/26 at 100.00	AA	6,668,445
3,300	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 6.500%, 10/01/44	10/28 at 100.00	A-	4,388,736
5,200	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2016A, 5.000%, 10/01/35 (AMT)	10/26 at 100.00	Aa3	6,175,884

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2017:
$ 625	5.000%, 10/01/34 (AMT)	10/27 at 100.00	Aa3	$757,556
3,000	5.000%, 10/01/42 (AMT)	10/27 at 100.00	Aa3	3,637,920
	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A:
3,000	5.000%, 10/01/32 (AMT)	10/28 at 100.00	Aa3	3,710,130
3,345	5.000%, 10/01/37 (AMT)	10/28 at 100.00	Aa3	4,111,406
	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2019A:
1,000	5.000%, 10/01/30 (AMT)	10/29 at 100.00	Aa3	1,270,310
1,000	5.000%, 10/01/38 (AMT)	10/29 at 100.00	Aa3	1,251,200
4,000	5.000%, 10/01/40 (AMT)	10/29 at 100.00	Aa3	4,988,120
1,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2020A, 5.000%, 10/01/32 (AMT)	10/30 at 100.00	Aa3	1,287,570
1,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2020B, 4.000%, 10/01/39	10/30 at 100.00	Aa3	1,195,620
	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2021A:
1,665	4.000%, 10/01/41 (AMT)	10/31 at 100.00	Aa3	1,987,411
2,000	4.000%, 10/01/51 (AMT)	10/31 at 100.00	Aa3	2,343,060
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016:
150	5.000%, 8/01/26 (AMT)	12/21 at 100.00	B	150,351
595	5.000%, 8/01/31 (AMT)	12/21 at 100.00	B	596,369
1,000	Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Refunding Series 2021A, 5.000%, 7/01/31	No Opt. Call	A-	1,327,160
	Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series 2019:
1,585	5.000%, 7/01/38	7/29 at 100.00	A-	1,976,337
875	5.000%, 7/01/39	7/29 at 100.00	A-	1,089,121
1,185	5.000%, 7/01/43	7/29 at 100.00	A-	1,461,389
230	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series 1998, 5.250%, 7/15/22 – FGIC Insured	No Opt. Call	A	236,171
330	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series 2002, 5.250%, 7/15/22 – FGIC Insured	No Opt. Call	A	338,834
3,000	Virginia Port Authority, Port Facilities Revenue Bonds, Refunding Series 2016B, 5.000%, 7/01/41 (AMT)	7/26 at 100.00	A1	3,471,720
	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017:
7,725	5.000%, 12/31/49 (AMT)	6/27 at 100.00	BBB	9,228,594
2,825	5.000%, 12/31/52 (AMT)	6/27 at 100.00	BBB	3,360,620

Nuveen Virginia Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012:
$ 3,575	5.000%, 7/01/34 (AMT)	1/22 at 100.00	BBB	$3,588,585
1,500	5.000%, 1/01/40 (AMT)	1/22 at 100.00	BBB	1,505,595
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2019:
1,000	5.000%, 1/01/44 (AMT)	1/22 at 100.00	BBB	1,003,640
4,015	5.000%, 7/01/49 (AMT)	1/22 at 100.00	BBB	4,029,293
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
1,500	5.250%, 1/01/32 (AMT)	7/22 at 100.00	BBB	1,540,875
2,665	6.000%, 1/01/37 (AMT)	7/22 at 100.00	BBB	2,750,946
11,590	5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB	11,919,851
	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2017B:
2,000	5.000%, 7/01/30	7/27 at 100.00	AA	2,437,800
1,000	5.000%, 7/01/33	7/27 at 100.00	AA	1,216,170
2,000	5.000%, 7/01/36	7/27 at 100.00	AA	2,425,600
1,400	5.000%, 7/01/37	7/27 at 100.00	AA	1,695,358
3,250	5.000%, 7/01/42	7/27 at 100.00	AA	3,908,580
1,000	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2018, 5.000%, 7/01/37	7/27 at 100.00	AA-	1,210,970
141,100	Total Transportation			154,276,865
	U.S. Guaranteed – 6.1% (5)
405	Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series 2002, 5.000%, 11/01/24 – AGM Insured (ETM)	No Opt. Call	AA	438,866
100	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series 2015, 5.600%, 3/01/45 (Pre-refunded 3/01/25), 144A	3/25 at 100.00	N/R	115,704
1,000	Fairfax County Economic Development Authority, Virginia, County Facilities Revenue Bonds, Refunding Series 2017B, 5.000%, 10/01/34 (Pre-refunded 10/01/27)	10/27 at 100.00	AA+	1,241,110
	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Revenue Bonds, Vinson Hall LLC, Series 2013A:
1,000	5.000%, 12/01/42 (Pre-refunded 12/01/23)	12/23 at 100.00	N/R	1,092,290
1,000	5.000%, 12/01/47 (Pre-refunded 12/01/23)	12/23 at 100.00	N/R	1,092,290
2,000	Fairfax County, Virginia, General Obligation Bonds, Refunding Public Improvement Series 2016A, 5.000%, 10/01/33 (Pre-refunded 4/01/26)	4/26 at 100.00	AAA	2,382,060
1,020	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31 (Pre-refunded 1/01/22)	1/22 at 100.00	BB	1,023,917
1,220	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	A-	1,317,454

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	Hampton Roads Sanitation District, Virginia, Wastewater Revenue Bonds, Subordinate Series 2018A:
$ 1,400	5.000%, 10/01/40 (Pre-refunded 10/01/27)	10/27 at 100.00	AA+	$1,737,554
2,100	5.000%, 10/01/42 (Pre-refunded 10/01/27)	10/27 at 100.00	AA+	2,606,331
1,770	5.000%, 10/01/43 (Pre-refunded 10/01/27)	10/27 at 100.00	AA+	2,196,765
3,000	Lexington Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Washington & Lee University, Series 2013, 5.000%, 1/01/43 (Pre-refunded 1/01/22)	1/22 at 100.00	AA	3,011,760
3,755	Norfolk, Virginia, General Obligation Bonds, Capital Improvement Series 2019, 5.000%, 8/01/46 (Pre-refunded 8/01/28)	8/28 at 100.00	AAA	4,772,605
1,870	Norfolk, Virginia, General Obligation Bonds, Refunding Series 2017C, 5.000%, 9/01/31 (Pre-refunded 3/01/27)	3/27 at 100.00	AAA	2,281,362
1,000	Prince William County Industrial Development Authority, Virginia, Health Care Facilities Revenue Bonds, Novant Health Obligated Group-Prince William Hospital, Refunding Series 2013B, 5.000%, 11/01/25 (Pre-refunded 11/01/22)	11/22 at 100.00	AA-	1,043,600
120	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series 1998, 5.250%, 7/15/22 – FGIC Insured (ETM)	No Opt. Call	Baa2	123,728
4,500	Virginia Port Authority, General Fund Revenue Bonds, Series 2015, 5.000%, 7/01/38 (Pre-refunded 7/01/25) (AMT)	7/25 at 100.00	AA+	5,212,530
2,180	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Refunding Series 2012A, 5.000%, 8/01/24 (Pre-refunded 8/01/22)	8/22 at 100.00	AA+	2,250,022
3,975	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Financing Program, Series 2012A, 5.000%, 11/01/42 (Pre-refunded 11/01/22)	11/22 at 100.00	N/R	4,151,331
725	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series 2015D, 5.000%, 11/01/40 (Pre-refunded 11/01/25)	11/25 at 100.00	N/R	851,520
1,000	Western Virginia Regional Jail Authority, Virginia, Facility Revenue Bonds, Refunding Series 2016, 5.000%, 12/01/37 (Pre-refunded 12/01/26)	12/26 at 100.00	N/R	1,212,270
1,665	Winchester Economic Development Authority, Virginia, Hospital Revenue Bonds, Valley Health System Obligated Group, Refunding Series 2014A, 5.000%, 1/01/44 (Pre-refunded 1/01/24)	1/24 at 100.00	A+	1,823,208
890	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, School Building Series 2015B, 0.000%, 8/15/48 (Pre-refunded 8/15/25)	8/25 at 38.79	Aaa	337,755
37,695	Total U.S. Guaranteed			42,316,032
	Utilities – 7.0%
2,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 4.375%, 1/01/35 (Mandatory Put 7/01/22)	No Opt. Call	N/R	2,030,980
3,660	Chesapeake Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company Project, Refunding Series 2008A, 1.900%, 2/01/32 (Mandatory Put 6/01/23)	No Opt. Call	A2	3,744,327
4,000	Fairfax County, Virginia, Sewer Revenue Bonds, Series 2021A, 5.000%, 7/15/46	7/31 at 100.00	AAA	5,284,680
2,500	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/35	7/24 at 100.00	A-	2,705,750
1,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/33	7/27 at 100.00	A-	1,167,620

Nuveen Virginia Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$ 1,735	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2020A, 5.000%, 1/01/50	7/30 at 100.00	A-	$2,126,624
825	Guam Power Authority, Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/33	10/27 at 100.00	BBB	956,010
	Guam Power Authority, Revenue Bonds, Series 2012A:
390	5.000%, 10/01/27 – AGM Insured	10/22 at 100.00	AA	404,079
1,500	5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	1,552,785
1,350	5.000%, 10/01/34 – AGM Insured	10/22 at 100.00	AA	1,395,900
3,085	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Refunding Series 2008A, 1.900%, 11/01/35 (Mandatory Put 6/01/23)	No Opt. Call	A2	3,156,078
2,000	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Refunding Series 2008B, 0.750%, 11/01/35 (Mandatory Put 9/02/25)	No Opt. Call	A2	2,006,600
4,000	Norfolk, Virginia, Water Revenue Bonds, Series 2015A, 5.250%, 11/01/44	11/24 at 100.00	AA+	4,532,560
1,715	Norfolk, Virginia, Water Revenue Bonds, Series 2017, 5.000%, 11/01/42	11/27 at 100.00	AA+	2,082,542
2,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Forward Delivery Series 2022A, 5.000%, 7/01/37, 144A (WI/DD, Settling 6/15/22)	7/32 at 100.00	N/R	2,451,640
1,355	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A, 5.125%, 7/01/37	7/22 at 100.00	CCC	1,391,653
5,000	Richmond, Virginia, Public Utility Revenue Bonds, Refunding Series 2016A, 5.000%, 1/15/32	1/26 at 100.00	Aa1	5,885,300
2,955	Richmond, Virginia, Public Utility Revenue Bonds, Series 2020A, 5.000%, 1/15/34	1/30 at 100.00	Aa1	3,831,955
1,000	Virginia Small Business Financing Authority, Solid Waste Disposal Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48 (AMT) (Mandatory Put 7/01/38), 144A	7/23 at 100.00	B	1,045,950
1,000	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2010A, 1.200%, 11/01/40 (Mandatory Put 5/31/24)	No Opt. Call	A2	1,016,920
43,070	Total Utilities			48,769,953
$ 609,128	Total Municipal Bonds (cost $632,647,592)			683,460,898

Shares	Description (1)	Value
	COMMON STOCKS – 0.1%
	Airlines – 0.1%
32,138	American Airlines Group Inc, (6), (7)	$ 568,521
	Total Common Stocks (cost $905,444)	568,521
	Total Long-Term Investments (cost $633,553,036)	684,029,419

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.5%
	MUNICIPAL BONDS – 0.5%
	Education and Civic Organizations – 0.5%
$ 1,930	Loudoun County Industrial Development Authority, Virginia, Revenue Bonds, Howard Hughes Medical Institute, Variable Rate Demand Obligations, Series 2003E, 0.050%, 2/15/38 (Mandatory Put 1/12/22) (8)	12/21 at 100.00	AAA	$1,930,000
1,700	Loudoun County Industrial Development Authority, Virginia, Variable Rate Demand Obligations, Multi-Modal Revenue Bonds, Howard Hughes Medical Institute, Series 2013A, 0.050%, 6/01/43 (Mandatory Put 1/12/22) (8)	11/21 at 100.00	AAA	1,700,000
$ 3,630	Total Short-Term Investments (cost $3,630,000)			3,630,000
	Total Investments (cost $637,183,036) – 98.6%			687,659,419
	Other Assets Less Liabilities – 1.4%			10,080,644
	Net Assets – 100%			$ 697,740,063
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(7)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(8)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
WI/DD	Purchased on a when-issued or delayed delivery basis.

Statement of Assets and Liabilities
November 30, 2021
(Unaudited)
	Arizona	Colorado	Maryland	New Mexico	Pennsylvania	Virginia
Assets
Long-term investments, at value (cost $200,871,809, $539,580,088, $286,770,882, $93,377,930, $538,888,871 and $633,553,036, respectively)	$212,985,627	$572,979,193	$305,393,802	$ 99,193,195	$579,016,256	$684,029,419
Short-term investments, at value (cost approximates value)	—	12,295,000	—	—	—	3,630,000
Cash	9,216,658	347,970	3,273,717	1,732,929	3,283,311	7,065,410
Cash collateral at brokers for investments in futures contracts(1)	—	—	—	—	197,179	—
Receivable for:
Interest	3,339,667	8,577,604	4,246,426	1,441,254	5,792,780	8,264,086
Investments sold	250,000	3,285,000	2,005,000	20,206	541,559	—
Shares sold	499,731	1,461,397	591,343	21,160	957,336	622,256
Other assets	8,082	13,006	8,746	4,634	39,650	81,602
Total assets	226,299,765	598,959,170	315,519,034	102,413,378	589,828,071	703,692,773
Liabilities
Floating rate obligations	845,000	—	—	—	—	—
Payable for:
Dividends	116,381	141,626	159,039	44,218	277,939	318,658
Interest	6,227	—	—	—	—	—
Investments purchased - regular settlement	—	3,000,000	—	—	133,528	—
Investments purchased - when-issued/delayed-delivery settlement	2,676,598	1,245,005	4,621,600	—	1,250,000	4,421,880
Shares redeemed	287,593	718,510	547,043	611,744	535,064	578,302
Variation margin on futures contracts	—	—	—	—	66,375	—
Accrued expenses:
Management fees	90,163	236,606	124,777	41,948	231,686	274,195
Trustees fees	2,235	12,772	4,253	1,033	39,484	81,812
12b-1 distribution and service fees	19,507	53,968	27,628	12,232	51,532	61,013
Other	99,668	189,290	123,927	71,149	187,684	216,850
Total liabilities	4,143,372	5,597,777	5,608,267	782,324	2,773,292	5,952,710
Commitments and contingencies (as disclosed in Note 8)
Net assets	$222,156,393	$593,361,393	$309,910,767	$101,631,054	$587,054,779	$697,740,063

Class A Shares
Net assets	$ 91,506,779	$230,039,502	$121,440,548	$ 62,771,263	$212,240,253	$266,992,589
Shares outstanding	8,064,594	20,324,125	10,938,945	5,864,438	18,411,132	23,029,216
Net asset value ("NAV") per share	$ 11.35	$ 11.32	$ 11.10	$ 10.70	$ 11.53	$ 11.59
Offering price per share (NAV per share plus maximum sales charge of 4.20% of offering price)	$ 11.85	$ 11.82	$ 11.59	$ 11.17	$ 12.04	$ 12.10
Class C Shares
Net assets	$ 5,633,277	$ 19,493,924	$ 9,462,088	$ 2,448,183	$ 20,710,228	$ 20,925,223
Shares outstanding	496,867	1,726,154	855,902	228,332	1,804,022	1,806,702
NAV and offering price per share	$ 11.34	$ 11.29	$ 11.06	$ 10.72	$ 11.48	$ 11.58
Class I Shares
Net assets	$125,016,337	$343,827,967	$179,008,131	$ 36,411,608	$354,104,298	$409,822,251
Shares outstanding	10,996,678	30,401,305	16,128,129	3,384,946	30,772,379	35,425,080
NAV and offering price per share	$ 11.37	$ 11.31	$ 11.10	$ 10.76	$ 11.51	$ 11.57
Fund level net assets consist of:
Capital paid-in	$213,522,456	$565,724,221	$299,221,780	$ 98,062,352	$547,772,358	$665,832,887
Total distributable earnings	8,633,937	27,637,172	10,688,987	3,568,702	39,282,421	31,907,176
Fund level net assets	$222,156,393	$593,361,393	$309,910,767	$101,631,054	$587,054,779	$697,740,063
Authorized shares - per class	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
Par value per share	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01

(1)	Cash pledged to collateralize the net payment obligations for investments in derivatives.
See accompanying notes to financial statements.

Statement of Operations
Six Months Ended November 30, 2021
(Unaudited)
	Arizona	Colorado	Maryland	New Mexico	Pennsylvania	Virginia
Investment Income	$2,972,574	$ 7,754,758	$ 4,576,713	$1,531,326	$ 8,059,487	$ 9,505,537
Expenses
Management fees	542,631	1,426,593	759,755	253,298	1,383,495	1,657,294
12b-1 service fees - Class A Shares	90,397	229,929	120,677	62,943	206,575	268,392
12b-1 distribution and service fees - Class C Shares	28,276	100,602	49,026	12,713	105,778	108,431
12b-1 distribution and service fees - Class C2 Shares(1)	32	29	63	29	134	144
Shareholder servicing agent fees	36,626	105,911	58,792	16,951	117,050	146,450
Interest expense	4,221	2,814	1,843	522	2,829	3,660
Custodian fees	27,192	49,454	28,676	17,520	41,050	43,851
Professional fees	22,134	30,976	23,958	19,333	30,084	33,181
Trustees fees	3,270	9,439	5,043	1,529	9,297	11,194
Shareholder reporting expenses	8,272	14,441	7,334	4,308	14,203	16,593
Federal and state registration fees	8,457	5,676	6,913	3,565	6,313	7,011
Other	4,283	8,437	4,672	3,488	5,320	5,890
Total expenses	775,791	1,984,301	1,066,752	396,199	1,922,128	2,302,091
Net investment income (loss)	2,196,783	5,770,457	3,509,961	1,135,127	6,137,359	7,203,446
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	15,255	19,595	445,354	32,461	292,799	33,062
Futures contracts	—	—	—	—	(139,738)	—
Swaps	—	—	—	—	(562,500)	—
Change in net unrealized appreciation (depreciation) of:
Investments	(363,056)	(1,851,468)	(1,368,367)	(541,153)	4,199,135	(3,536,642)
Futures contracts	—	—	—	—	(114,653)	—
Swaps	—	—	—	—	292,882	—
Net realized and unrealized gain (loss)	(347,801)	(1,831,873)	(923,013)	(508,692)	3,967,925	(3,503,580)
Net increase (decrease) in net assets from operations	$1,848,982	$ 3,938,584	$ 2,586,948	$ 626,435	$10,105,284	$ 3,699,866

(1)	Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
See accompanying notes to financial statements.

Statement of Changes in Net Assets
	Arizona		Colorado
	Unaudited Six Months Ended 11/30/21	Year Ended 5/31/21	Unaudited Six Months Ended 11/30/21	Year Ended 5/31/21
Operations
Net investment income (loss)	$ 2,196,783	$ 4,195,478	$ 5,770,457	$ 10,897,805
Net realized gain (loss) from:
Investments	15,255	16,460	19,595	79,865
Futures contracts	—	—	—	—
Swaps	—	—	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	(363,056)	5,090,593	(1,851,468)	13,713,332
Futures contracts	—	—	—	—
Swaps	—	—	—	—
Net increase (decrease) in net assets from operations	1,848,982	9,302,531	3,938,584	24,691,002
Distributions to Shareholders
Dividends:
Class A Shares	(863,022)	(1,733,528)	(1,938,925)	(4,255,547)
Class C Shares	(31,722)	(80,457)	(90,330)	(235,177)
Class C2 Shares(1)	(64)	(28,975)	(59)	(37,748)
Class I Shares	(1,286,862)	(2,531,935)	(3,162,750)	(6,467,524)
Decrease in net assets from distributions to shareholders	(2,181,670)	(4,374,895)	(5,192,064)	(10,995,996)
Fund Share Transactions
Proceeds from sale of shares	33,783,320	77,593,482	79,615,780	180,169,195
Proceeds from shares issued to shareholders due to reinvestment of distributions	1,467,586	2,911,838	4,336,956	8,957,352
	35,250,906	80,505,320	83,952,736	189,126,547
Cost of shares redeemed	(19,228,485)	(27,407,782)	(60,470,772)	(86,528,982)
Net increase (decrease) in net assets from Fund share transactions	16,022,421	53,097,538	23,481,964	102,597,565
Net increase (decrease) in net assets	15,689,733	58,025,174	22,228,484	116,292,571
Net assets at the beginning of period	206,466,660	148,441,486	571,132,909	454,840,338
Net assets at the end of period	$222,156,393	$206,466,660	$593,361,393	$571,132,909

(1)	Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

See accompanying notes to financial statements.

Statement of Changes in Net Assets (continued)
	Maryland		New Mexico
	Unaudited Six Months Ended 11/30/21	Year Ended 5/31/21	Unaudited Six Months Ended 11/30/21	Year Ended 5/31/21
Operations
Net investment income (loss)	$ 3,509,961	$ 6,754,484	$ 1,135,127	$ 2,303,530
Net realized gain (loss) from:
Investments	445,354	(34,710)	32,461	18,188
Futures contracts	—	—	—	—
Swaps	—	—	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	(1,368,367)	10,939,971	(541,153)	1,909,094
Futures contracts	—	—	—	—
Swaps	—	—	—	—
Net increase (decrease) in net assets from operations	2,586,948	17,659,745	626,435	4,230,812
Distributions to Shareholders
Dividends:
Class A Shares	(1,264,963)	(2,522,783)	(665,892)	(1,387,422)
Class C Shares	(63,475)	(183,146)	(16,944)	(40,575)
Class C2 Shares(1)	(133)	(75,406)	(62)	(18,201)
Class I Shares	(2,047,312)	(3,912,940)	(408,495)	(821,761)
Decrease in net assets from distributions to shareholders	(3,375,883)	(6,694,275)	(1,091,393)	(2,267,959)
Fund Share Transactions
Proceeds from sale of shares	29,577,652	88,834,775	11,936,238	21,985,551
Proceeds from shares issued to shareholders due to reinvestment of distributions	2,431,443	4,840,827	824,807	1,748,777
	32,009,095	93,675,602	12,761,045	23,734,328
Cost of shares redeemed	(24,666,196)	(49,316,316)	(8,877,275)	(18,321,687)
Net increase (decrease) in net assets from Fund share transactions	7,342,899	44,359,286	3,883,770	5,412,641
Net increase (decrease) in net assets	6,553,964	55,324,756	3,418,812	7,375,494
Net assets at the beginning of period	303,356,803	248,032,047	98,212,242	90,836,748
Net assets at the end of period	$309,910,767	$303,356,803	$101,631,054	$ 98,212,242

(1)	Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

See accompanying notes to financial statements.

Statement of Changes in Net Assets (continued)
	Pennsylvania		Virginia
	Unaudited Six Months Ended 11/30/21	Year Ended 5/31/21	Unaudited Six Months Ended 11/30/21	Year Ended 5/31/21
Operations
Net investment income (loss)	$ 6,137,359	$ 11,953,919	$ 7,203,446	$ 13,989,518
Net realized gain (loss) from:
Investments	292,799	(264,892)	33,062	(121,913)
Futures contracts	(139,738)	195,283	—	—
Swaps	(562,500)	—	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	4,199,135	14,530,816	(3,536,642)	19,963,328
Futures contracts	(114,653)	5,248	—	—
Swaps	292,882	(292,882)	—	—
Net increase (decrease) in net assets from operations	10,105,284	26,127,492	3,699,866	33,830,933
Distributions to Shareholders
Dividends:
Class A Shares	(1,988,190)	(5,146,418)	(2,620,962)	(5,625,092)
Class C Shares	(121,519)	(385,058)	(128,163)	(321,104)
Class C2 Shares(1)	(248)	(132,223)	(270)	(110,294)
Class I Shares	(3,657,630)	(8,976,426)	(4,300,385)	(8,405,140)
Decrease in net assets from distributions to shareholders	(5,767,587)	(14,640,125)	(7,049,780)	(14,461,630)
Fund Share Transactions
Proceeds from sale of shares	55,877,829	120,490,945	67,600,305	166,565,079
Proceeds from shares issued to shareholders due to reinvestment of distributions	4,140,942	10,391,609	5,206,011	10,692,771
	60,018,771	130,882,554	72,806,316	177,257,850
Cost of shares redeemed	(28,411,616)	(76,867,114)	(40,237,633)	(95,574,354)
Net increase (decrease) in net assets from Fund share transactions	31,607,155	54,015,440	32,568,683	81,683,496
Net increase (decrease) in net assets	35,944,852	65,502,807	29,218,769	101,052,799
Net assets at the beginning of period	551,109,927	485,607,120	668,521,294	567,468,495
Net assets at the end of period	$587,054,779	$551,109,927	$697,740,063	$668,521,294

(1)	Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
See accompanying notes to financial statements.

THIS PAGE INTENTIONALLY LEFT BLANK

Financial Highlights
Arizona
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (10/86)
2022(e)	$11.36	$0.11	$(0.01)	$0.10	$(0.11)	$ —	$(0.11)	$11.35
2021	11.03	0.25	0.35	0.60	(0.27)	—	(0.27)	11.36
2020	10.98	0.28	0.06	0.34	(0.29)	—	(0.29)	11.03
2019	10.68	0.30	0.29	0.59	(0.29)	—	(0.29)	10.98
2018	10.82	0.31	(0.15)	0.16	(0.30)	—	(0.30)	10.68
2017	11.03	0.30	(0.21)	0.09	(0.30)	—	(0.30)	10.82
Class C (02/14)
2022(e)	11.35	0.06	(0.01)	0.05	(0.06)	—	(0.06)	11.34
2021	11.03	0.16	0.34	0.50	(0.18)	—	(0.18)	11.35
2020	10.98	0.19	0.07	0.26	(0.21)	—	(0.21)	11.03
2019	10.68	0.21	0.30	0.51	(0.21)	—	(0.21)	10.98
2018	10.82	0.23	(0.15)	0.08	(0.22)	—	(0.22)	10.68
2017	11.02	0.21	(0.20)	0.01	(0.21)	—	(0.21)	10.82
Class I (02/97)
2022(e)	11.38	0.12	(0.01)	0.11	(0.12)	—	(0.12)	11.37
2021	11.06	0.28	0.33	0.61	(0.29)	—	(0.29)	11.38
2020	11.01	0.30	0.07	0.37	(0.32)	—	(0.32)	11.06
2019	10.71	0.32	0.30	0.62	(0.32)	—	(0.32)	11.01
2018	10.85	0.33	(0.14)	0.19	(0.33)	—	(0.33)	10.71
2017	11.06	0.32	(0.21)	0.11	(0.32)	—	(0.32)	10.85

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(c)	Expenses Excluding Interest	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

0.87%	$ 91,507	0.80%*	0.80%*	1.93%*	2%
5.44	87,105	0.82	0.81	2.24	4
3.15	61,110	0.84	0.83	2.54	13
5.67	57,476	0.86	0.86	2.78	6
1.54	52,106	0.88	0.87	2.90	14
0.84	50,367	0.86	0.85	2.79	24

0.48	5,633	1.60*	1.60*	1.13*	2
4.52	5,474	1.62	1.61	1.45	4
2.35	4,909	1.64	1.63	1.74	13
4.85	4,209	1.66	1.66	1.99	6
0.75	4,162	1.68	1.67	2.10	14
0.12	4,789	1.66	1.65	1.98	24

0.98	125,016	0.60*	0.60*	2.13*	2
5.56	113,625	0.62	0.61	2.44	4
3.37	79,716	0.64	0.63	2.74	13
5.90	64,435	0.66	0.66	2.98	6
1.76	53,601	0.68	0.67	3.09	14
1.05	51,634	0.66	0.65	2.99	24
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 – Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)	Unaudited. For the six months ended November 30, 2021.
*	Annualized.
See accompanying notes to financial statements.

Financial Highlights (continued)
Colorado
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (05/87)
2022(e)	$11.34	$0.11	$(0.03)	$ 0.08	$(0.10)	$ —	$(0.10)	$11.32
2021	11.03	0.23	0.31	0.54	(0.23)	—	(0.23)	11.34
2020	10.89	0.27	0.16	0.43	(0.29)	—	(0.29)	11.03
2019	10.63	0.33	0.28	0.61	(0.35)	—	(0.35)	10.89
2018	10.77	0.35	(0.14)	0.21	(0.35)	—	(0.35)	10.63
2017	11.03	0.35	(0.27)	0.08	(0.34)	—	(0.34)	10.77
Class C (02/14)
2022(e)	11.32	0.06	(0.04)	0.02	(0.05)	—	(0.05)	11.29
2021	11.01	0.14	0.31	0.45	(0.14)	—	(0.14)	11.32
2020	10.87	0.18	0.17	0.35	(0.21)	—	(0.21)	11.01
2019	10.61	0.25	0.27	0.52	(0.26)	—	(0.26)	10.87
2018	10.74	0.26	(0.13)	0.13	(0.26)	—	(0.26)	10.61
2017	11.00	0.26	(0.27)	(0.01)	(0.25)	—	(0.25)	10.74
Class I (02/97)
2022(e)	11.33	0.12	(0.03)	0.09	(0.11)	—	(0.11)	11.31
2021	11.02	0.25	0.31	0.56	(0.25)	—	(0.25)	11.33
2020	10.89	0.29	0.16	0.45	(0.32)	—	(0.32)	11.02
2019	10.63	0.35	0.27	0.62	(0.36)	—	(0.36)	10.89
2018	10.76	0.37	(0.14)	0.23	(0.36)	—	(0.36)	10.63
2017	11.02	0.37	(0.27)	0.10	(0.36)	—	(0.36)	10.76

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(c)	Expenses Excluding Interest	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

0.67%	$230,040	0.77%*	0.77%*	1.89%*	2%
4.94	229,010	0.77	0.77	2.03	4
4.02	185,700	0.78	0.78	2.47	20
5.84	131,996	0.82	0.82	3.15	19
1.94	104,759	0.83	0.83	3.23	10
0.76	90,426	0.83	0.83	3.22	17

0.19	19,494	1.57*	1.57*	1.09*	2
4.12	20,174	1.57	1.57	1.23	4
3.21	17,392	1.58	1.58	1.68	20
4.96	13,538	1.62	1.62	2.36	19
1.19	12,844	1.63	1.63	2.44	10
(0.07)	13,405	1.63	1.63	2.43	17

0.78	343,828	0.57*	0.57*	2.09*	2
5.16	321,648	0.57	0.57	2.22	4
4.14	248,133	0.58	0.58	2.67	20
6.02	172,702	0.62	0.62	3.35	19
2.21	119,682	0.63	0.63	3.44	10
0.93	104,024	0.63	0.63	3.43	17

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 – Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)	Unaudited. For the six months ended November 30, 2021.
*	Annualized.
See accompanying notes to financial statements.

Financial Highlights (continued)
Maryland
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (09/94)
2022(e)	$11.13	$0.12	$(0.03)	$0.09	$(0.12)	$ —	$(0.12)	$11.10
2021	10.68	0.26	0.45	0.71	(0.26)	—	(0.26)	11.13
2020	10.78	0.28	(0.09)	0.19	(0.29)	—	(0.29)	10.68
2019	10.59	0.32	0.19	0.51	(0.32)	—	(0.32)	10.78
2018	10.75	0.33	(0.17)	0.16	(0.32)	—	(0.32)	10.59
2017	10.92	0.33	(0.16)	0.17	(0.34)	—	(0.34)	10.75
Class C (02/14)
2022(e)	11.08	0.08	(0.03)	0.05	(0.07)	—	(0.07)	11.06
2021	10.63	0.18	0.44	0.62	(0.17)	—	(0.17)	11.08
2020	10.74	0.19	(0.09)	0.10	(0.21)	—	(0.21)	10.63
2019	10.54	0.24	0.19	0.43	(0.23)	—	(0.23)	10.74
2018	10.71	0.24	(0.18)	0.06	(0.23)	—	(0.23)	10.54
2017	10.88	0.25	(0.16)	0.09	(0.26)	—	(0.26)	10.71
Class I (02/92)
2022(e)	11.13	0.13	(0.03)	0.10	(0.13)	—	(0.13)	11.10
2021	10.68	0.29	0.44	0.73	(0.28)	—	(0.28)	11.13
2020	10.78	0.30	(0.08)	0.22	(0.32)	—	(0.32)	10.68
2019	10.59	0.34	0.19	0.53	(0.34)	—	(0.34)	10.78
2018	10.76	0.35	(0.18)	0.17	(0.34)	—	(0.34)	10.59
2017	10.93	0.36	(0.16)	0.20	(0.37)	—	(0.37)	10.76

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(c)	Expenses Excluding Interest	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

0.79%	$121,441	0.78%*	0.78%*	2.19%*	7%
6.72	116,909	0.80	0.80	2.40	9
1.79	97,106	0.81	0.81	2.59	18
4.90	83,241	0.83	0.84	3.06	17
1.50	67,550	0.83	0.83	3.05	23
1.65	62,412	0.82	0.82	3.09	46

0.47	9,462	1.58*	1.58*	1.39*	7
5.88	10,445	1.60	1.60	1.61	9
0.98	12,507	1.61	1.61	1.79	18
4.09	11,164	1.63	1.63	2.26	17
0.61	13,027	1.63	1.63	2.26	23
0.86	14,089	1.62	1.62	2.30	46

0.89	179,008	0.58*	0.58*	2.39*	7
6.93	175,495	0.60	0.60	2.59	9
2.01	130,951	0.61	0.61	2.79	18
5.14	123,900	0.64	0.64	3.26	17
1.63	86,059	0.63	0.63	3.25	23
1.87	87,944	0.62	0.62	3.31	46

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 – Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)	Unaudited. For the six months ended November 30, 2021.
*	Annualized.
See accompanying notes to financial statements.

Financial Highlights (continued)
New Mexico
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (09/92)
2022(e)	$10.75	$0.12	$(0.06)	$ 0.06	$(0.11)	$ —	$(0.11)	$10.70
2021	10.53	0.25	0.22	0.47	(0.25)	—	(0.25)	10.75
2020	10.42	0.28	0.13	0.41	(0.30)	—	(0.30)	10.53
2019	10.23	0.30	0.20	0.50	(0.31)	—	(0.31)	10.42
2018	10.43	0.31	(0.20)	0.11	(0.31)	—	(0.31)	10.23
2017	10.66	0.31	(0.23)	0.08	(0.31)	—	(0.31)	10.43
Class C (02/14)
2022(e)	10.77	0.08	(0.06)	0.02	(0.07)	—	(0.07)	10.72
2021	10.55	0.17	0.21	0.38	(0.16)	—	(0.16)	10.77
2020	10.44	0.20	0.12	0.32	(0.21)	—	(0.21)	10.55
2019	10.24	0.22	0.20	0.42	(0.22)	—	(0.22)	10.44
2018	10.44	0.23	(0.21)	0.02	(0.22)	—	(0.22)	10.24
2017	10.67	0.23	(0.23)	—	(0.23)	—	(0.23)	10.44
Class I (02/97)
2022(e)	10.81	0.13	(0.05)	0.08	(0.13)	—	(0.13)	10.76
2021	10.58	0.27	0.23	0.50	(0.27)	—	(0.27)	10.81
2020	10.47	0.30	0.13	0.43	(0.32)	—	(0.32)	10.58
2019	10.28	0.32	0.20	0.52	(0.33)	—	(0.33)	10.47
2018	10.49	0.33	(0.21)	0.12	(0.33)	—	(0.33)	10.28
2017	10.72	0.33	(0.22)	0.11	(0.34)	—	(0.34)	10.49

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(c)	Expenses Excluding Interest	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

0.60%	$62,771	0.84%*	0.84%*	2.21%*	1%
4.48	62,010	0.85	0.85	2.36	10
3.94	57,402	0.86	0.86	2.68	5
4.95	48,950	0.88	0.88	2.97	15
1.03	46,368	0.88	0.88	2.98	8
0.81	48,582	0.86	0.86	2.96	14

0.20	2,448	1.64*	1.64*	1.41*	1
3.66	2,592	1.65	1.65	1.56	10
3.11	2,814	1.66	1.66	1.89	5
4.19	2,469	1.68	1.68	2.17	15
0.21	2,109	1.67	1.67	2.17	8
0.01	3,319	1.66	1.66	2.16	14

0.71	36,412	0.64*	0.64*	2.41*	1
4.79	33,372	0.65	0.65	2.56	10
4.15	28,740	0.66	0.66	2.88	5
5.17	24,647	0.68	0.68	3.17	15
1.16	20,653	0.68	0.68	3.18	8
1.04	22,485	0.66	0.66	3.15	14

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 – Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)	Unaudited. For the six months ended November 30, 2021.
*	Annualized.
See accompanying notes to financial statements.

Financial Highlights (continued)
Pennsylvania
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (10/86)
2022(e)	$11.44	$0.12	$ 0.08	$ 0.20	$(0.11)	$ —	$(0.11)	$11.53
2021	11.19	0.25	0.31	0.56	(0.26)	(0.05)	(0.31)	11.44
2020	11.15	0.29	0.04	0.33	(0.29)	( —)*	(0.29)	11.19
2019	10.80	0.33	0.40	0.73	(0.34)	(0.04)	(0.38)	11.15
2018	10.96	0.35	(0.15)	0.20	(0.36)	—	(0.36)	10.80
2017	11.33	0.36	(0.37)	(0.01)	(0.36)	—	(0.36)	10.96
Class C (02/14)
2022(e)	11.39	0.07	0.09	0.16	(0.07)	—	(0.07)	11.48
2021	11.14	0.16	0.31	0.47	(0.17)	(0.05)	(0.22)	11.39
2020	11.11	0.20	0.03	0.23	(0.20)	( —)*	(0.20)	11.14
2019	10.76	0.24	0.40	0.64	(0.25)	(0.04)	(0.29)	11.11
2018	10.92	0.26	(0.15)	0.11	(0.27)	—	(0.27)	10.76
2017	11.28	0.27	(0.36)	(0.09)	(0.27)	—	(0.27)	10.92
Class I (02/97)
2022(e)	11.42	0.13	0.08	0.21	(0.12)	—	(0.12)	11.51
2021	11.17	0.27	0.31	0.58	(0.28)	(0.05)	(0.33)	11.42
2020	11.13	0.31	0.05	0.36	(0.32)	( —)*	(0.32)	11.17
2019	10.79	0.35	0.38	0.73	(0.35)	(0.04)	(0.39)	11.13
2018	10.94	0.37	(0.14)	0.23	(0.38)	—	(0.38)	10.79
2017	11.30	0.38	(0.36)	0.02	(0.38)	—	(0.38)	10.94

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(c)	Expenses Excluding Interest	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

1.76%	$212,240	0.76%**	0.76%**	2.06%**	8%
5.07	199,228	0.77	0.77	2.23	16
3.02	175,578	0.78	0.78	2.60	12
6.91	152,034	0.80	0.80	3.03	14
1.85	122,968	0.81	0.81	3.22	12
(0.02)	122,416	0.80	0.80	3.26	11

1.37	20,710	1.56**	1.56**	1.26**	8
4.26	20,858	1.57	1.57	1.43	16
2.12	19,708	1.58	1.58	1.80	12
6.05	18,812	1.60	1.60	2.24	14
1.02	20,561	1.61	1.61	2.42	12
(0.77)	21,369	1.60	1.60	2.46	11

1.87	354,104	0.56**	0.56**	2.26**	8
5.30	329,936	0.57	0.57	2.43	16
3.24	280,596	0.58	0.58	2.80	12
7.00	243,370	0.60	0.60	3.23	14
2.11	188,492	0.61	0.61	3.41	12
0.24	173,811	0.60	0.60	3.46	11

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 – Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)	Unaudited. For the six months ended November 30, 2021.
*	Rounds to more than $(0.01) per share
**	Annualized.
See accompanying notes to financial statements.

Financial Highlights (continued)
Virginia
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (03/86)
2022(e)	$11.65	$0.12	$(0.07)	$0.05	$(0.11)	$ —	$(0.11)	$11.59
2021	11.28	0.25	0.38	0.63	(0.26)	—	(0.26)	11.65
2020	11.25	0.28	0.05	0.33	(0.30)	—	(0.30)	11.28
2019	11.00	0.32	0.25	0.57	(0.32)	—	(0.32)	11.25
2018	11.18	0.33	(0.18)	0.15	(0.33)	—	(0.33)	11.00
2017	11.38	0.33	(0.21)	0.12	(0.32)	—	(0.32)	11.18
Class C (02/14)
2022(e)	11.64	0.07	(0.06)	0.01	(0.07)	—	(0.07)	11.58
2021	11.27	0.16	0.38	0.54	(0.17)	—	(0.17)	11.64
2020	11.24	0.19	0.05	0.24	(0.21)	—	(0.21)	11.27
2019	10.99	0.23	0.25	0.48	(0.23)	—	(0.23)	11.24
2018	11.17	0.24	(0.18)	0.06	(0.24)	—	(0.24)	10.99
2017	11.37	0.24	(0.21)	0.03	(0.23)	—	(0.23)	11.17
Class I (02/97)
2022(e)	11.62	0.13	(0.05)	0.08	(0.13)	—	(0.13)	11.57
2021	11.25	0.27	0.38	0.65	(0.28)	—	(0.28)	11.62
2020	11.23	0.30	0.04	0.34	(0.32)	—	(0.32)	11.25
2019	10.97	0.34	0.26	0.60	(0.34)	—	(0.34)	11.23
2018	11.15	0.35	(0.18)	0.17	(0.35)	—	(0.35)	10.97
2017	11.35	0.35	(0.21)	0.14	(0.34)	—	(0.34)	11.15

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(c)	Expenses Excluding Interest	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

0.47%	$266,993	0.76%*	0.76%*	2.00%*	2%
5.63	266,280	0.77	0.77	2.18	6
2.94	228,436	0.78	0.78	2.49	10
5.34	202,986	0.80	0.80	2.93	29
1.38	180,675	0.80	0.80	3.01	26
1.08	173,725	0.79	0.79	2.96	34

0.08	20,925	1.56*	1.56*	1.20*	2
4.82	21,904	1.57	1.57	1.38	6
2.13	21,219	1.58	1.58	1.69	10
4.48	18,999	1.60	1.60	2.13	29
0.56	19,949	1.60	1.60	2.21	26
0.27	21,222	1.59	1.59	2.17	34

0.66	409,822	0.56*	0.56*	2.20*	2
5.86	379,172	0.57	0.57	2.37	6
3.06	306,442	0.58	0.58	2.69	10
5.62	226,267	0.60	0.60	3.12	29
1.55	192,830	0.60	0.60	3.21	26
1.25	190,844	0.59	0.59	3.16	34

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 – Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)	Unaudited. For the six months ended November 30, 2021.
*	Annualized.
See accompanying notes to financial statements.

Notes to Financial Statements
(Unaudited)
1.  General Information
Trust and Fund Information
The Nuveen Multistate Trust I (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of the Nuveen Arizona Municipal Bond Fund (“Arizona”), Nuveen Colorado Municipal Bond Fund (“Colorado”), Nuveen Maryland Municipal Bond Fund (“Maryland”), Nuveen New Mexico Municipal Bond Fund (“New Mexico”), Nuveen Pennsylvania Municipal Bond Fund (“Pennsylvania”) and Nuveen Virginia Municipal Bond Fund (“Virginia”) (each a “Fund” and collectively, the “Funds”), as diversified funds among others. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.
The end of the reporting period for the Funds is November 30, 2021, and the period covered by these Notes to Financial Statements is the six months ended November 30, 2021 (the "current fiscal period”).
Investment Adviser and Sub-Adviser
The Funds' investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds' portfolios, manages the Funds' business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge. The Funds issued Class C2 Shares upon the exchange of Class C2 Shares from another Nuveen mutual fund or for the purpose of dividend reinvestment but Class C2 Shares were not available for new accounts or for additional investment into existing accounts. Class C2 Shares were subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C2 Shares converted to Class A Shares after the close of business on June 4, 2021.
Other Matters
The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds' normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
2.  Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation
The Trust pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds' investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update ("ASU") 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only changes to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds' investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds' financial statements and various filings.
Securities and Exchange Commission (“SEC”) Adopts New Rules to Modernize Fund Valuation Framework
In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing

Notes to Financial Statements (Unaudited) (continued)
of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds' financial statements.
3.  Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and ask prices is utilized and these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Municipal market data rate locks (“MMD Rate Locks”) are marked-to-market daily based upon a price supplied by a pricing service. MMD Rate Locks are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price, and are generally classified as Level 1.
Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds' investments as of the end of the reporting period, based on the inputs used to value them:
Arizona	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$212,985,627	$ —	$212,985,627

Colorado	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$572,979,193	$ —	$572,979,193
Short-Term Investments*:
Municipal Bonds	—	12,295,000	—	12,295,000
Total	$ —	$585,274,193	$ —	$585,274,193

Maryland	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$305,142,958	$ —	$305,142,958
Common Stocks	250,844	—	—	250,844
Total	$250,844	$305,142,958	$ —	$305,393,802

New Mexico	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$99,193,195	$ —	$99,193,195

Pennsylvania	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$562,972,613	$ —	$562,972,613
Common Stocks	—	16,043,643**	—	16,043,643
Investments in Derivatives:
Futures Contracts***	(127,528)	—	—	(127,528)
Total	$(127,528)	$579,016,256	$ —	$578,888,728

Virginia	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$683,460,898	$ —	$683,460,898
Common Stocks	568,521	—	—	568,521
Short-Term Investments*:
Municipal Bonds	—	3,630,000	—	3,630,000
Total	$568,521	$687,090,898	$ —	$687,659,419

*	Refer to the Fund's Portfolio of Investments for industry classifications.
**	Refer to the Fund's Portfolio of Investments for securities classified as Level 2.
***	Represents net unrealized appreciation (depreciation) as reported in the Fund's Portfolio of Investments.
The Funds hold liabilities in floating rate obligations where applicable, which are not reflected in the tables above. The fair values of the Funds’ liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in Note 4 - Portfolio Securities and Investments in Derivatives.
4.  Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater

Notes to Financial Statements (Unaudited) (continued)
will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB)  –  Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF)  –  Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Floating Rate Obligations Outstanding	Arizona	Colorado	Maryland	New Mexico	Pennsylvania	Virginia
Floating rate obligations: self-deposited Inverse Floaters	$845,000	$ —	$ —	$ —	$ —	$ —
Floating rate obligations: externally-deposited Inverse Floaters	—	—	—	—	—	—
Total	$845,000	$ —	$ —	$ —	$ —	$ —
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
Self-Deposited Inverse Floaters	Arizona	Colorado	Maryland	New Mexico	Pennsylvania	Virginia
Average floating rate obligations outstanding	$845,000	$ —	$ —	$ —	$ —	$ —
Average annual interest rate and fees	0.74%	—%	—%	—%	—%	—%
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the

Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.
As of the end of the reporting period, each Fund's maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Floating Rate Obligations - Recourse Trusts	Arizona	Colorado	Maryland	New Mexico	Pennsylvania	Virginia
Maximum exposure to Recourse Trusts: self-deposited Inverse Floaters	$845,000	$ —	$ —	$ —	$ —	$ —
Maximum exposure to Recourse Trusts: externally-deposited Inverse Floaters	—	—	—	—	—	—
Total	$845,000	$ —	$ —	$ —	$ —	$ —
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Investment Transactions
Long-term purchases and sales (including maturities but excluding derivative transactions, where applicable) during the current fiscal period were as follows:
	Arizona	Colorado	Maryland	New Mexico	Pennsylvania	Virginia
Purchases	$17,465,733	$36,082,161	$30,683,576	$5,306,412	$70,822,696	$39,072,200
Sales and maturities	4,361,946	8,835,000	22,670,951	1,151,972	45,762,132	11,320,184
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Futures Contracts
Upon execution of a futures contract, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as “Cash collateral at brokers for investments in futures contracts” on the Statement of Assets and Liabilities. Investments in futures contracts obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior days “mark-to-market” of the open contracts. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit the Fund’s account with an amount equal to

Notes to Financial Statements (Unaudited) (continued)
depreciation. These daily cash settlements are also known as “variation margin.” Variation margin is recognized as a receivable and/or payable for “Variation margin on futures contracts” on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis to reflect the changes in market value of the contract, which is recognized as a component of “Change in net unrealized appreciation (depreciation) of futures contracts” on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into, which is recognized as a component of “Net realized gain (loss) from futures contracts” on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
During the current fiscal period, Pennsylvania used futures to manage the duration and yield curve exposure of its portfolio by shorting interest rate futures contracts.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
Pennsylvania
Average notional amount of futures contracts outstanding*	$9,326,763

*	The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the the end of each fiscal quarter within the current fiscal period.
The following table presents the fair value of all futures contracts held by the Funds as of the end of the reporting period, the location of these instruments on the Statement of Assets and Liabilities and the primary underlying risk exposure.
	Location on the Statement of Assets and Liabilities
		Asset Derivatives		(Liability) Derivatives
Underlying Risk Exposure	Derivative Instrument	Location	Value	Location	Value
Pennsylvania
Interest rate	Futures contracts	—	$ —	Payable for variation margin on futures contracts*	$(127,528)
* Value represents the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments and not the daily asset and/or liability derivative location as described in the table above.
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on futures contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.
Fund	Underlying Risk Exposure	Derivative Instrument	Net Realized Gain (Loss) from Futures Contracts	Change in net Unrealized Appreciation (Depreciation) of Futures Contracts
Pennsylvania	Interest rate	Futures contracts	$(139,738)	$(114,653)
MMD Rate Locks
Each Fund may purchase and sell MMD Rate Locks. An MMD Rate Lock permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. By using an MMD Rate Lock, a Fund can create a synthetic long or short position, allowing the Fund to select what the Sub-Adviser believes is an attractive part of the yield curve. A Fund will ordinarily use these transactions as a hedge or for duration or risk management although it is permitted to enter into them to enhance income or gain or to increase the Fund’s yield, for example, during periods of steep interest rate yield curves (i.e., wide differences between short term and long term interest rates). An MMD Rate Lock is a contract between a Fund and a counterparty pursuant to which the parties agree to make payments to each other on a notional amount, contingent upon whether the Municipal Market Data AAA General Obligation Scale is above or below a specified level on the expiration date of the contract. For example, if a Fund buys an MMD Rate Lock and the Municipal Market Data AAA General Obligation Scale is below the specified level on the expiration date, the counterparty to the contract will make a payment to a Fund equal to the specified level minus the actual level, multiplied by the notional amount of the contract. If the Municipal Market Data AAA General Obligation Scale is above the specified level on the expiration date, a Fund will make a payment to the counterparty equal to the actual level minus the specified level, multiplied by the notional amount of the contract. In connection with investments in MMD Rate Locks, there is a risk that municipal yields will move in the opposite direction than anticipated by a Fund, which would cause the Fund to make payments to its counterparty in the transaction that could adversely affect the Fund’s performance.

Changes in the value of an MMD Rate Lock during the fiscal period are reflected as a change in unrealized appreciation (depreciation) of swaps on the Statements of Operations. The value of an MMD Rate Lock as of the end of the reporting period is reflected as unrealized appreciation (depreciation) on swaps on the Statement of Assets and Liabilities. Payments received or made by the Fund, if any, are recognized as net realized gain (loss) from swaps on the Statement of Operations.
During the current fiscal period, Pennsylvania was invested in MMD Rate Locks to manage the duration and yield curve exposure of its portfolio. The average notional amount of the MMD Rate Locks outstanding for the Fund during the period was $5,000,000.
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on MMD Rate Locks on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.
Fund	Underlying Risk	Derivative Instrument	Net Realized Gain (Loss) from Swaps	Change in Net Unrealized Appreciation (Depreciation) of Swaps
Pennsylvania	Interest rate	MMD Rate Lock	$(562,500)	$292,882
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
5.  Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
	Six Months Ended 11/30/21		Year Ended 5/31/21
Arizona	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,235,458	$ 14,061,037	2,697,677	$ 30,336,510
Class A – automatic conversion of Class C2 Shares	23,101	262,895	—	—
Class C	45,812	520,714	112,879	1,269,600
Class C2(1)	—	—	11	121
Class I	1,658,081	18,938,674	4,079,518	45,987,251
Shares issued to shareholders due to reinvestment of distributions:
Class A	59,252	672,931	116,253	1,308,430
Class C	2,219	25,191	5,661	63,619
Class C2(1)	—	—	2,421	27,194
Class I	67,625	769,464	134,178	1,512,595
	3,091,548	35,250,906	7,148,598	80,505,320
Shares redeemed:
Class A	(920,832)	(10,485,446)	(684,424)	(7,699,837)
Class C	(33,401)	(379,243)	(81,491)	(916,543)
Class C2(1)	(3)	(29)	(224,580)	(2,517,522)
Class C2 – automatic conversion to Class A Shares	(23,101)	(262,895)	—	—
Class I	(711,559)	(8,100,872)	(1,440,847)	(16,273,880)
	(1,688,896)	(19,228,485)	(2,431,342)	(27,407,782)
Net increase (decrease)	1,402,652	$ 16,022,421	4,717,256	$ 53,097,538

(1)	Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Notes to Financial Statements (Unaudited) (continued)
	Six Months Ended 11/30/21		Year Ended 5/31/21
Colorado	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,667,332	$ 18,905,470	5,711,155	$ 64,285,258
Class A – automatic conversion of Class C Shares	—	—	7,575	85,063
Class A – automatic conversion of Class C2 Shares	26,536	301,447	—	—
Class C	102,941	1,167,002	437,744	4,918,029
Class C2(1)	—	—	71	788
Class I	5,226,296	59,241,861	9,860,327	110,880,057
Shares issued to shareholders due to reinvestment of distributions:
Class A	164,627	1,865,384	362,859	4,081,466
Class C	7,652	86,490	20,250	227,222
Class C2(1)	—	—	3,245	36,335
Class I	210,698	2,385,082	410,325	4,612,329
	7,406,082	83,952,736	16,813,551	189,126,547
Shares redeemed:
Class A	(1,723,899)	(19,563,559)	(2,729,472)	(30,677,261)
Class C	(166,859)	(1,887,099)	(248,322)	(2,786,963)
Class C – automatic conversion to Class A Shares	—	—	(7,588)	(85,063)
Class C2(1)	(1)	(22)	(305,242)	(3,417,751)
Class C2 – automatic conversion to Class A Shares	(26,630)	(301,447)	—	—
Class I	(3,412,724)	(38,718,645)	(4,407,431)	(49,561,944)
	(5,330,113)	(60,470,772)	(7,698,055)	(86,528,982)
Net increase (decrease)	2,075,969	$ 23,481,964	9,115,496	$102,597,565

(1)	Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

	Six Months Ended 11/30/21		Year Ended 5/31/21
Maryland	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,044,935	$ 11,650,919	2,634,562	$ 28,925,275
Class A – automatic conversion of Class C Shares	—	—	1,310	14,401
Class A – automatic conversion of Class C2 Shares	45,679	508,861	13,742	151,266
Class C	49,270	544,704	160,659	1,759,544
Class C2(1)	—	—	187	2,020
Class I	1,515,910	16,873,168	5,273,031	57,982,269
Shares issued to shareholders due to reinvestment of distributions:
Class A	87,932	977,167	178,974	1,967,406
Class C	4,168	46,136	12,069	131,973
Class C2(1)	—	—	5,963	65,160
Class I	126,739	1,408,140	243,498	2,676,288
	2,874,633	32,009,095	8,523,995	93,675,602
Shares redeemed:
Class A	(744,933)	(8,302,037)	(1,418,211)	(15,537,603)
Class C	(140,065)	(1,555,235)	(405,353)	(4,442,714)
Class C – automatic conversion to Class A Shares	—	—	(1,315)	(14,401)
Class C2(1)	(1)	(5)	(648,086)	(7,096,250)
Class C2 – automatic conversion to Class A Shares	(45,801)	(508,861)	(13,783)	(151,266)
Class I	(1,286,600)	(14,300,058)	(2,011,409)	(22,074,082)
	(2,217,400)	(24,666,196)	(4,498,157)	(49,316,316)
Net increase (decrease)	657,233	$ 7,342,899	4,025,838	$ 44,359,286

(1)	Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

	Six Months Ended 11/30/21		Year Ended 5/31/21
New Mexico	Shares	Amount	Shares	Amount
Shares sold:
Class A	487,723	$ 5,242,782	979,442	$ 10,464,020
Class A – automatic conversion of Class C2 Shares	22,189	238,749	302	3,231
Class C	26,235	282,223	25,333	271,250
Class C2(1)	—	—	2,052	22,018
Class I	571,894	6,172,484	1,044,959	11,225,032
Shares issued to shareholders due to reinvestment of distributions:
Class A	50,056	536,795	103,074	1,101,298
Class C	1,474	15,841	3,526	37,739
Class C2(1)	—	—	1,596	17,021
Class I	25,251	272,171	55,191	592,719
	1,184,822	12,761,045	2,215,475	23,734,328
Shares redeemed:
Class A	(463,156)	(4,965,015)	(768,681)	(8,199,765)
Class C	(40,019)	(430,171)	(55,042)	(588,328)
Class C2(1)	(3)	(33)	(159,930)	(1,705,911)
Class C2 – automatic conversion to Class A Shares	(22,189)	(238,749)	(302)	(3,231)
Class I	(300,633)	(3,243,307)	(728,428)	(7,824,452)
	(826,000)	(8,877,275)	(1,712,383)	(18,321,687)
Net increase (decrease)	358,822	$ 3,883,770	503,092	$ 5,412,641

(1)	Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

	Six Months Ended 11/30/21		Year Ended 5/31/21
Pennsylvania	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,589,572	$ 18,264,685	3,655,138	$ 41,374,925
Class A – automatic conversion of Class C2 Shares	95,082	1,090,586	137,568	1,552,079
Class C	153,995	1,765,733	387,584	4,376,378
Class C2(1)	—	—	156	1,754
Class I	3,028,588	34,756,825	6,476,744	73,185,809
Shares issued to shareholders due to reinvestment of distributions:
Class A	153,407	1,763,086	399,810	4,525,772
Class C	10,063	115,185	31,419	354,183
Class C2(1)	—	—	11,011	124,145
Class I	197,220	2,262,671	476,745	5,387,509
	5,227,927	60,018,771	11,576,175	130,882,554
Shares redeemed:
Class A	(842,471)	(9,688,077)	(2,472,657)	(27,983,279)
Class C	(190,675)	(2,181,883)	(357,011)	(4,025,281)
Class C2(1)	(8)	(88)	(649,579)	(7,306,801)
Class C2 – automatic conversion to Class A Shares	(95,414)	(1,090,586)	(137,943)	(1,552,079)
Class I	(1,344,842)	(15,450,982)	(3,184,948)	(35,999,674)
	(2,473,410)	(28,411,616)	(6,802,138)	(76,867,114)
Net increase (decrease)	2,754,517	$ 31,607,155	4,774,037	$ 54,015,440

(1)	Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Notes to Financial Statements (Unaudited) (continued)
	Six Months Ended 11/30/21		Year Ended 5/31/21
Virginia	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,340,918	$ 15,640,949	4,563,634	$ 52,657,145
Class A – automatic conversion of Class C2 Shares	100,007	1,167,081	67,837	780,811
Class C	116,726	1,360,172	334,246	3,847,376
Class C2	—	—	300	3,418
Class I	4,254,371	49,432,103	9,487,314	109,276,329
Shares issued to shareholders due to reinvestment of distributions:
Class A	191,729	2,227,698	407,327	4,700,605
Class C	10,047	116,633	24,109	277,908
Class C2(1)	—	—	8,329	95,877
Class I	246,840	2,861,680	487,857	5,618,381
	6,260,638	72,806,316	15,380,953	177,257,850
Shares redeemed:
Class A	(1,463,623)	(17,031,853)	(2,434,917)	(28,114,559)
Class C	(202,184)	(2,350,696)	(359,000)	(4,152,065)
Class C2(1)	(2)	(34)	(849,473)	(9,769,958)
Class C2 – automatic conversion to Class A Shares	(100,179)	(1,167,081)	(67,896)	(780,811)
Class I	(1,696,311)	(19,687,969)	(4,583,892)	(52,756,961)
	(3,462,299)	(40,237,633)	(8,295,178)	(95,574,354)
Net increase (decrease)	2,798,339	$ 32,568,683	7,085,775	$ 81,683,496

(1)	Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
6.  Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.
The table below presents the cost and unrealized appreciation (depreciation) of each Fund's investment portfolio, as determined on a federal income tax basis, as of November 30, 2021.
For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.
	Arizona	Colorado	Maryland	New Mexico	Pennsylvania	Virginia
Tax cost of investments	$200,011,004	$551,952,762	$286,441,017	$93,376,335	$538,745,689	$636,776,544
Gross unrealized:
Appreciation	$ 12,231,837	$ 33,676,090	$ 19,566,143	$ 5,872,484	$ 40,671,551	$ 52,120,999
Depreciation	(102,321)	(354,659)	(613,358)	(55,624)	(528,512)	(1,238,124)
Net unrealized appreciation (depreciation) of investments	$ 12,129,516	$ 33,321,431	$ 18,952,785	$ 5,816,860	$ 40,143,039	$ 50,882,875
Permanent differences, primarily due to taxable market discount and distribution reallocations, resulted in reclassifications among the Funds’ components of net assets as of May 31, 2021, the Funds' last tax year end.

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains as of May 31, 2021, the Funds' last tax year end, were as follows:
	Arizona	Colorado	Maryland	New Mexico	Pennsylvania	Virginia
Undistributed net tax-exempt income[1]	$200,687	$2,378	$217,033	$73,635	$202,661	$487,242
Undistributed net ordinary income[2]	—	—	698	—	—	134
Undistributed net long-term capital gains	—	—	—	—	—	—

[1]	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period May 1, 2021 through May 31, 2021, and paid on June 1, 2021.
[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.
The tax character of distributions paid during the Funds' last tax year ended May 31, 2021 was designated for purposes of the dividends paid deduction as follows:
	Arizona	Colorado	Maryland	New Mexico	Pennsylvania	Virginia
Distributions from net tax-exempt income	$4,372,648	$10,992,579	$6,693,032	$2,267,959	$12,035,750	$14,458,901
Distributions from net ordinary income[2]	2,247	3,417	1,243	—	176,424	2,729
Distributions from net long-term capital gains	—	—	—	—	2,427,951	—

[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.
As of May 31, 2021, the Funds' last tax year end, the Funds had unused capital losses carrying forward available for federal income tax purposes to be applied against future capital gains, if any. The capital losses are not subject to expiration.
	Arizona	Colorado	Maryland	New Mexico	Virginia
Not subject to expiration:
Short-term	$1,847,000	$4,470,019	$3,676,743	$ 590,361	$ 7,078,597
Long-term	1,510,730	966,643	4,791,538	1,630,333	11,390,734
Total	$3,357,730	$5,436,662	$8,468,281	$2,220,694	$18,469,331
During the Funds’ last tax year ended May 31, 2021, the following Funds utilized capital loss carryforwards as follows:
	Arizona	Colorado	New Mexico
Utilized capital loss carryforwards	$33,997	$81,956	$18,188
7.  Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components  –  a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Average Daily Net Assets	Arizona	Colorado	Maryland	New Mexico	Pennsylvania	Virginia
For the first $125 million	0.3500%	0.3500%	0.3500%	0.3500%	0.3500%	0.3500%
For the next $125 million	0.3375	0.3375	0.3375	0.3375	0.3375	0.3375
For the next $250 million	0.3250	0.3250	0.3250	0.3250	0.3250	0.3250
For the next $500 million	0.3125	0.3125	0.3125	0.3125	0.3125	0.3125
For the next $1 billion	0.3000	0.3000	0.3000	0.3000	0.3000	0.3000
For the next $3 billion	0.2750	0.2750	0.2750	0.2750	0.2750	0.2750
For the next $5 billion	0.2500	0.2500	0.2500	0.2500	0.2500	0.2500
For net assets over $10 billion	0.2375	0.2375	0.2375	0.2375	0.2375	0.2375
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:

Notes to Financial Statements (Unaudited) (continued)
Complex-Level Eligible Asset Breakpoint Level*	Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445
*     The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of November 30, 2021, the complex-level fee for each Fund was as follows:
Fund	Complex-Level Fee
Arizona	0.1534%
Colorado	0.1576%
Maryland	0.1534%
New Mexico	0.1534%
Pennsylvania	0.1534%
Virginia	0.1534%
Distribution and Service Fees
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class C2 Shares incurred a 0.55% annual 12b-1 distribution fee and a 0.20% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the following Funds engaged in inter-fund trades pursuant to these procedures as follows:
Cross-Trades	Colorado	Maryland
Purchases	$5,875,000	$432,518
Sales	5,874,971	—
Realized gain (loss)	—	—
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
	Arizona	Colorado	Maryland	New Mexico	Pennsylvania	Virginia
Sales charges collected	$95,446	$168,020	$93,733	$54,995	$169,823	$147,534
Paid to financial intermediaries	92,135	163,703	90,362	52,474	163,567	140,310

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
	Arizona	Colorado	Maryland	New Mexico	Pennsylvania	Virginia
Commission advances	$76,276	$146,481	$74,538	$39,414	$141,975	$108,246
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C and Class C2 Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
	Arizona	Colorado	Maryland	New Mexico	Pennsylvania	Virginia
12b-1 fees retained	$6,284	$20,555	$6,983	$1,335	$22,150	$16,791
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
	Arizona	Colorado	Maryland	New Mexico	Pennsylvania	Virginia
CDSC retained	$19,389	$16,343	$2,886	$494	$ —	$4,603
8.  Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Fund to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are each described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.
9.  Borrowing Arrangements
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.635 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2022 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Prior to June 23, 2021, the drawn interest rate was equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.25% per annum or (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Participating Funds also incurred a 0.05% upfront fee on the increase of the $230 million commitment amount during the reporting period. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the Funds did not utilize this facility.
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities, where applicable.

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management, LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787

Portfolio of Investments Information: Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC's website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Effective Leverage (Effective Leverage Ratio): Effective leverage is investment exposure created either directly through certain borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The calculation of the Effective Leverage Ratio reflects borrowings effected on a long-term basis for investment purposes, but excludes borrowings that may occur, on a transient basis, in connection with a Fund’s day-to-day operations primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades.
Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage: Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.
Lipper Maryland Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Maryland Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Lipper Other States Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Other States Municipal Debt Funds Classification. Shareholders should note that the performance of the Lipper Other States Municipal Debt Funds Classification Average represents the overall average of returns for funds from multiple states with a wide variety of municipal market conditions, making direct comparisons less meaningful. Lipper returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charge.
Lipper Pennsylvania Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Pennsylvania Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.

Glossary of Terms Used in this Report (Unaudited) (continued)
Lipper Virginia Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Virginia Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refunding: Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
S&P Municipal Bond Arizona Index: A market value-weighted index designed to measure the performance of the tax-exempt Arizona municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Colorado Index: A market value-weighted index designed to measure the performance of the tax-exempt Colorado municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Maryland Index: A market value-weighted index designed to measure the performance of the tax-exempt Maryland municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond New Mexico Index: A market value-weighted index designed to measure the performance of the tax-exempt New Mexico municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Pennsylvania Index: A market value-weighted index designed to measure the performance of the tax-exempt Pennsylvania municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Virginia Index: A market value-weighted index designed to measure the performance of the tax-exempt Virginia municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Index: A market value-weighted index designed to measure the performance of the tax-exempt U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Tax Obligation/General Bonds: Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds: Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn't have the ability to increase taxes by an unlimited amount to pay the bonds back.

Total Investment Exposure: Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Fund's liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund covered in this Report has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage each Fund’s liquidity risk. The Program consists of various protocols for assessing and managing the Fund’s liquidity risk. The Fund's Board of Directors (the “Board”) previously designated Nuveen Fund Advisors, LLC, the Fund's investment adviser (the “Adviser”), as the administrator of the Program. The Adviser’s Liquidity Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the Adviser’s Liquidity Oversight Sub-Committee (“LOSC”). LMAT and LOSC are composed of personnel from the Adviser and Teachers Advisors, LLC, an affiliate of the Adviser.
At a May 26, 2021 meeting of the Board, the Adviser provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for the calendar year 2020 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of its portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
The Funds’ portfolio investments are classified into one of four liquidity categories (including the most liquid, “Highly Liquid,” and the least liquid, “Illiquid,” as discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, using third-party vendor data.
A fund that does not primarily hold Highly Liquid investments must, among other things, determine a minimum percentage of the fund’s net assets that must be invested in Highly Liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, the Fund primarily held Highly Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a fund from acquiring Illiquid investments if doing so would result in the fund holding more than 15% of its net assets in Illiquid investments, and requires certain reporting to the fund’s board and the Securities and Exchange Commission any time a fund’s holdings of Illiquid investments exceeds 15% of net assets. During the Review Period, the Fund did not exceed the 15% limit on Illiquid investments.

Notes

Notes

Notes

Nuveen:
Serving Investors for Generations
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Nuveen is the investment manager of TIAA. We have grown into one of world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
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To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial professional, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/mutual-funds
Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive | Chicago, IL 60606 | www.nuveen.com    MSA-MS2-1121D1972937-INV-B-01/23

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust I

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: February 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher E. Stickrod
Christopher E. Stickrod
Chief Administrative Officer
(principal executive officer)

Date: February 4, 2022

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: February 4, 2022